UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Global Long/Short Credit Fund

BlackRock Short Obligations Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd

Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2018

Date of reporting period: 01/31/2018

Item 1 – Report to Stockholders

JANUARY 31, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

➢	BlackRock Global Long/Short Credit Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended January 31, 2018, assets with higher risk and return potential, such as stocks and high-yield bonds, continued to deliver strong performance. The equity market advanced despite geopolitical uncertainty and relatively high valuations, while bond returns were constrained by rising interest rates.

Emerging market stocks posted the strongest performance, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, the 10-year U.S. Treasury — a bellwether of the bond market — posted a modest negative return, as rising energy prices, higher wages, and steady job growth drove expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together. Consensus expectations for global economic growth also rose, as long-anticipated fiscal stimulus and capital spending plans indicated that new sources of demand could extend the current economic cycle.

The Fed responded to these positive developments by increasing short-term interest rates three times during the year. In October 2017, the Fed also reduced its $4.5 trillion balance sheet by $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) continued to expand their balance sheets despite nascent signs of sustained economic growth. Rising global growth and inflation, as well as limited bond supply, put steady pressure on other central banks to follow in the Fed’s footsteps. In October 2017, the ECB announced plans to cut its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus, as the country’s inflation rate remained below 2.0%.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018. We continue to believe the primary risks to the economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension.

In December 2017, Congress passed a sweeping tax reform bill. The U.S. tax overhaul is likely to accentuate the existing reflationary themes, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	15.43%	26.41%
U.S. small cap equities (Russell 2000® Index)	11.23	17.18
International equities (MSCI Europe, Australasia, Far East Index)	12.14	27.60
Emerging market equities (MSCI Emerging Markets Index)	18.51	41.01
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.58	0.93
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(2.74)	(0.47)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.35)	2.15
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.01	3.41
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.94	6.60
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of January 31, 2018	BlackRock Global Long/Short Credit Fund

Investment Objective

BlackRock Global Long/Short Credit Fund’s (the “Fund”) investment objective is to seek absolute total returns over a complete market cycle.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2018, the Fund outperformed the benchmark, the ICE BofAML 3-month U.S. Treasury Bill Index.

What factors influenced performance?

The Fund’s U.S.-based strategies led performance for the six-month period ended January 31, 2018. In particular, U.S. absolute return strategies made the most significant positive contribution, including idiosyncratic long positions across a number of sectors, event-related trades, capital structure trades, and relative value trades within investment grade corporate bonds.

Carry (income-focused) strategies globally added to performance, including exposure to bank loans, collateralized loan obligations (“CLOs”), enhanced equipment trust certificates, and U.K. pubs. Absolute return strategies in Europe were also a significant driver of returns, led by event-related and relative value trades. With respect to directional trades, exposure to high yield bonds in the United States and Europe added value as credit spreads continued to compress. In Europe, directional trades in subordinated financials, bank capital securities and investment grade corporates were additive.

Detractors for the period were limited and included strategies in both the United States and Europe in the form of equity options and futures. Additionally, idiosyncratic short positions in the United States were a slight constraint on performance for the six-month period.

As part of its investment strategy, the Fund uses derivatives to manage duration (sensitivity to interest rate movements) and currency risk. The Fund also has the flexibility to utilize derivatives in order to express a positive or negative view on a particular issuer or sector, or to manage overall credit risk. Derivatives may also serve as a more liquid way to express exposures depending on the market environment. During the period, the Fund’s derivative holdings had a net negative impact on performance. Swap contracts in aggregate detracted and were primarily used to express short positions in individual credits and baskets of credits. Additionally, foreign currency positions, which help manage non-dollar currency exposure back to U.S. dollars, were a slight detractor.

The Fund’s cash exposure had no material impact on performance as the Fund expresses long and short positions via credit default swaps and other derivatives, which do not require a cash outlay like that of traditional cash bonds.

Describe recent portfolio activity.

During the period, the Fund’s net long position decreased slightly from 59% to 55%. Throughout the period, assets were shifted away from the United States and into European markets where monetary policy is expected to be more accommodative. In Europe, we increased the net long position from 16% to 26%, while U.S. net long exposure was lowered from 39% to 25%. Additionally, the Fund took profits on Asian credit positions.

In the United States, the Fund took profits on relative value investment grade corporate trades, which performed well throughout the period. Additionally, the Fund significantly increased a short position in a U.S. investment grade credit default swap index. Throughout the period, the Fund continued to focus on opportunities in absolute return strategies which are designed to capitalize on increases in market volatility and increases in single name and sector performance dispersion. Within these strategies, the Fund focused on capital structures with a catalyst such as mergers & acquisitions activity, liability management, and the potential for an initial public offering. Within the directional component of the Fund, the net long position decreased slightly as exposure to high yield bonds was trimmed.

Within Europe, the Fund focused on growing absolute return strategies. Within these strategies, exposure was increased to event-related trades, capital structure trades, and idiosyncratic long or short positions. Additionally, the Fund significantly increased exposure to bank loans and CLOs.

Describe Fund positioning at period end.

At period end, the Fund’s positioning reflected a focus on carry-driven strategies on the view that price appreciation from spread compression will likely be modest going forward given the late stage of the credit cycle. The Fund expressed both long and short positions across a range of asset classes and throughout the capital structure. The Fund continued to focus on absolute return strategies, which are designed to benefit from an increase in dispersion in credit performance as volatility picks up. These strategies included idiosyncratic opportunities such as event-related trades, capital structure trades, and relative value trades.

The Fund ended the period with a net long credit position in Europe at 26% of net assets, 25% in the United States, 4% in Asia and Emerging Markets, and 55% overall.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018 (continued)	BlackRock Global Long/Short Credit Fund

Performance Summary for the Period Ended January 31, 2018

				Average Annual Total Returns (a)(b)
				1 Year		5 Years		Since Inception (c)
	Standardized 30-Day Yield	Unsubsidized 30-Day Yield	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.57%	2.57%	1.95%	3.44%	N/A	2.16%	N/A	2.99%	N/A
Investor A	2.24	2.24	1.79	3.19	(0.94)%	1.89	1.06%	2.74	2.08%
Investor C	1.63	1.63	1.49	2.50	1.50	1.15	1.15	2.00	2.00
Class K	2.63	2.63	2.12	3.62	N/A	2.25	N/A	3.08	N/A
ICE BofAML 3-Month U.S. Treasury Bill Index (d)	—	—	0.58	0.93	N/A	0.29	N/A	0.25	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 7 for a detailed description of share classes, including any related sales charges and fees.
(b)	The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed income markets. Under normal circumstances, the Fund invests at least 80% of its total assets in credit-related instruments.
(c)	The Fund commenced operations on September 30, 2011.
(d)	An unmanaged index that tracks 3-month U.S. Treasury securities.

N/A — Not Applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical (a)
			Including dividend expense and interest expense	Excluding dividend expense and interest expense		Including dividend expense and interest expense		Excluding dividend expense and interest expense
	Beginning Account Value 08/01/17	Ending Account Value 01/31/18	Expenses Paid During the Period (b)	Expenses Paid During the Period (c)	Beginning Account Value 08/01/17	Ending Account Value 01/31/18	Expenses Paid During the Period (b)	Ending Account Value 01/31/18	Expenses Paid During the Period (c)
Institutional	$1,000.00	$1,019.50	$10.13	$5.34	$1,000.00	$1,015.17	$10.11	$1,019.91	$5.35
Investor A	1,000.00	1,017.90	10.94	6.61	1,000.00	1,014.37	10.92	1,018.65	6.61
Investor C	1,000.00	1,014.90	15.44	10.61	1,000.00	1,009.88	15.40	1,014.67	10.61
Class K	1,000.00	1,021.20	9.42	4.99	1,000.00	1,015.88	9.40	1,020.27	4.99

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.98% for Institutional Shares, 2.15% for Investor A Shares, 3.04% for Investor C Shares and 1.85% for Class K), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
(c)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.05% for Institutional Shares, 1.30% for Investor A Shares, 2.09% for Investor C Shares and 0.98% for Class K), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

FUND SUMMARY	5

Fund Summary as of January 31, 2018 (continued)	BlackRock Global Long/Short Credit Fund

Portfolio Information

GEOGRAPHIC ALLOCATION

	Percent of Total Investments (a)
Country	Long	Short		Total
United States	50%	12%		62%
United Kingdom	5	—	(c)	5
Netherlands	3	—		3
Germany	3	—	(c)	3
Canada	3	—		3
Cayman Islands	3	—		3
France	2	—	(c)	2
Italy	2	—	(c)	2
Ireland	2	—		2
Switzerland	2	—	(c)	2
Spain	2	—	(c)	2
China	2	—	(c)	2
Luxembourg	2	—	(c)	2
Belgium	1	—	(c)	1
Cyprus	1	—		1
Israel	1	—	(c)	1
Other(b)	4	—	(c)	4
Total	88%	12%		100%

(a)	Total investments include the gross market values of long and short positions exclude Short-Term Securities, Options Purchased and Options Written.
(b)	Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Schedule of Investments for such countries.
(c)	Representing less than 0.5% of Total Investments.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	Percent of Total Investments (b)
AAA/Aaa(c)	5%
AA/Aa	2
A	5
BBB/Baa	28
BB/Ba	27
B	25
CCC/Caa	2
CC/Ca	—	(d)
C	—	(d)
D	—	(d)
NR	6

(a)	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low rating quality. Credit quality ratings are subject to change.
(b)	Total Investments exclude Short-Term Securities, Options Purchased, Options Written, Borrowed Bonds and Investments Sold Short.
(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment advisor has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credity quality as investments rated AAA/Aaa.
(d)	Representing less than 0.5% of the Fund’s total investments.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

The Benefits and Risks of Leveraging

The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, these objectives cannot be achieved in all interest rate environments.

The Fund may utilize leverage by entering into reverse repurchase agreements.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.

Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.

The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund shareholders and may reduce income.

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to Class K Shares inception date of March 28, 2016, Class K Share performance results are those of Institutional Shares (which have no distribution or service fees) and were restated to reflect Class K Share fees.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end.

Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at NAV on the ex-dividend/payable dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waiver and/or reimbursements.

THE BENEFITS AND RISKS OF LEVERAGING / ABOUT FUND PERFORMANCE	7

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other Fund expenses. The expense example shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on August 1, 2017 and held through January 31, 2018) are intended to assist shareholders both in calculating expenses based on an investment in Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical example that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 9.6%

Cayman Islands — 3.6%(a)(b)
Allegro CLO VI Ltd.:
Series 2017-2A, Class C, 3.53%, 01/17/30	USD	1,600	$1,604,363
Series 2017-2A, Class D, 4.48%, 01/17/30		500	501,141
ALM VI Ltd., Series 2012-6A, Class B1RR, 3.77%, 07/15/26		2,500	2,507,645
ALM VII Ltd., Series 2012-7A, Class A1R, 3.20%, 10/15/28		12,000	12,130,730
ALM VIII Ltd., Series 2013-8A, Class A1R, 3.21%, 10/15/28		2,750	2,770,877
ALM XVI Ltd.:
Series 2015-16A, Class BR, 3.77%, 07/15/27		1,000	1,008,133
Series 2015-16A, Class C1R, 4.92%, 07/15/27		1,000	1,015,509
AMMC CLO XII Ltd., Series 2013-12A, Class CR, 3.31%, 11/10/30		1,500	1,502,090
Anchorage Capital CLO 3-R Ltd., Series 2014- 3RA, Class B, 3.26%, 01/28/31		2,000	2,000,000
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class CR, 3.42%, 10/15/27		1,000	1,002,320
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class BR, 3.87%, 10/13/30		1,000	1,010,944
Series 2013-1A, Class CR, 4.92%, 10/13/30		1,000	1,019,444
Apidos CLO XII, Series 2013-12A, Class D, 4.77%, 04/15/25		1,500	1,501,000
Apidos CLO XVIII, Series 2014-18A, Class CR, 4.99%, 07/22/26		880	891,891
Apidos CLO XXV, Series 2016-25A, Class A1, 3.20%, 10/20/28		3,500	3,524,931
ARES XLIV CLO Ltd.:
Series 2017-44A, Class C, 4.76%, 10/15/29		1,000	1,022,501
Series 2017-44A, Class D, 7.86%, 10/15/29		1,000	1,032,932
ARES XXXVII CLO Ltd., Series 2015-4A, Class BR, 3.52%, 10/15/30		1,750	1,754,896
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A3LR, 3.37%, 02/17/26		1,800	1,802,015
Benefit Street Partners CLO XII Ltd.:
Series 2017-12A, Class C, 4.40%, 10/15/30		1,250	1,262,915
Series 2017-12A, Class D, 7.76%, 10/15/30		1,500	1,543,665
Burnham Park CLO Ltd., Series 2016-1A, Class A, 3.17%, 10/20/29		3,000	3,033,519
Carlyle Global Market Strategies CLO Ltd.:
Series 2013-4A, Class DRR, 4.66%, 01/15/31		800	800,000
Series 2015-1A, Class CR, 3.74%, 04/20/27		1,500	1,505,278
CBAM Ltd., Series 2017-3A, Class E1, 7.87%, 10/17/29		1,000	1,026,399
Cedar Funding VIII CLO Ltd.:
Series 2017-8A, Class D, 4.98%, 10/17/30		1,105	1,123,794
Series 2017-8A, Class E, 8.08%, 10/17/30		1,000	1,024,228
CIFC Funding Ltd.:
Series 2013-2A, Class B1LR, 4.78%, 10/18/30		1,000	1,011,699
Series 2014-2A, Class B1L, 4.95%, 05/24/26		1,355	1,363,491
Series 2014-3A, Class C1R, 3.64%, 07/22/26		1,375	1,376,333
Series 2014-3A, Class DR, 4.89%, 07/22/26		1,500	1,510,959
Series 2014-4A, Class D, 5.13%, 10/17/26		3,250	3,262,794
Dewolf Park CLO Ltd.:
Series 2017-1A, Class C, 3.87%, 10/15/30		1,000	1,003,248
Series 2017-1A, Class D, 4.87%, 10/15/30		1,000	1,017,399
Series 2017-1A, Class E, 7.92%, 10/15/30		1,000	1,027,503
Dryden 50 Senior Loan Fund:
Series 2017-50A, Class C, 3.97%, 07/15/30		1,500	1,526,481
Series 2017-50A, Class E, 7.98%, 07/15/30		1,000	1,031,573
Elevation CLO Ltd., Series 2017-7A, Class C, 3.50%, 07/15/30		1,000	1,001,139

Security		Par (000)	Value
Cayman Islands (continued)
Galaxy XIX CLO Ltd., Series 2015-19A, Class A1R, 2.96%, 07/24/30	USD	3,500	$3,528,280
Galaxy XVII CLO Ltd., Series 2014-17A, Class AR, 3.12%, 07/15/26		1,500	1,503,553
Gilbert Park CLO Ltd., Series 2017-1A, Class E, 7.76%, 10/15/30		1,000	1,033,652
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR, 3.13%, 10/29/26		3,250	3,262,198
Greenwood Park CLO Ltd.:
Series 2018-1A, Class D, 4.53%, 04/15/31		630	630,000
Series 2018-1A, Class E, 6.98%, 04/15/31		650	650,000
LCM XVIII LP, Series 18A, Class B1, 4.04%, 04/20/27		5,250	5,260,351
LCM XXI LP, Series 21A, Class A, 3.29%, 04/20/28		4,000	4,015,554
LCM XXV Ltd., Series 25A, Class D, 5.19%, 07/20/30		1,000	1,016,862
Long Point Park CLO Ltd., Series 2017-1A, Class B, 3.39%, 01/17/30		1,000	1,000,435
Madison Park Funding X Ltd.:
Series 2012-10A, Class AR, 3.19%, 01/20/29		5,500	5,544,017
Series 2012-10A, Class DR, 5.94%, 01/20/29		2,630	2,695,369
Madison Park Funding XVI Ltd., Series 2015-16A, Class D, 7.24%, 04/20/26		1,000	1,006,463
Madison Park Funding XXVII Ltd., Series 2018- 27A, Class B, 3.85%, 04/20/30		1,000	1,000,000
Mountain Hawk II CLO Ltd., Series 2013-2A, Class A1, 2.90%, 07/22/24		1,980	1,984,374
MP CLO VIII Ltd., Series 2015-2A, Class A1, 3.26%, 10/28/27		2,000	2,001,277
Neuberger Berman CLO XV, Series 2013-15A, Class CR, 3.77%, 10/15/29		1,000	1,013,369
Neuberger Berman CLO XVII Ltd., Series 2014- 17A, Class DR, 5.39%, 04/22/29		568	580,508
Neuberger Berman CLO XXII Ltd., Series 2016- 22A, Class E, 8.48%, 10/17/27		1,000	1,033,081
Neuberger Berman Loan Advisers CLO 26, Series 2017-26A, Class C, 3.14%, 10/18/30		1,000	1,001,387
OCP CLO Ltd.:
Series 2015-8A, Class CR, 4.53%, 04/17/27		1,000	1,003,134
Series 2016-12A, Class A1, 3.30%, 10/18/28		3,250	3,273,388
Series 2017-14A, Class B, 3.49%, 11/20/30		1,000	1,000,375
Octagon Investment Partners 32 Ltd.:
Series 2017-1A, Class C, 3.97%, 07/15/29		1,000	1,009,830
Series 2017-1A, Class D, 5.12%, 07/15/29		1,000	1,019,190
Series 2017-1A, Class E, 7.92%, 07/15/29		1,500	1,546,046
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class C, 4.15%, 01/20/31		1,000	1,004,546
Octagon Investment Partners 35 Ltd., Series 2018-1A, Class C, 4.35%, 01/20/31		1,000	1,000,000
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, 3.64%, 01/22/30(c)		600	600,000
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 2.86%, 04/20/25		750	751,583
OZLM Funding IV Ltd., Series 2013-4A, Class BR, 3.94%, 10/22/30		1,500	1,524,233
OZLM Funding Ltd.:
Series 2012-1A, Class BR2, 4.04%, 07/23/29		1,150	1,172,584
Series 2012-1A, Class CR2, 5.34%, 07/23/29		1,000	1,024,206
OZLM VIII Ltd., Series 2014-8A, Class BR, 3.98%, 10/17/26		3,000	3,009,573
OZLM XXI, Series 2017-21A, Class B, 3.65%, 01/20/31(c)		1,200	1,200,000

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Cayman Islands (continued)
Palmer Square CLO Ltd., Series 2014-1A, Class CR2, 4.38%, 01/17/31	USD	515	$513,851
Pinnacle Park CLO Ltd., Series 2014-1A, Class D, 5.22%, 04/15/26		1,050	1,057,108
Recette CLO Ltd., Series 2015-1A, Class CR, 3.44%, 10/20/27		1,000	1,002,131
Regatta IV Funding Ltd., Series 2014-1A, Class CR, 3.75%, 07/25/26		550	551,109
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, 2.82%, 01/26/31(c)		1,000	1,001,250
Stewart Park CLO Ltd.(c):
Series 2015-1A, Class CR, 3.52%, 01/15/30		1,000	1,000,000
Series 2015-1A, Class DR, 4.32%, 01/15/30		500	500,000
Series 2015-1A, Class ER, 7.00%, 01/15/30		2,000	1,969,760
Venture XXIV CLO Ltd., Series 2016-24A, Class A1P, 3.30%, 10/20/28		2,250	2,266,000
Voya CLO Ltd., Series 2013-3A, Class BR, 3.88%, 01/18/26		2,120	2,122,142
York CLO-2 Ltd., Series 2015-1A, Class CR, 3.31%, 01/22/31		1,500	1,499,948
York CLO-3 Ltd.:
Series 2016-1A, Class DR, 5.34%, 10/20/29		3,000	3,070,588
Series 2016-1A, Class ER, 8.14%, 10/20/29		1,500	1,537,806

			144,046,890
Ireland — 2.2%(a)
Aqueduct European CLO DAC:
Series 2017-2X, Class B1, 1.20%, 10/15/30	EUR	4,269	5,299,674
Series 2017-2X, Class E, 4.40%, 10/15/30		919	1,081,511
Arbour CLO DAC, Series 2014-1X, Class E, 5.00%, 07/15/27		4,113	5,136,666
Arbour CLO IV DAC, Series 4X, Class E, 5.60%, 01/15/30		1,833	2,313,112
Avoca Capital CLO X Ltd., Series 10X, Class ER, 6.05%, 01/15/30		2,100	2,689,233
Avoca CLO XV DAC:
Series 15X, Class E, 5.00%, 01/15/29		1,540	1,919,084
Series 15X, Class F, 6.75%, 01/15/29		3,195	3,965,251
Series 15X, Class M1, 0.00%, 01/15/29		5,300	4,496,820
BlueMountain EUR CLO DAC, Series 2016-1X, Class E, 6.60%, 04/25/30		3,300	4,101,780
Cadogan Square CLO X DAC, Series 10X, Class M, 1.00%, 10/25/30		1,100	1,277,140
CVC Cordatus Loan Fund IV Ltd.:
Series 4X, Class E, 5.90%, 01/24/28		1,300	1,630,579
Series 4X, Class SUB, 0.00%, 01/24/28		21,100	23,119,823
CVC Cordatus Loan Fund VI DAC, Series 6X, Class SUB, 0.00%, 04/15/29		6,790	7,040,469
CVC Cordatus Loan Fund VII DAC, Series 7X, Class E, 7.00%, 08/15/29		2,160	2,748,214
CVC Cordatus Loan Fund VIII DAC, Series 8X, Class E, 5.70%, 04/23/30		1,100	1,393,285
Harvest CLO XVI DAC, Series 16X, Class E, 6.40%, 10/15/29		1,690	2,114,933
OCP Euro CLO DAC:
Series 2017-2X, Class A, 0.82%, 01/15/32		2,100	2,613,654
Series 2017-2X, Class B, 1.35%, 01/15/32		2,650	3,299,849
Series 2017-2X, Class E, 5.00%, 01/15/32		1,572	1,918,030
Series 2017-2X, Class F, 6.40%, 01/15/32		1,000	1,219,649
OCP Euro DAC, Series 2017-1X, Class E, 5.35%, 06/18/30		800	998,555
Ozlme II DAC, Series 2X, Class E, 4.90%, 10/15/30		1,302	1,566,069

Security		Par (000)	Value
Ireland (continued)
St. Paul’s CLO VI DAC, Series 6X, Class D, 6.50%, 07/22/29	EUR	2,910	$3,689,126

			85,632,506
Netherlands — 1.6%(a)
ALME Loan Funding V BV, Series 5X, Class E, 6.00%, 07/15/29		3,975	4,984,477
Ares European CLO VIII BV, Series 8X, Class E, 6.35%, 02/17/30		907	1,159,270
Avoca CLO XIV DAC:
Series 14X, Class ER, 4.70%, 01/12/31		1,970	2,457,695
Series 14X, Class FR, 6.35%, 01/12/31		2,200	2,704,323
Series 14X, Class R, 0.00%, 01/12/31		1,500	1,602,022
Avoca CLO XVII Designated Activity Co., Series 17X, Class E, 5.95%, 01/15/30		1,829	2,276,507
Cadogan Square CLO VII BV, Series 7X, Class E, 6.00%, 05/25/29		3,625	4,564,554
Cairn CLO IX BV:
Series 2018-9X, Class A, 0.00%, 03/21/32		4,800	5,959,440
Series 2018-9X, Class B1, 0.00%, 09/20/30		4,300	5,338,665
Series 2018-9X, Class M2, 0.00%, 09/20/30		1,900	2,335,356
Cairn CLO VI BV, Series 2016-6X, Class E, 6.25%, 07/25/29		2,100	2,634,099
Dryden 46 Euro CLO BV, Series 2016-46X, Class E, 5.75%, 01/15/30		1,352	1,703,842
Dryden 56 Euro CLO BV, Series 2017-56X, Class E, 4.72%, 01/15/32		2,085	2,581,080
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, 6.30%, 11/10/30		1,400	1,780,282
Jubilee CDO VIII BV, Series VIII-X, Class SUB, 4.73%, 01/15/24(c)		11,440	1
OZLME BV, Series 1X, Class E, 6.45%, 01/18/30		1,582	2,013,483
OZLME III DAC:
Series 3X, Class A1, 0.75%, 08/24/30		7,800	9,684,090
Series 3X, Class E, 4.80%, 08/24/30		3,200	3,875,225
Series 3X, Class SUB, 0.00%, 08/24/30		5,300	5,922,194

			63,576,605
United States — 2.2%
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2012-3A, Class CR, 5.82%, 10/14/28	USD	3,495	3,556,170
Series 2012-4A, Class BR, 3.64%, 01/20/29		1,500	1,515,824
CIFC Funding Ltd.(a):
Series 2014-V, 3.13%, 01/17/27		4,000	4,013,067
Series 2018-1A, Class C, 3.84%, 04/15/31(b)		1,000	1,000,000
Credit Acceptance Auto Loan Trust(b):
Series 2015-1A, Class B, 2.61%, 01/17/23		2,219	2,220,665
Series 2015-1A, Class C, 3.30%, 07/17/23		1,500	1,502,097
Series 2015-2A, Class B, 3.04%, 08/15/23		3,695	3,711,268
Series 2015-2A, Class C, 3.76%, 02/15/24		2,000	2,020,967
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(b)		4,499	4,592,213
Navient Private Education Loan Trust(b):
Series 2014-CTA, Class A, 2.26%, 09/16/24(a)		286	287,050
Series 2014-CTA, Class B, 3.31%, 10/17/44(a)		1,500	1,522,669
Series 2015-AA, Class A3, 3.26%, 11/15/30(a)		4,705	4,865,295
Series 2015-AA, Class B, 3.50%, 12/15/44		1,400	1,364,697
OneMain Financial Issuance Trust(b):
Series 2014-2A, Class B, 3.02%, 09/18/24		827	827,364
Series 2015-1A, Class A, 3.19%, 03/18/26		4,534	4,552,207
Series 2015-1A, Class B, 3.85%, 03/18/26		4,710	4,737,895
Series 2015-2A, Class A, 2.57%, 07/18/25		3,505	3,505,131
Series 2015-2A, Class B, 3.10%, 07/18/25		1,845	1,846,158
Santander Drive Auto Receivables Trust:
Series 2014-3, Class C, 2.13%, 08/17/20		230	229,767

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Series 2014-3, Class D, 2.65%, 08/17/20	USD	5,000	$5,015,117
Series 2014-4, Class D, 3.10%, 11/16/20		1,250	1,258,924
SLM Private Education Loan Trust(b):
Series 2011-B, Class A3, 3.81%, 06/16/42(a)		9,870	10,227,786
Series 2013-B, Class B, 3.00%, 05/16/44		5,640	5,614,833
SMB Private Education Loan Trust, Series 2015- C, Class B, 3.50%, 09/15/43(b)(c)		9,225	9,225,000
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24(b)		7,525	7,544,145

			86,756,309

Total Asset-Backed Securities — 9.6% (Cost: $375,290,823)			380,012,310

	Shares
Common Stocks — 2.7%

France — 0.0%
SMCP SA(b)(d)		45,068	1,099,612

Germany — 0.1%
Aroundtown SA		307,224	2,473,599

Indonesia — 0.0%
Bumi Resources Tbk. PT(d)		29,597,594	714,968

Italy — 0.1%
Telecom Italia SpA(d)		2,751,393	2,475,901

Luxembourg — 0.0%(c)(d)
Concrete Investment I Sca(e)		39,952	1,339,265
Concrete Investment I Sca-stapled		39,952	—

			1,339,265
Netherlands — 0.5%
NXP Semiconductors NV(d)		155,000	18,649,600

United Kingdom — (0.0)%
Cineworld Group plc(d)		4,205,076	—

United States — 2.0%
Allergan plc		2,000	360,520
AMC Networks, Inc., Class A(d)		257,400	13,279,266
C&J Energy Services, Inc.(d)		70,000	2,143,400
CBS Corp., Class B		207,500	11,954,075
Citrix Systems, Inc.(d)		15,500	1,437,780
Comcast Corp., Class A		80,000	3,402,400
Dell Technologies, Inc., Class V(d)		30,000	2,151,000
Hess Corp.		92,799	4,687,277
Kroger Co. (The)		169,607	5,149,269
Lions Gate Entertainment Corp., Class A		290,000	9,813,600
QUALCOMM, Inc.		165,000	11,261,250
Time Warner, Inc.		53,288	5,081,011
Verizon Communications, Inc.		92,217	4,986,173
VMware, Inc., Class A(d)		16,640	2,059,866

			77,766,887

Total Common Stocks — 2.7% (Cost: $103,566,541)			104,519,832

	Par (000)
Corporate Bonds — 62.6%

Australia — 0.3%
BHP Billiton Finance Ltd., (EUR Swap Annual 5 Year + 4.80%), 5.63%, 10/22/79(f)	EUR	3,200	4,897,547
Macquarie Bank Ltd., (USD Swap Semi 5 Year + 3.70%), 6.13%(f)(g)	USD	961	997,037

Security		Par (000)	Value
Australia (continued)
Macquarie Group Ltd., (LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/23(f)	USD	1,500	$1,471,110
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27		525	516,222
QBE Insurance Group Ltd., (USD Swap Semi 10 Year + 4.40%), 5.87%, 06/17/46(f)		477	513,635
Santos Finance Ltd., 4.13%, 09/14/27		1,700	1,663,872
Virgin Australia Pass-Through Trust(b):
7.13%, 10/23/18		2,146	2,183,648
6.00%, 10/23/20		1,274	1,300,944
Westpac Banking Corp., (USD Swap Rate 5 Year + 2.89%), 5.00%(f)(g)		225	222,704

			13,766,719
Bahrain — 0.0%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27		350	360,153

Belgium — 0.6%
Anheuser-Busch InBev Finance, Inc., 3.65%, 02/01/26		5,990	6,062,097
Anheuser-Busch InBev SA:
1.15%, 01/22/27	EUR	3,450	4,213,718
2.00%, 03/17/28		2,320	3,020,285
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24		4,090	5,406,259
Nyrstar NV, 5.00%, 07/11/22(h)		3,000	4,075,065

			22,777,424
Brazil — 0.1%
JBS USA LUX SA(b):
5.88%, 07/15/24	USD	255	255,638
5.75%, 06/15/25		696	689,186
Petrobras Global Finance BV, 4.75%, 01/14/25	EUR	2,860	3,978,023

			4,922,847
Canada — 3.0%
1011778 BC ULC(b):
4.25%, 05/15/24	USD	255	250,538
5.00%, 10/15/25		1,648	1,650,060
Air Canada Pass-Through Trust(b):
6.63%, 05/15/18		3,045	3,076,059
5.38%, 05/15/21		1,385	1,449,471
5.00%, 12/15/23		17,200	17,995,451
3.70%, 01/15/26		20,000	19,850,000
Bombardier, Inc.:
7.75%, 03/15/20(b)		6,263	6,748,382
8.75%, 12/01/21(b)		15,878	17,644,428
6.00%, 10/15/22(b)		14,520	14,520,000
6.13%, 01/15/23(b)		4,661	4,707,610
7.50%, 12/01/24		406	426,808
7.50%, 03/15/25		1,054	1,094,842
7.45%, 05/01/34(b)		100	101,750
Brookfield Residential Properties, Inc., 6.38%, 05/15/25(b)		61	64,355
Cenovus Energy, Inc., 5.40%, 06/15/47		15,000	15,952,000
Kinross Gold Corp.:
4.50%, 07/15/27(b)		81	81,810
6.88%, 09/01/41		16	18,560
Mattamy Group Corp.(b):
6.88%, 12/15/23		142	150,165
6.50%, 10/01/25		154	162,277
MEG Energy Corp.(b):
7.00%, 03/31/24		33	28,586
6.50%, 01/15/25		522	510,255
Mercer International, Inc.:
6.50%, 02/01/24		125	132,812
5.50%, 01/15/26(b)		101	102,263

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Canada (continued)
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(b)	USD	80	$79,600
Norbord, Inc., 6.25%, 04/15/23(b)		146	158,410
Precision Drilling Corp.:
7.75%, 12/15/23		180	193,050
7.13%, 01/15/26(b)		190	197,600
Seven Generations Energy Ltd.(b):
6.88%, 06/30/23		169	179,985
5.38%, 09/30/25		485	489,850
Teck Resources Ltd.:
8.50%, 06/01/24(b)		2,259	2,549,846
6.00%, 08/15/40		135	150,019
5.20%, 03/01/42		449	452,368
TransCanada PipeLines Ltd., 5.00%, 10/16/43		5,000	5,801,189
Videotron Ltd., 5.13%, 04/15/27(b)		306	317,475
Xplornet Communications, Inc., 9.63% (9.63% Cash or 10.63% PIK), 06/01/22(b)(i)		25	25,831

			117,313,705
Cayman Islands — 0.0%
Pearl Holding III Ltd., 9.50%, 12/11/22		400	398,327

China — 1.8%
Alibaba Group Holding Ltd.:
3.40%, 12/06/27		10,000	9,704,777
4.00%, 12/06/37		3,264	3,265,416
4.20%, 12/06/47		1,958	1,956,586
Anton Oilfield Services Group, 9.75%, 12/05/20		600	634,553
Avi Funding Co. Ltd., 2.85%, 09/16/20		1,100	1,089,290
Azure Orbit IV International Finance Ltd., 3.75%, 01/25/23		1,300	1,289,385
Baoxin Auto Finance I Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.91%), 5.63%(f)(g)		1,135	1,111,856
CCTI 2017 Ltd., 3.63%, 08/08/22		1,385	1,350,975
CFLD Cayman Investment Ltd., 6.50%, 12/21/20		900	909,000
CGNPC International Ltd., 3.75%, 12/11/27		800	777,636
Chalieco Hong Kong Corp. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.29%), 5.70%(f)(g)		841	859,794
Charming Light Investments Ltd., 4.38%, 12/21/27		1,350	1,323,115
China Aoyuan Property Group Ltd., 10.88%, 05/26/18		450	458,010
China Construction Bank Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 4.65%(f)(g)		475	477,342
China Evergrande Group:
4.00%, 02/14/23(h)	HKD	8,000	1,022,671
7.50%, 06/28/23	USD	1,268	1,280,189
8.75%, 06/28/25		935	965,254
China Huiyuan Juice Group Ltd., 6.50%, 08/16/20		800	796,092
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43		680	860,664
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22		1,254	1,222,634
China Singyes Solar Technologies Holdings Ltd., 7.95%, 02/15/19		659	647,556
Chong Hing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.03%), 3.88%, 07/26/27(f)		635	623,814
CITIC Ltd., 4.00%, 01/11/28		840	820,987
Fantasia Holdings Group Co. Ltd.:
7.38%, 10/04/21		202	200,844
7.95%, 07/05/22		700	701,884

Security		Par (000)	Value
China (continued)
Future Land Development Holdings Ltd.:
2.25%, 02/10/19(h)	HKD	7,300	$933,187
5.00%, 02/16/20	USD	725	725,004
Golden Wheel Tiandi Holdings Co. Ltd., 7.00%, 01/18/21		600	595,543
Guorui Properties Ltd., 7.00%, 03/21/20		400	385,093
Hilong Holding Ltd., 7.25%, 06/22/20		430	438,793
Hongkong Xiangyu Investment Co. Ltd., 4.50%, 01/30/23		590	582,963
Huachen Energy Co. Ltd., 6.63%, 05/18/20		500	478,954
Huarong Finance 2017 Co. Ltd., 4.25%, 11/07/27		1,735	1,673,952
Huarong Universe Investment Holding Ltd., 1.63%, 12/05/22	EUR	600	726,015
Industrial & Commercial Bank of China Ltd.:
2.96%, 11/08/22	USD	1,125	1,104,080
3.54%, 11/08/27		1,025	998,130
Kaisa Group Holdings Ltd., 8.50%, 06/30/22		1,967	1,915,775
King Talent Management Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 5.60%(f)(g)		600	596,399
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(f)(g)		800	799,743
Longfor Properties Co. Ltd., 4.50%, 01/16/28		525	518,029
New Metro Global Ltd., 5.00%, 08/08/22		200	196,150
Oceanwide Holdings International 2017 Co. Ltd., 7.75%, 07/27/20		350	338,798
Overseas Chinese Town Asia Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%(f)(g)		1,175	1,163,943
Poseidon Finance 1 Ltd., 0.00%, 02/01/25(h)(j)		860	876,908
Postal Savings Bank of China Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 4.50%(f)(g)		1,600	1,572,000
Powerlong Real Estate Holdings Ltd., 0.00%, 02/11/19(h)(j)	HKD	2,000	255,668
Prime Bloom Holdings Ltd., 6.95%, 07/05/22	USD	1,003	937,805
Proven Glory Capital Ltd., 3.25%, 02/21/22		3,425	3,381,095
Redco Properties Group Ltd., 7.00%, 11/14/18		200	202,000
Rock International Investment, Inc., 6.63%, 03/27/20		1,470	1,367,769
Ronshine China Holdings Ltd., 6.95%, 12/08/19		216	212,268
Shandong Iron And Steel Xinheng International Co. Ltd., 6.50%, 06/14/21		285	287,137
Shenzhen Expressway Co. Ltd., 2.88%, 07/18/21		450	440,244
Sunac China Holdings Ltd., 6.88%, 08/08/20		600	602,290
Times Property Holdings Ltd.:
6.25%, 01/23/20		1,257	1,270,702
6.25%, 01/17/21		505	505,631
6.60%, 03/02/23		900	888,874
Tsinghua Unic Ltd.:
4.75%, 01/31/21		600	597,773
5.38%, 01/31/23		600	591,750
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		986	939,118
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27		915	893,073
Weichai International Hong Kong Energy Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%(f)(g)		277	271,013
Wuhan Metro Group Co. Ltd., 2.38%, 11/08/19		1,450	1,423,588
Xinyuan Real Estate Co. Ltd., 8.13%, 08/30/19		350	349,137
Yancoal International Resources Development Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.30%), 5.75%(f)(g)		980	994,572

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
China (continued)
Yankuang Group Cayman Ltd., 4.75%, 11/30/20	USD	615	$610,006
Yingde Gases Investment Ltd., 6.25%, 01/19/23		300	301,618
Yunnan Energy Investment Overseas Finance Co. Ltd., 4.25%, 11/14/22		410	400,344
Yuzhou Properties Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 8.53%), 5.38%(f)(g)		600	568,516

			69,261,774
Cyprus — 0.8%(h)
Volcan Holdings II plc, 3.88%, 10/10/20	GBP	4,400	7,551,160
Volcan Holdings plc, 4.13%, 04/11/20		12,200	22,605,431

			30,156,591
Czech Republic — 0.1%
CPI Property Group SA, 2.13%, 10/04/24	EUR	2,250	2,791,708
RESIDOMO Sro, 3.38%, 10/15/24		100	126,173

			2,917,881
Denmark — 0.1%
Danske Bank A/S(f)(g):
(EUR Swap Annual 6 Year + 4.64%), 5.75%		800	1,077,665
(EUR Swap Annual 5 Year + 5.47%), 5.88%		2,830	4,023,162

			5,100,827
Finland — 0.0%
Nokia OYJ:
3.38%, 06/12/22	USD	70	68,453
4.38%, 06/12/27		98	95,129

			163,582
France — 1.5%
Air Liquide Finance SA, 2.50%, 09/27/26(b)		2,700	2,543,392
BNP Paribas Cardif SA, (EURIBOR 3 Month + 3.93%), 4.03%(f)(g)	EUR	2,400	3,377,620
Burger King France SAS, (EURIBOR 3 Month + 5.25%), 5.25%, 05/01/23(f)		1,321	1,673,939
Credit Agricole SA, (EUR Swap Annual 5 Year + 5.12%), 6.50%(f)(g)		2,200	3,131,370
Danone SA, 2.95%, 11/02/26(b)	USD	6,120	5,825,703
Europcar Groupe SA, 4.13%, 11/15/24	EUR	100	125,744
Loxam SAS:
4.25%, 04/15/24		100	132,760
6.00%, 04/15/25		100	135,257
Orange SA(f)(g):
(EUR Swap Annual 5 Year + 3.36%), 4.00%		4,400	6,036,580
(EUR Swap Annual 5 Year + 3.67%), 5.25%		3,565	5,244,370
Picard Groupe SAS, (EURIBOR 3 Month + 3.00%), 3.00%, 11/30/23(f)		900	1,115,998
SFR Group SA, 7.38%, 05/01/26(b)	USD	12,880	12,686,800
Societe Generale SA, (USD Swap Rate 5 Year + 5.87%), 8.00%(b)(f)(g)		10,600	12,388,750
TDF Infrastructure SAS, 2.50%, 04/07/26	EUR	4,400	5,751,541

			60,169,824
Germany — 2.7%
Adler Pelzer Holding GmbH, 4.13%, 04/01/24		100	128,673
ADLER Real Estate AG:
1.50%, 12/06/21		2,300	2,877,359
2.13%, 02/06/24		9,236	11,552,304
Aroundtown SA, 1.88%, 01/19/26		4,000	5,059,088
AT Securities BV, (USD Swap Semi 5 Year + 3.55%), 5.25%(f)(g)	USD	4,250	4,270,069
ATF Netherlands BV, (EUR Swap Annual 5 Year + 4.38%), 3.75%(f)(g)	EUR	2,800	3,719,642
Bayer US Finance LLC, 3.38%, 10/08/24(b)	USD	2,700	2,691,866

Security		Par (000)	Value
Germany (continued)
Capital Stage Finance BV, (EUR Swap Annual 5 Year + 1.10%), 5.25%(f)(g)(h)	EUR	3,000	$4,115,738
CTC BondCo GmbH, 5.25%, 12/15/25		400	496,680
Deutsche Bahn Finance GmbH, 1.00%, 12/17/27		4,000	4,924,737
Grand City Properties SA, (EUR Swap Annual 5 Year + 3.89%), 3.75%(f)(g)		2,700	3,606,281
IHO Verwaltungs GmbH, 4.50% (4.50% Cash or 5.25% PIK), 09/15/23(b)(i)	USD	606	616,605
IKB Deutsche Industriebank AG, (EUR Swap Annual 5 Year + 3.62%), 4.00%, 01/31/28(f)	EUR	3,000	3,770,910
innogy Finance BV, 1.50%, 07/31/29		1,800	2,184,013
Platin 1426 GmbH, 5.38%, 06/15/23		3,724	4,631,855
Raffinerie Heide GmbH, 6.38%, 12/01/22		1,850	2,342,805
Siemens Financieringsmaatschappij NV, 3.40%, 03/16/27(b)	USD	6,840	6,882,950
thyssenkrupp AG, 2.50%, 02/25/25	EUR	100	133,791
TLG Immobilien AG, 1.38%, 11/27/24		4,700	5,777,282
Unitymedia GmbH, 3.75%, 01/15/27		15,290	19,329,365
Unitymedia Hessen GmbH & Co. KG, 6.25%, 01/15/29		100	139,438
Volkswagen Leasing GmbH, 1.13%, 04/04/24		3,500	4,366,370
Vonovia Finance BV:
0.75%, 01/15/24		2,100	2,567,103
1.50%, 01/14/28		2,000	2,444,905
ZF North America Capital, Inc., 2.75%, 04/27/23		6,800	9,130,607

			107,760,436
Greece — 0.3%
Alpha Bank AE, 2.50%, 02/05/23		4,725	5,860,399
National Bank of Greece SA, 2.75%, 10/19/20		2,875	3,658,482
OTE plc, 3.50%, 07/09/20		300	396,224
Titan Global Finance plc, 2.38%, 11/16/24		100	124,000

			10,039,105
Guernsey — 0.0%
Doric Nimrod Air Alpha Pass-Through Trust, 5.25%, 05/30/23(b)	USD	754	788,175
Summit Germany Ltd., 2.00%, 01/31/25	EUR	102	125,691

			913,866
Hong Kong — 0.4%
AIA Group Ltd., 3.20%, 03/11/25	USD	1,350	1,316,439
Bank of East Asia Ltd. (The)(f)(g):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.83%), 5.50%		1,062	1,080,660
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.68%), 5.63%		580	595,827
Concord New Energy Group Ltd., 7.90%, 01/23/21		200	202,274
Dah Sing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 4.25%, 11/30/26(f)		680	687,138
FWD Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%(f)(g)		280	280,000
GCL New Energy Holdings Ltd., 7.10%, 01/30/21		635	634,700
Haitong International Securities Group Ltd., 0.00%, 10/25/21(h)(j)	HKD	6,000	824,529
Hongkong & Shanghai Banking Corp. Ltd. (The), (LIBOR USD 3 Month + 0.00%), 2.00%(f)(g)	USD	4,520	4,179,102
HPHT Finance 17 Ltd., 2.75%, 09/11/22		535	516,354
Industrial & Commercial Bank of China Asia Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.14%), 4.25%(f)(g)		1,400	1,385,027
Jiayuan International Group Ltd., 8.25%, 11/14/18		205	205,517
Nanyang Commercial Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 5.00%(f)(g)		1,700	1,702,302

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Hong Kong (continued)
New Lion Bridge Co. Ltd., 9.75%, 10/10/20	USD	430	$434,300
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22		260	272,368
Wing Lung Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 3.75%, 11/22/27(f)		985	966,641

			15,283,178
India — 0.1%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24		700	735,252
Lodha Developers International Ltd., 12.00%, 03/13/20		200	209,500
Vedanta Resources plc:
8.25%, 06/07/21		561	617,829
7.13%, 05/31/23		1,000	1,067,500
Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/23		900	897,080

			3,527,161
Indonesia — 0.1%
ABM Investama Tbk. PT, 7.13%, 08/01/22		210	216,851
Bukit Makmur Mandiri Utama PT, 7.75%, 02/13/22		565	597,886
Bumi Resources Tbk. PT, 0.00%, 12/11/22(h)(j)		98	35,387
Eterna Capital Pte. Ltd., 8.00% (8.00% Cash or 8.00% PIK), 12/11/22(i)		627	627,653
Jababeka International BV, 6.50%, 10/05/23(b)		435	442,680
Medco Straits Services Pte. Ltd., 8.50%, 08/17/22		1,300	1,389,729
Minejesa Capital BV, 4.63%, 08/10/30		1,100	1,111,210
Modernland Overseas Pte. Ltd., 6.95%, 04/13/24		800	811,934

			5,233,330
Ireland — 0.6%
Ardagh Packaging Finance plc:
6.00%, 06/30/21(b)		200	204,500
4.63%, 05/15/23(b)		448	452,480
6.75%, 05/15/24	EUR	150	204,238
7.25%, 05/15/24(b)	USD	1,783	1,916,190
4.75%, 07/15/27	GBP	150	214,386
Bank of Ireland Group plc, (U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.70%), 3.12%, 09/19/27(f)		100	142,850
GLGE:
0.00%, 10/15/30(a)	EUR	16,248	20,172,704
Park Aerospace Holdings Ltd.(b):
3.63%, 03/15/21	USD	204	195,840
5.25%, 08/15/22		238	235,025

			23,738,213
Israel — 0.7%
Teva Pharmaceutical Finance Netherlands III BV:
1.70%, 07/19/19		18,796	18,361,219
2.80%, 07/21/23		11,300	9,997,921

			28,359,140
Italy — 2.3%
A2A SpA, 1.63%, 10/19/27	EUR	2,300	2,801,381
Assicurazioni Generali SpA(f):
(LIBOR GBP 3 Month + 2.20%), 6.42%(g)	GBP	150	237,390
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47	EUR	150	225,108
Banca IFIS SpA, (EUR Swap Annual 5 Year + 4.25%), 4.50%, 10/17/27(f)		2,550	3,245,101
Buzzi Unicem SpA, 2.13%, 04/28/23		3,500	4,563,756
Enel SpA, (EUR Swap Annual 5 Year + 3.65%), 5.00%, 01/15/75(f)		300	403,305
Intesa Sanpaolo SpA:
(EUR Swap Annual 5 Year + 6.88%), 7.00%(f)(g)		5,244	7,291,593

Security		Par (000)	Value
Italy (continued)
5.02%, 06/26/24(b)	USD	3,400	$3,470,688
5.71%, 01/15/26(b)		10,000	10,512,532
Leonardo US Holdings, Inc.(b):
7.38%, 07/15/39		2,627	3,296,885
6.25%, 01/15/40		470	545,200
Sisal Group SpA, 7.00%, 07/31/23	EUR	6,024	7,776,803
Societa Iniziative Autostradali e Servizi SpA, 1.63%, 02/08/28		425	527,659
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	823	946,450
6.00%, 09/30/34		236	262,550
Telecom Italia SpA:
1.13%, 03/26/22(h)	EUR	17,900	22,140,406
5.30%, 05/30/24(b)	USD	6,100	6,443,125
UniCredit SpA:
(EUR Swap Annual 5 Year + 9.30%), 9.25%(f)(g)	EUR	3,034	4,675,618
6.95%, 10/31/22		3,420	5,277,861
(EUR Swap Annual 5 Year + 4.10%), 5.75%, 10/28/25(f)		3,240	4,501,966
(EUR Swap Annual 5 Year + 4.32%), 4.38%, 01/03/27(f)		1,070	1,466,299
Wind Tre SpA, 3.13%, 01/20/25		1,500	1,713,004

			92,324,680
Jamaica — 0.0%
Digicel Ltd., 6.00%, 04/15/21(b)	USD	750	742,500

Japan — 0.1%
SoftBank Group Corp.: (USD Swap Rate 5 Year + 4.23%), 6.00%(f)(g)		260	258,427
4.75%, 09/19/24		450	447,903
4.75%, 07/30/25	EUR	300	404,683
(USD Swap Rate 5 Year + 4.85%), 6.87%(f)(g)		255	260,432
5.25%, 07/30/27		400	550,617
Universal Entertainment Corp., 8.50% (8.50% Cash or 8.50% PIK), 08/24/20(b)(i)	USD	2,940	3,028,062

			4,950,124
Jersey — 0.1%
LHC3 plc, 4.12% (4.12% Cash or 4.88% PIK), 08/15/24(i)	EUR	3,354	4,279,714

Luxembourg — 0.9%
Altice Financing SA(b):
6.63%, 02/15/23	USD	1,514	1,533,530
7.50%, 05/15/26		12,560	13,046,700
Altice Luxembourg SA, 7.75%, 05/15/22(b)		828	794,880
Eurofins Scientific SE, 2.13%, 07/25/24	EUR	2,600	3,302,607
Garfunkelux Holdco 3 SA, (EURIBOR 3 Month + 4.50%), 4.50%, 09/01/23(f)		1,670	1,991,780
Hercule Debtco SARL, 6.75% (6.75% Cash or 7.50% PIK), 06/30/24(i)		847	1,051,593
Intelsat Jackson Holdings SA:
5.50%, 08/01/23	USD	310	243,350
9.75%, 07/15/25(b)		530	487,441
Kleopatra Holdings 1 SCA, 8.50% (8.50% Cash or 9.25% PIK), 06/30/23(i)	EUR	1,073	1,277,697
Matterhorn Telecom SA, 4.00%, 11/15/27		2,275	2,727,984
Schmolz+Bickenbach Luxembourg Finance SA, 5.63%, 07/15/22		100	130,051
Swissport Financing SARL, 9.75%, 12/15/22		5,215	6,701,478
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	200	199,000
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	300	403,197
WFS Global Holding SAS, 9.50%, 07/15/22		800	1,059,986

			34,951,274

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Malaysia — 0.0%
Cindai Capital Ltd., 0.00%, 02/08/23(h)(j)	USD	567	$596,059
Gohl Capital Ltd., 4.25%, 01/24/27		1,040	1,047,814

			1,643,873
Mongolia — 0.0%
Energy Resources LLC, 8.00%, 09/30/22(a)		224	232,343

Netherlands — 1.5%
ABN AMRO Bank NV, (EUR Swap Annual 5 Year + 3.90%), 4.75%(f)(g)	EUR	4,400	5,920,331
Achmea BV, (EURIBOR 3 Month + 4.55%), 4.25%(f)(g)		3,880	5,256,920
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.25%, 07/01/20	USD	9,981	10,273,425
4.63%, 07/01/22		6,469	6,769,016
Constellium NV:
5.75%, 05/15/24(b)		250	255,625
6.63%, 03/01/25(b)		367	387,185
4.25%, 02/15/26	EUR	1,150	1,452,512
5.88%, 02/15/26(b)	USD	391	398,820
Cooperatieve Rabobank UA, (EUR Swap Annual 5 Year + 5.25%), 5.50%(f)(g)	EUR	2,300	3,128,688
Heineken NV, 1.50%, 10/03/29		5,100	6,302,354
ING Groep NV, (USD Swap Semi 5 Year + 4.45%), 6.50%(f)(g)	USD	10,281	11,077,777
NN Group NV, (EURIBOR 3 Month + 3.90%), 4.38%(f)(g)	EUR	1,400	1,949,709
United Group BV:
(EURIBOR 3 Month + 4.38%, 4.38% Floor), 4.38%, 07/01/23(f)		300	376,536
4.88%, 07/01/24		150	192,121
Wereldhave NV, 1.00%, 05/22/19(h)		2,000	2,501,723
Ziggo Bond Finance BV, 5.88%, 01/15/25(b)	USD	510	506,017
Ziggo Secured Finance BV:
4.25%, 01/15/27	EUR	450	574,959
5.50%, 01/15/27(b)	USD	150	148,875

			57,472,593
Norway — 0.1%
DNB Bank ASA, (USD Swap Semi 5 Year + 4.08%), 5.75%(f)(g)		2,500	2,571,875

Philippines — 0.1%
Royal Capital BV(g):
5.88%		600	601,999
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.93%), 4.88%(f)		354	353,729
Union Bank of the Philippines, 3.37%, 11/29/22		865	857,219
VLL International, Inc., 5.75%, 11/28/24		280	281,913

			2,094,860
Portugal — 0.5%
Banco Espirito Santo SA(d)(k):
2.63%, 05/08/17	EUR	6,100	2,272,037
4.75%, 01/15/18		19,300	7,008,860
4.00%, 01/21/19		22,800	8,492,202

			17,773,099
Singapore — 0.1%
Medco Platinum Road Pte. Ltd., 6.75%, 01/30/25	USD	375	371,275
SSMS Plantation Holdings Pte. Ltd., 7.75%, 01/23/23		785	787,068
United Overseas Bank Ltd.(f):
(USD Swap Semi 5 Year + 1.79%), 3.88%(g)		840	834,426

Security		Par (000)	Value
Singapore (continued)
(USD Swap Semi 5 Year + 1.65%), 2.88%, 03/08/27	USD	900	$873,200

			2,865,969
South Korea — 0.2%
Hankook Tire Co. Ltd., 3.50%, 01/30/23		575	575,223
Harvest Operations Corp., 3.00%, 09/21/22		1,255	1,229,140
Heungkuk Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/09/47(f)		368	361,953
Hyundai Capital Services, Inc., 3.00%, 08/29/22		950	928,640
Shinsegae, Inc., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 2.63%, 05/08/45(f)		900	880,009
Woori Bank:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.31%), 4.50%(f)(g)		1,547	1,540,934
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 5.25%(f)(g)		1,425	1,448,218
4.75%, 04/30/24		2,130	2,216,900

			9,181,017
Spain — 1.8%
Banco Bilbao Vizcaya Argentaria SA, (EUR Swap Annual 5 Year + 9.18%), 8.88%(f)(g)	EUR	2,600	3,873,636
Banco Santander SA:
(EUR Swap Annual 5 Year + 6.80%), 6.75%(f)(g)		10,500	15,138,374
3.13%, 02/23/23	USD	10,000	9,838,640
Bankia SA(f):
(EUR Swap Annual 5 Year + 5.82%), 6.00%(g)	EUR	1,800	2,441,731
(EUR Swap Annual 5 Year + 3.17%), 4.00%, 05/22/24		1,700	2,199,282
(EUR Swap Annual 5 Year + 3.35%), 3.38%, 03/15/27		300	399,063
CaixaBank SA, (EUR Swap Annual 5 Year + 2.35%), 2.75%, 07/14/28(f)		1,900	2,460,507
Cellnex Telecom SA, 2.38%, 01/16/24		3,400	4,303,965
Codere Finance 2 Luxembourg SA:
6.75%, 11/01/21		2,500	3,256,648
7.63%, 11/01/21(b)	USD	1,350	1,375,677
Gas Natural Fenosa Finance BV, (EUR Swap Annual 8 Year + 3.35%), 4.13%(f)(g)	EUR	1,500	2,029,003
Grupo-Antolin Irausa SA, 3.25%, 04/30/24		300	386,073
Inmobiliaria Colonial Socimi SA:
1.63%, 11/28/25		2,500	3,078,200
2.50%, 11/28/29		3,300	4,116,207
Masaria Investments SAU, 5.00%, 09/15/24		2,971	3,702,957
Repsol International Finance BV(f):
(EUR Swap Annual 6 Year + 3.56%), 3.88%(g)		150	201,912
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/75		450	631,328
Telefonica Europe BV(f)(g):
(EUR Swap Annual 5 Year + 3.81%), 4.20%		1,300	1,712,470
(EUR Swap Annual 8 Year + 5.59%), 7.63%		400	600,309
(EUR Swap Annual 5 Year + 3.86%), 3.75%		2,000	2,656,003
(EUR Swap Annual 5 Year + 2.33%), 2.63%		200	250,272
(EUR Swap Annual 10 Year + 4.30%), 5.88%		3,400	4,999,073

			69,651,330
Sweden — 0.2%
Brtech Consulting AB, 0.00%, 10/15/30(a)		3,000	3,612,910
Intrum Justitia AB, 2.75%, 07/15/22		380	470,151
Ovako AB, 5.00%, 10/05/22		3,400	4,329,107

			8,412,168

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Switzerland — 2.4%
Credit Suisse Group AG(b):
3.57%, 01/09/23	USD	5,000	$5,032,585
(USD Swap Semi 5 Year + 3.46%), 6.25%(f)(g)		30,813	33,239,524
Novartis Capital Corp., 3.10%, 05/17/27		2,720	2,707,274
UBS Group AG(f)(g):
(USD Swap Rate 5 Year + 5.50%), 6.87%		11,769	12,551,639
(USD Swap Semi 5 Year + 4.59%), 6.87%		4,471	4,975,266
UBS Group Funding Switzerland AG:
(USD Swap Semi 5 Year + 2.43%), 5.00%(f)(g)		5,475	5,471,660
3.49%, 05/23/23(b)		15,000	15,079,278
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(b)(f)		15,000	14,675,417

			93,732,643
Thailand — 0.0%
CP Foods Holdings Ltd., 0.50%, 09/22/21(h)		800	920,000
PTTEP Treasury Center Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 4.60%(f)(g)		825	833,828

			1,753,828
Turkey — 0.3%
Turkish Airlines Pass-Through Trust, 4.20%, 03/15/27(b)		12,955	12,598,768

United Arab Emirates — 0.0%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29		1,375	1,342,344
Emirates Reit Sukuk Ltd., 5.13%, 12/12/22		400	404,000

			1,746,344
United Kingdom — 5.5%
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(b)		600	614,250
Ardonagh Midco 3 plc:
8.38%, 07/15/23	GBP	5,400	7,844,977
8.63%, 07/15/23(b)	USD	390	403,650
Arrow Global Finance plc, 5.13%, 09/15/24	GBP	300	434,474
AstraZeneca plc, 3.13%, 06/12/27	USD	6,010	5,830,461
Barclays plc, 3.25%, 01/17/33	GBP	4,075	5,730,055
British Telecommunications plc, 1.00%, 11/21/24	EUR	1,475	1,813,156
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	1,300	1,933,481
Corral Petroleum Holdings AB, 11.75% (11.75% Cash or 13.25% PIK), 05/15/21(a)(i)	EUR	300	410,307
CPUK Finance Ltd.:
4.25%, 08/28/22	GBP	450	651,708
4.88%, 08/28/25		150	217,063
Drax Finco plc, 4.25%, 05/01/22		150	218,002
EC Finance plc, 2.38%, 11/15/22	EUR	100	127,418
Fiat Chrysler Automobiles NV, 3.75%, 03/29/24		100	137,595
Fidelity International Ltd., 2.50%, 11/04/26		3,400	4,400,497
Global Switch Holdings Ltd., 2.25%, 05/31/27		1,100	1,402,634
HBOS Capital Funding LP, 6.85%(g)	USD	10,041	10,289,414
HSBC Holdings plc(f)(g):
(USD Swap Rate 5 Year + 5.51%), 6.87%		11,952	12,833,460
(USD Swap Rate 5 Year + 3.71%), 6.38%		2,700	2,888,730
(USD Swap Rate 5 Year + 3.75%), 6.00%		10,000	10,462,500
Jerrold Finco plc:
6.25%, 09/15/21	GBP	2,500	3,656,114
6.13%, 01/15/24		4,752	6,864,945
Ladbrokes Group Finance plc, 5.13%, 09/08/23		700	1,099,695
Lloyds Banking Group plc(f)(g):
(LIBOR USD 3 Month + 1.50%), 6.41%(b)	USD	1,752	2,060,790
(LIBOR USD 3 Month + 1.27%), 6.66%		701	834,190
(LIBOR USD 3 Month + 1.27%), 6.66%(b)		3,994	4,752,860
National Westminster Bank plc, (LIBOR USD 3 Month + 0.25%), 1.75%(f)(g)		5,800	5,307,000

Security		Par (000)	Value
United Kingdom (continued)
Noble Holding International Ltd.:
7.75%, 01/15/24	USD	188	$174,370
7.70%, 04/01/25		469	420,927
7.88%, 02/01/26(b)		501	510,394
Pinnacle Bidco plc, 6.38%, 02/15/25	GBP	1,943	2,817,392
Pizzaexpress Financing 2 plc, 6.63%, 08/01/21		2,080	2,790,857
Rentokil Initial plc, 0.95%, 11/22/24	EUR	2,975	3,623,802
Royal Bank of Scotland Group plc(f):
(USD Swap Semi 5 Year + 7.60%), 8.62%(g)	USD	10,350	11,553,187
(LIBOR USD 3 Month + 1.48%), 3.50%, 05/15/23		15,000	14,950,434
Santander UK plc, 5.00%, 11/07/23(b)		16,757	17,678,953
SELP Finance SARL, 1.50%, 11/20/25	EUR	2,050	2,515,857
Shop Direct Funding plc, 7.75%, 11/15/22	GBP	5,100	6,770,294
Stonegate Pub Co. Financing plc, 4.88%, 03/15/22		100	142,490
Tullow Oil Jersey Ltd., 6.63%, 07/12/21(h)	USD	5,600	6,916,000
Unique Pub Finance Co. plc (The):
5.66%, 06/30/27	GBP	7,572	12,199,580
6.46%, 03/30/32		3,995	5,583,347
Virgin Media Finance plc, 5.75%, 01/15/25(b)	USD	1,140	1,149,975
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	7,729	11,232,722
Virgin Media Secured Finance plc:
5.50%, 01/15/25		270	399,652
4.88%, 01/15/27		1,398	2,019,886
6.25%, 03/28/29		3,385	5,163,292
Vodafone Group plc, 0.00%, 11/26/20(h)(j)		5,800	8,123,298
Wellcome Trust Ltd. (The), 2.52%, 02/07/2118		3,650	5,182,452
ZPG plc, 3.75%, 07/15/23		183	259,953

			215,398,540
United States — 33.3%
Acadia Healthcare Co., Inc., 5.63%, 02/15/23	USD	261	264,184
Acrisure LLC, 7.00%, 11/15/25(b)		155	153,837
Adient Global Holdings Ltd., 3.50%, 08/15/24	EUR	490	626,823
ADT Corp. (The):
6.25%, 10/15/21	USD	236	256,502
3.50%, 07/15/22		176	171,653
4.88%, 07/15/32(b)		411	389,423
AES Corp.:
4.88%, 05/15/23		12	12,288
5.50%, 03/15/24		222	228,727
5.50%, 04/15/25		47	48,880
6.00%, 05/15/26		100	107,250
5.13%, 09/01/27		186	194,777
Air Medical Group Holdings, Inc., 6.38%, 05/15/23(b)		65	61,506
Aircastle Ltd., 5.50%, 02/15/22		822	872,685
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23(b)		2,407	2,539,385
Allison Transmission, Inc., 5.00%, 10/01/24(b)		250	252,500
Ally Financial, Inc., 8.00%, 11/01/31		1,180	1,504,500
Altice US Finance I Corp., 5.38%, 07/15/23(b)		1,700	1,740,375
AMC Networks, Inc.:
5.00%, 04/01/24		356	361,340
4.75%, 08/01/25		30	29,962
American Airlines Group, Inc., 4.63%, 03/01/20(b)		8,135	8,236,687
American Airlines Pass-Through Trust:
6.13%, 07/15/18(b)		12,304	12,438,089
6.98%, 05/23/21		7,392	7,761,239
4.95%, 02/15/25		8,411	8,736,926
American Tire Distributors, Inc., 10.25%, 03/01/22(b)		377	390,195
American Woodmark Corp., 4.88%, 03/15/26(b)		73	72,156
Anadarko Petroleum Corp., 6.60%, 03/15/46		10,000	12,968,356

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Andeavor Logistics LP:
6.25%, 10/15/22	USD	1,770	$1,861,615
3.50%, 12/01/22		800	799,712
(LIBOR USD 3 Month + 4.65%), 6.87%(f)(g)		15,282	15,800,671
4.25%, 12/01/27		925	930,334
5.20%, 12/01/47		1,515	1,599,808
Apache Corp., 5.10%, 09/01/40		9,545	10,314,355
APX Group, Inc.:
8.75%, 12/01/20		236	240,425
7.88%, 12/01/22		360	386,100
Aramark Services, Inc.:
5.13%, 01/15/24		512	529,920
4.75%, 06/01/26		250	251,563
Arconic, Inc.:
5.87%, 02/23/22		480	519,000
5.13%, 10/01/24		1,341	1,418,108
5.95%, 02/01/37		190	207,991
Asbury Automotive Group, Inc., 6.00%, 12/15/24		284	295,360
Ascend Learning LLC, 6.88%, 08/01/25(b)		422	436,770
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(b)		282	310,553
AssuredPartners, Inc., 7.00%, 08/15/25(b)		45	46,125
AT&T, Inc.:
2.85%, 02/14/23		12,035	11,975,346
4.30%, 02/15/30(b)		38,458	37,967,351
4.90%, 08/14/37		10,000	10,135,263
5.15%, 02/14/50		9,500	9,609,497
5.30%, 08/14/58		10,000	10,106,622
Avantor, Inc.(b):
6.00%, 10/01/24		11,399	11,498,741
9.00%, 10/01/25		9,943	9,855,999
B&G Foods, Inc., 5.25%, 04/01/25		106	106,132
Ball Corp., 4.00%, 11/15/23		420	421,050
Beacon Escrow Corp., 4.88%, 11/01/25(b)		235	233,825
Belden, Inc., 2.88%, 09/15/25	EUR	450	557,412
Big River Steel LLC, 7.25%, 09/01/25(b)	USD	155	166,238
Blackstone CQP Holdco LP(b):
6.50%, 03/20/21		10,311	10,455,354
6.00%, 08/18/21		1,673	1,692,240
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		68	80,240
10.00%, 10/15/25		452	541,270
BlueLine Rental Finance Corp., 9.25%, 03/15/24(b)		1,447	1,573,613
BMC Software Finance, Inc., 8.13%, 07/15/21(b)		371	371,464
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		792	793,980
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)		1,127	1,172,080
Broadcom Corp.(b):
3.63%, 01/15/24		15,000	14,798,396
3.88%, 01/15/27(l)		15,000	14,597,536
BWAY Holding Co.(b):
5.50%, 04/15/24		519	537,814
7.25%, 04/15/25		109	113,769
Caesars Resort Collection LLC, 5.25%, 10/15/25(b)		238	236,241
CalAtlantic Group, Inc., 5.38%, 10/01/22		610	646,600
California Resources Corp., 8.00%, 12/15/22(b)		238	199,920
Callon Petroleum Co., 6.13%, 10/01/24		310	321,625
Calpine Corp., 5.25%, 06/01/26(b)		953	935,131
Calumet Specialty Products Partners LP:
6.50%, 04/15/21		18	18,000
7.63%, 01/15/22		96	97,440
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		132	136,290
8.25%, 07/15/25		58	63,945

Security		Par (000)	Value
United States (continued)
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(b)	USD	256	$256,000
CB Escrow Corp., 8.00%, 10/15/25(b)		25	25,063
CCO Holdings LLC(b):
4.00%, 03/01/23		326	320,194
5.13%, 05/01/27		2,038	1,992,145
CDW LLC, 5.00%, 09/01/25		1,140	1,158,525
Centene Corp., 6.13%, 02/15/24		1,223	1,299,438
CenturyLink, Inc.:
6.45%, 06/15/21		12,824	13,031,621
5.80%, 03/15/22		6,100	5,947,500
6.75%, 12/01/23		23,150	22,520,320
7.50%, 04/01/24(l)		18,900	19,041,750
5.63%, 04/01/25		410	378,737
Cequel Communications Holdings I LLC, 5.13%, 12/15/21(b)		1,960	1,963,665
CF Industries, Inc., 4.95%, 06/01/43		39	36,367
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		156	158,730
Charter Communications Operating LLC:
5.38%, 05/01/47		10,000	10,327,816
6.83%, 10/23/55		7,600	9,265,215
Chemours Co. (The):
6.63%, 05/15/23		245	258,169
5.38%, 05/15/27		117	121,095
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		630	716,625
5.88%, 03/31/25		897	966,517
5.13%, 06/30/27		447	461,528
Cheniere Energy Partners LP, 5.25%, 10/01/25(b)		310	315,813
Chesapeake Energy Corp.:
8.00%, 12/15/22		623	668,168
8.00%, 01/15/25		71	71,710
8.00%, 06/15/27		779	774,131
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(b)		5,726	6,069,560
Cincinnati Bell, Inc., 7.00%, 07/15/24(b)		464	447,760
CIT Group, Inc., 5.00%, 08/01/23		1,234	1,289,530
Citigroup, Inc., (LIBOR USD 3 Month + 0.95%), 2.69%, 07/24/23(f)		25,000	25,351,353
Clear Channel International BV, 8.75%, 12/15/20(b)		248	260,090
Clear Channel Worldwide Holdings, Inc.:
7.63%, 03/15/20		828	821,790
6.50%, 11/15/22		1,381	1,421,698
Cleaver-Brooks, Inc., 7.88%, 03/01/23(b)		80	84,000
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(b)		162	161,190
CNX Resources Corp., 5.88%, 04/15/22		1,605	1,649,282
CommScope Technologies LLC, 5.00%, 03/15/27(b)		219	218,179
Community Health Systems, Inc., 6.25%, 03/31/23		204	188,700
Concho Resources, Inc., 4.88%, 10/01/47		10,000	10,892,973
CONSOL Energy, Inc., 11.00%, 11/15/25(b)		412	438,780
Continental Airlines Pass-Through Trust:
6.13%, 04/29/18		4,500	4,539,150
4.00%, 10/29/24		2,233	2,313,199
Continental Resources, Inc.:
3.80%, 06/01/24		150	147,000
4.38%, 01/15/28(b)		2	1,993
4.90%, 06/01/44		280	279,300
Core & Main LP, 6.13%, 08/15/25(b)		535	540,350
CoreCivic, Inc., 4.75%, 10/15/27		138	134,205
Covey Park Energy LLC, 7.50%, 05/15/25(b)		350	369,250
Cox Communications, Inc.(b):
2.95%, 06/30/23		9,529	9,215,453
4.50%, 06/30/43		4,035	3,754,369
4.60%, 08/15/47		19,000	19,012,691

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Crown Americas LLC, 4.50%, 01/15/23	USD	215	$219,838
CrownRock LP, 5.63%, 10/15/25(b)		1,494	1,508,940
CSC Holdings LLC:
10.13%, 01/15/23(b)		27,348	30,851,962
5.25%, 06/01/24		1,625	1,584,375
10.88%, 10/15/25(b)		840	1,000,398
CyrusOne LP:
5.00%, 03/15/24		94	95,880
5.38%, 03/15/27		42	43,680
DCP Midstream Operating LP, 6.75%, 09/15/37(b)		190	215,175
Dell International LLC, 5.88%, 06/15/21(b)		12,850	13,331,875
Delta Air Lines Pass-Through Trust, 4.25%, 07/30/23		15,850	16,325,235
Denbury Resources, Inc., 9.25%, 03/31/22(b)		352	360,800
Devon Energy Corp., 5.00%, 06/15/45		10,000	11,129,978
Diamond Offshore Drilling, Inc., 7.88%, 08/15/25		80	84,800
Diamondback Energy, Inc., 5.38%, 05/31/25		230	238,912
Discovery Communications LLC:
5.00%, 09/20/37		10,000	10,214,033
5.20%, 09/20/47		9,000	9,214,712
DISH DBS Corp.:
6.75%, 06/01/21		240	251,400
5.88%, 07/15/22		10	9,950
5.88%, 11/15/24		240	227,550
7.75%, 07/01/26		1,390	1,428,225
DJO Finco, Inc., 8.13%, 06/15/21(b)		904	872,360
Dollar Tree, Inc., 5.75%, 03/01/23		500	522,500
Downstream Development Authority, 10.50%, 02/15/23(b)		72	74,048
DPL, Inc., 7.25%, 10/15/21		22	24,449
Dynegy, Inc.:
7.38%, 11/01/22		424	447,913
5.88%, 06/01/23		27	27,641
7.63%, 11/01/24		74	79,950
8.00%, 01/15/25(b)		48	52,080
8.13%, 01/30/26(b)		147	162,112
Eldorado Resorts, Inc., 6.00%, 04/01/25		100	104,375
Endeavor Energy Resources LP(b):
5.50%, 01/30/26		107	108,337
5.75%, 01/30/28		195	198,413
Endo Dac, 6.00%, 07/15/23(b)		5,478	4,293,382
Energy Transfer Equity LP:
4.25%, 03/15/23		154	154,770
5.88%, 01/15/24		730	790,225
EnLink Midstream Partners LP, 5.60%, 04/01/44		10,000	10,538,851
Ensco plc, 7.75%, 02/01/26		236	234,673
Entegris, Inc., 4.63%, 02/10/26(b)		164	164,615
Envision Healthcare Corp., 5.63%, 07/15/22		522	531,135
EP Energy LLC:
9.38%, 05/01/20		6	5,715
9.38%, 05/01/24(b)		325	275,438
8.00%, 11/29/24(b)		305	321,012
Equinix, Inc.:
2.88%, 10/01/25	EUR	1,739	2,174,493
5.88%, 01/15/26	USD	600	637,500
2.88%, 02/01/26	EUR	110	135,887
ESH Hospitality, Inc., 5.25%, 05/01/25(b)	USD	116	116,870
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24		326	352,895
5.63%, 02/01/26		245	245,245
Finisar Corp., 0.50%, 12/15/36(h)		4,300	3,901,674
First Data Corp.(b):
7.00%, 12/01/23		4,019	4,232,529
5.00%, 01/15/24		1,431	1,468,564
Five Point Operating Co. LP, 7.88%, 11/15/25(b)		109	111,180

Security		Par (000)	Value
United States (continued)
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22(b)	USD	30	$31,388
Freeport-McMoRan, Inc.:
2.38%, 03/15/18		2,210	2,209,337
3.10%, 03/15/20		1,595	1,595,000
4.00%, 11/14/21		1,685	1,702,693
3.55%, 03/01/22		26	25,805
3.88%, 03/15/23		54	53,662
5.45%, 03/15/43		122	125,050
Frontier Communications Corp., 6.88%, 01/15/25		1,370	859,675
Gartner, Inc., 5.13%, 04/01/25(b)		175	182,000
Gates Global LLC, 6.00%, 07/15/22(b)		1,001	1,022,271
General Electric Co., 5.00%(a)(g)		9,000	9,112,500
General Motors Financial Co., Inc., (LIBOR USD 3 Month + 3.60%), 5.75%(f)(g)		318	328,335
Genesis Energy LP:
6.50%, 10/01/25		125	127,187
6.25%, 05/15/26		138	137,655
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		343	379,015
GEO Group, Inc. (The), 5.88%, 10/15/24		542	556,905
GLP Capital LP, 5.38%, 11/01/23		150	161,250
Golden Nugget, Inc., 6.75%, 10/15/24(b)		304	314,260
Goldman Sachs Group, Inc. (The), (LIBOR USD 3 Month + 2.87%), 5.00%(f)(g)		25,564	25,068,570
Great Western Petroleum LLC, 9.00%, 09/30/21(b)		386	406,265
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		152	156,180
Grinding Media, Inc., 7.38%, 12/15/23(b)		67	71,355
Group 1 Automotive, Inc., 5.25%, 12/15/23(b)		38	39,140
GTT Communications, Inc., 7.88%, 12/31/24(b)		95	101,650
Gulfport Energy Corp.:
6.38%, 05/15/25		439	447,780
6.38%, 01/15/26(b)		200	203,000
Halcon Resources Corp., 6.75%, 02/15/25(b)		392	412,580
Harland Clarke Holdings Corp., 8.38%, 08/15/22(b)		116	120,930
HCA, Inc.:
4.25%, 10/15/19		2,075	2,113,906
7.50%, 02/15/22		610	684,725
5.88%, 03/15/22		212	227,503
5.88%, 05/01/23		4,350	4,665,375
5.00%, 03/15/24		148	154,105
5.25%, 04/15/25		2,594	2,721,521
5.50%, 06/15/47		510	519,639
HD Supply, Inc., 5.75%, 04/15/24(b)		1,424	1,523,680
Herc Rentals, Inc.(b):
7.50%, 06/01/22		13,897	14,921,904
7.75%, 06/01/24		752	824,380
Hertz Corp. (The), 7.63%, 06/01/22(b)		601	628,045
Hess Corp.:
6.00%, 01/15/40		10,000	11,320,440
5.80%, 04/01/47		14,129	16,019,864
Hess Infrastructure Partners LP, 5.63%, 02/15/26(b)		252	255,780
Hewlett Packard Enterprise Co., 6.35%, 10/15/45		7,675	8,121,127
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)		420	424,200
HUB International Ltd., 7.88%, 10/01/21(b)		730	759,200
Hughes Satellite Systems Corp., 5.25%, 08/01/26		500	505,000
Huntsman International LLC, 5.13%, 11/15/22		298	316,625
Icahn Enterprises LP:
6.00%, 08/01/20		49	50,149
6.25%, 02/01/22		620	637,050
6.75%, 02/01/24		148	153,920
6.38%, 12/15/25(b)		129	131,258

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
IHS Markit Ltd.(b):
4.75%, 02/15/25	USD	122	$126,880
4.00%, 03/01/26		106	102,952
Infor US, Inc., 6.50%, 05/15/22		2,069	2,133,656
Informatica LLC, 7.13%, 07/15/23(b)		21,743	22,390,941
IRB Holding Corp., 6.75%, 02/15/26(b)		144	145,800
Iron Mountain, Inc.:
4.38%, 06/01/21(b)		380	384,750
3.00%, 01/15/25	EUR	600	751,105
iStar, Inc.:
4.63%, 09/15/20	USD	29	29,362
6.00%, 04/01/22		35	35,787
5.25%, 09/15/22		135	134,663
Itron, Inc., 5.00%, 01/15/26(b)		19	19,095
Jaguar Holding Co. II, 6.38%, 08/01/23(b)		1,274	1,318,590
Jeld-Wen, Inc., 4.63%, 12/15/25(b)		81	81,000
JPMorgan Chase & Co.(f):
(LIBOR USD 3 Month + 3.78%), 6.75%(g)		74	82,695
(LIBOR USD 3 Month + 1.00%), 2.42%, 05/15/47		18,798	16,918,200
K. Hovnanian Enterprises, Inc., 10.00%, 07/15/22(b)		155	169,338
KAR Auction Services, Inc., 5.13%, 06/01/25(b)		196	198,450
KFC Holding Co., 4.75%, 06/01/27(b)		429	425,783
KLX, Inc., 5.88%, 12/01/22(b)		925	963,156
Kraft Heinz Foods Co., 4.13%, 07/01/27	GBP	2,050	3,201,636
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)	USD	139	148,382
Kroger Co. (The):
4.45%, 02/01/47		10,000	9,993,447
4.65%, 01/15/48		5,000	5,130,469
L Brands, Inc.:
6.88%, 11/01/35		362	370,145
6.75%, 07/01/36		10	10,075
Ladder Capital Finance Holdings LLLP:
5.25%, 03/15/22		16	16,320
5.25%, 10/01/25		261	261,000
Lamb Weston Holdings, Inc., 4.63%, 11/01/24(b)		15	15,225
Lennar Corp.:
2.95%, 11/29/20(b)		54	53,325
4.75%, 11/15/22		370	383,542
4.75%, 11/29/27(b)		310	313,125
Level 3 Financing, Inc.:
5.13%, 05/01/23		1,459	1,462,648
5.38%, 01/15/24		1,120	1,114,400
5.25%, 03/15/26		52	51,025
Levi Strauss & Co., 3.38%, 03/15/27	EUR	100	129,486
Lions Gate Entertainment Corp., 5.88%, 11/01/24(b)	USD	7,000	7,446,250
Live Nation Entertainment, Inc., 4.88%, 11/01/24(b)		25	25,500
Mallinckrodt International Finance SA(b):
4.88%, 04/15/20		520	505,700
5.50%, 04/15/25		614	506,550
Masonite International Corp., 5.63%, 03/15/23(b)		615	639,600
Matador Resources Co., 6.88%, 04/15/23		584	614,660
Mattel, Inc.:
6.75%, 12/31/25(b)		13,281	13,480,215
6.20%, 10/01/40		49	45,937
5.45%, 11/01/41		29	25,919
Matthews International Corp., 5.25%, 12/01/25(b)		54	54,810
MDC Holdings, Inc., 6.00%, 01/15/43		135	132,975
MDC Partners, Inc., 6.50%, 05/01/24(b)		544	548,080
Meredith Corp., 6.88%, 02/01/26(b)		116	118,755
Meritage Homes Corp., 5.13%, 06/06/27		199	201,487

Security		Par (000)	Value
United States (continued)
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24	USD	960	$1,025,443
4.50%, 09/01/26		1,293	1,276,838
4.50%, 01/15/28(b)		36	35,010
MGM Resorts International:
6.75%, 10/01/20		564	606,300
6.63%, 12/15/21		1,404	1,532,115
Micron Technology, Inc., 5.25%, 01/15/24(b)		11,026	11,467,040
Midcontinent Communications, 6.88%, 08/15/23(b)		78	82,680
Mobile Mini, Inc., 5.88%, 07/01/24		324	338,580
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)		430	461,713
Nabors Industries, Inc.:
4.63%, 09/15/21		45	43,987
5.75%, 02/01/25(b)		115	112,988
Navient Corp.:
6.50%, 06/15/22		241	254,556
5.50%, 01/25/23		640	642,400
6.75%, 06/25/25		69	72,278
Navistar International Corp., 6.63%, 11/01/25(b).		233	243,555
Netflix, Inc.:
4.38%, 11/15/26		370	361,560
4.88%, 04/15/28(b)		59	58,558
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(b)		152	152,760
NFP Corp., 6.88%, 07/15/25(b)		64	65,760
NGL Energy Partners LP:
5.13%, 07/15/19		72	73,080
6.88%, 10/15/21		411	420,761
NGPL PipeCo LLC(b):
4.38%, 08/15/22		163	164,679
4.88%, 08/15/27		2	2,055
7.77%, 12/15/37		388	484,030
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(b)		8,970	8,477,668
Novelis Corp., 6.25%, 08/15/24(b)		2,073	2,171,467
NRG Energy, Inc.:
6.63%, 01/15/27		1,273	1,346,834
5.75%, 01/15/28(b)		2	2,000
NRG Yield Operating LLC, 5.38%, 08/15/24		164	166,460
Nuance Communications, Inc., 6.00%, 07/01/24		379	401,361
Oasis Petroleum, Inc.:
6.88%, 03/15/22		400	412,000
6.88%, 01/15/23		65	66,950
OI European Group BV, 4.00%, 03/15/23(b)		193	191,432
Olin Corp., 5.00%, 02/01/30		86	86,107
OneMain Financial Holdings LLC, 7.25%, 12/15/21(b)		153	158,355
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(b)		12,383	12,383,000
Parsley Energy LLC(b):
5.38%, 01/15/25		390	393,900
5.63%, 10/15/27		44	45,210
PBF Holding Co. LLC, 7.25%, 06/15/25		148	155,896
PDC Energy, Inc., 5.75%, 05/15/26(b)		150	152,625
PetSmart, Inc., 5.88%, 06/01/25		239	184,030
Philip Morris International, Inc., 1.88%, 11/06/37	EUR	1,650	1,944,491
Pilgrim’s Pride Corp.(b):
5.75%, 03/15/25	USD	150	151,500
5.88%, 09/30/27		132	132,330
Pioneer Holdings LLC, 9.00%, 11/01/22(b)		143	150,865
Plains All American Pipeline LP, (LIBOR USD 3 Month + 4.11%), 6.13%(f)(g)		15,000	15,093,750
Platform Specialty Products Corp.(b):
6.50%, 02/01/22		1,729	1,785,193
5.88%, 12/01/25		544	552,840

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Polaris Intermediate Corp., 8.50% (8.50% Cash or 9.25% PIK), 12/01/22(b)(i)	USD	515	$536,244
Post Holdings, Inc.(b):
5.50%, 03/01/25		530	545,900
5.75%, 03/01/27		197	197,187
5.63%, 01/15/28		142	141,379
PQ Corp.(b):
6.75%, 11/15/22		659	704,306
5.75%, 12/15/25		329	338,870
Prime Security Services Borrower LLC, 9.25%, 05/15/23(b)		31,856	35,240,700
PTC, Inc., 6.00%, 05/15/24		150	159,000
PulteGroup, Inc.:
5.50%, 03/01/26		219	235,151
6.38%, 05/15/33		290	324,438
PVH Corp., 3.13%, 12/15/27	EUR	789	986,685
Qorvo, Inc.:
6.75%, 12/01/23	USD	10,450	11,129,250
7.00%, 12/01/25		13,754	14,854,320
Qualitytech LP, 4.75%, 11/15/25(b)		390	392,925
Quintiles IMS, Inc.:
4.88%, 05/15/23(b)		134	138,690
3.25%, 03/15/25	EUR	100	126,643
Radian Group, Inc., 4.50%, 10/01/24	USD	173	173,000
Radiate Holdco LLC, 6.88%, 02/15/23(b)		46	46,230
Range Resources Corp., 5.88%, 07/01/22		548	569,920
RBS Global, Inc., 4.88%, 12/15/25(b)		186	188,325
Realogy Group LLC, 4.88%, 06/01/23(b)		289	285,835
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)		119	124,950
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		875	890,419
7.00%, 07/15/24(b)		1,108	1,178,635
Rite Aid Corp.:
6.75%, 06/15/21		23,125	23,507,719
6.13%, 04/01/23(b)		19,476	18,161,370
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)		470	550,488
Rowan Cos., Inc.:
4.75%, 01/15/24		73	66,430
7.38%, 06/15/25		385	394,506
RSP Permian, Inc., 5.25%, 01/15/25		441	457,537
Sabre GLBL, Inc., 5.38%, 04/15/23(b)		7,165	7,274,625
Sanchez Energy Corp.:
7.75%, 06/15/21		297	292,539
6.13%, 01/15/23		221	192,823
SBA Communications Corp., 4.00%, 10/01/22(b)		347	341,795
Scientific Games International, Inc.:
7.00%, 01/01/22(b)		1,580	1,666,900
10.00%, 12/01/22		1,044	1,144,485
5.00%, 10/15/25(b)		559	559,699
Sealed Air Corp., 5.25%, 04/01/23(b)		415	440,938
Sensata Technologies BV, 5.00%, 10/01/25(b)		365	378,687
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		106	106,265
SESI LLC, 7.75%, 09/15/24(b)		180	193,500
Shea Homes LP, 5.88%, 04/01/23(b)		576	593,280
Sirius XM Radio, Inc., 5.00%, 08/01/27(b)		53	52,687
Six Flags Entertainment Corp., 4.88%, 07/31/24(b)		426	431,857
SM Energy Co.:
6.50%, 01/01/23		38	38,760
5.63%, 06/01/25		45	44,550
Solera LLC, 10.50%, 03/01/24(b)		1,462	1,639,267
Southwestern Energy Co.:
6.70%, 01/23/25		70	71,225

Security		Par (000)	Value
United States (continued)
7.50%, 04/01/26	USD	289	$302,366
7.75%, 10/01/27		101	105,545
Spectrum Brands, Inc., 5.75%, 07/15/25		250	263,125
Springleaf Finance Corp., 5.63%, 03/15/23		138	138,517
Sprint Capital Corp., 8.75%, 03/15/32		648	766,260
Sprint Communications, Inc., 7.00%, 03/01/20(b)		859	916,982
Sprint Corp.:
7.13%, 06/15/24		451	457,391
7.63%, 02/15/25		2,543	2,638,362
Staples, Inc., 8.50%, 09/15/25(b)		21,279	20,560,834
Starwood Property Trust, Inc.:
5.00%, 12/15/21		352	366,738
4.75%, 03/15/25(b)		96	94,800
State Street Corp., (LIBOR USD 3 Month + 1.00%), 2.59%, 06/15/47(f)		20,000	17,959,800
Station Casinos LLC, 5.00%, 10/01/25(b)		77	77,674
Steel Dynamics, Inc.:
5.13%, 10/01/21		1,160	1,189,000
4.13%, 09/15/25		169	167,259
SunCoke Energy Partners LP, 7.50%, 06/15/25(b)		126	131,985
Sunoco LP(b):
4.88%, 01/15/23		315	320,834
5.88%, 03/15/28		94	95,997
Surgery Center Holdings, Inc.(b):
8.88%, 04/15/21		114	118,987
6.75%, 07/01/25		177	170,584
Talen Energy Supply LLC, 6.50%, 06/01/25		153	127,373
Tallgrass Energy Partners LP:
5.50%, 09/15/24		90	92,025
5.50%, 01/15/28		352	351,120
Targa Resources Partners LP, 5.00%, 01/15/28(b)		387	383,130
Team Health Holdings, Inc., 6.38%, 02/01/25(b)		308	287,210
Tempo Acquisition LLC, 6.75%, 06/01/25(b)		440	448,800
Tempur Sealy International, Inc., 5.63%, 10/15/23		154	158,620
Tenet Healthcare Corp.:
6.00%, 10/01/20		655	688,569
7.50%, 01/01/22(b)		5,674	6,004,227
8.13%, 04/01/22		2,405	2,481,671
6.75%, 06/15/23		520	512,252
7.00%, 08/01/25(b)		230	225,400
Terex Corp., 5.63%, 02/01/25(b)		375	384,844
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		156	154,440
6.63%, 06/15/25(m)		240	261,900
5.00%, 01/31/28		157	154,841
Tesla, Inc., 5.30%, 08/15/25(b)		432	411,264
TIBCO Software, Inc., 11.38%, 12/01/21(b)		570	620,616
T-Mobile USA, Inc.:
6.00%, 03/01/23		652	682,416
6.50%, 01/15/24		1,210	1,285,685
6.38%, 03/01/25		975	1,037,156
4.50%, 02/01/26		248	249,240
4.75%, 02/01/28		6	6,023
TransDigm, Inc.:
6.00%, 07/15/22		822	843,578
6.50%, 07/15/24		504	518,490
6.38%, 06/15/26		29	29,761
Transocean, Inc.(b):
9.00%, 07/15/23		1,125	1,234,687
7.50%, 01/15/26		149	155,333
TRI Pointe Group, Inc., 5.25%, 06/01/27		390	393,900
Tronox Finance plc, 5.75%, 10/01/25(b)		94	96,115
Tutor Perini Corp., 6.88%, 05/01/25(b)		240	255,600

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
United Airlines Pass-Through Trust:
4.63%, 09/03/22	USD	7,252	$7,464,381
4.30%, 08/15/25		5,071	5,324,888
United Rentals North America, Inc.:
4.63%, 07/15/23		270	279,450
4.63%, 10/15/25		307	311,605
5.88%, 09/15/26		580	621,325
4.88%, 01/15/28		23	22,971
United States Steel Corp.:
8.38%, 07/01/21(b)		175	189,000
6.88%, 08/15/25		202	212,100
Univision Communications, Inc., 5.13%, 02/15/25(b)		404	391,880
US Airways Pass-Through Trust:
5.45%, 06/03/18		12,800	12,896,000
8.00%, 10/01/19		679	728,601
6.75%, 06/03/21		2,318	2,508,892
5.38%, 11/15/21		5,709	5,969,736
USG Corp., 4.88%, 06/01/27(b)		289	296,225
USIS Merger Sub, Inc., 6.88%, 05/01/25(b)		23	23,690
Valeant Pharmaceuticals International, Inc.:
7.50%, 07/15/21(b)		12,709	12,756,659
6.75%, 08/15/21(b)		12,500	12,375,000
5.63%, 12/01/21(b)		12,165	11,724,627
6.50%, 03/15/22(b)		477	499,801
5.50%, 03/01/23		938	839,219
5.88%, 05/15/23(b)		8,523	7,700,104
6.13%, 04/15/25(b)		175	156,660
5.50%, 11/01/25		3,716	3,743,870
9.00%, 12/15/25(b)		9,526	9,785,012
Vantiv LLC(b):
3.88%, 11/15/25	GBP	338	483,509
4.38%, 11/15/25	USD	200	198,500
Venator Finance SARL, 5.75%, 07/15/25(b)		400	412,000
Veritas US, Inc.(b):
7.50%, 02/01/23		735	762,562
10.50%, 02/01/24		680	691,900
Verizon Communications, Inc.:
1.38%, 10/27/26	EUR	4,255	5,253,106
1.88%, 10/26/29		2,005	2,478,863
2.88%, 01/15/38		2,495	3,177,364
Vertiv Group Corp., 9.25%, 10/15/24(b)	USD	540	582,865
Viacom, Inc.(f):
(LIBOR USD 3 Month + 3.90%), 5.88%, 02/28/57		10,000	10,125,000
(LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/57		10,000	10,312,500
VICI Properties 1 LLC, 8.00%, 10/15/23		274	307,012
Viking Cruises Ltd.(b):
6.25%, 05/15/25		116	120,060
5.88%, 09/15/27		337	337,421
Vizient, Inc., 10.38%, 03/01/24(b)		279	314,572
W.R. Grace & Co. Conn., 5.13%, 10/01/21(b)		822	861,045
Wabash National Corp., 5.50%, 10/01/25(b)		192	193,440
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		143	145,503
Weatherford International Ltd., 9.88%, 02/15/24		1,179	1,285,110
Weekley Homes LLC, 6.63%, 08/15/25(b)		50	50,125
Western Digital Corp.:
7.38%, 04/01/23(b)		26,507	28,859,496
1.50%, 02/01/24(b)(h)		17,319	17,676,759
10.50%, 04/01/24		52,392	61,246,248
4.75%, 02/15/26		8,343	8,447,287
WEX, Inc., 4.75%, 02/01/23(b)		266	269,990
Whiting Petroleum Corp., 6.63%, 01/15/26(b)		329	336,814
WildHorse Resource Development Corp., 6.88%, 02/01/25		118	122,130

Security		Par (000)	Value
United States (continued)
Williams Cos., Inc. (The):
8.75%, 03/15/32	USD	12,650	$17,112,920
5.75%, 06/24/44		653	716,668
Williams Scotsman International, Inc., 7.88%, 12/15/22(b)		95	97,850
WPX Energy, Inc.:
6.00%, 01/15/22		67	70,518
8.25%, 08/01/23		254	291,465
5.25%, 09/15/24		112	113,400
Wrangler Buyer Corp., 6.00%, 10/01/25(b)		95	98,088
Wyndham Worldwide Corp., 4.15%, 04/01/24		94	94,203
Xerox Corp., 3.63%, 03/15/23		6,929	6,839,856
XPO Logistics, Inc., 6.50%, 06/15/22(b)		1,077	1,121,157
Zayo Group LLC:
6.38%, 05/15/25		1,169	1,225,989
5.75%, 01/15/27(b)		465	472,579

			1,311,008,860
Virgin Islands, British — 0.0%
Guojing Capital BVI Ltd., 3.95%, 12/11/22		400	390,118

Zambia — 0.0%
First Quantum Minerals Ltd.(b):
7.00%, 02/15/21		186	192,510
7.50%, 04/01/25		781	836,685

			1,029,195

Total Corporate Bonds — 62.6% (Cost: $2,434,598,556)			2,468,969,798

Floating Rate Loan Interests — 20.7%(n)

Australia — 0.0%
Aristocrat International Pty. Ltd., Term Loan B, (LIBOR USD 3 Month + 2.00%), 10/19/24(o)	USD	430	433,044

Bermuda — 0.0%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.75%), 5.52%, 05/27/24		948	957,101

Canada — 0.8%
1011778 BC ULC, Term Loan, (LIBOR USD 3 Month + 2.25%), 3.82% — 3.94%, 02/16/24		17,491	17,587,317
CEVA Group plc, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.27%, 03/19/21		29	27,683
Hudson’s Bay Co., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.72%, 09/30/22		746	719,454
Lions Gate Entertainment Corp., Term Loan B, (LIBOR USD 1 Month + 2.25%), 12/08/23(c)(o)		8,299	8,382,474
MEG Energy Corp., Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.20%, 12/31/23		1,259	1,262,435
Stars Group Holdings BV, Term Loan, (EURIBOR 3 Month + 3.75%), 3.75%, 08/01/21	EUR	1,881	2,342,772
Telesat Canada, Term Loan B-4, (LIBOR USD 3 Month + 3.00%), 4.70%, 11/17/23	USD	499	501,234
Trader Corp., Term Loan, (LIBOR USD 3 Month + 2.50%), 4.69%, 09/28/23		459	459,601
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B-F-1, (LIBOR USD 1 Month + 3.50%), 5.06%, 04/01/22		943	957,226
VF Holdings Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.82%, 06/30/23		928	937,765

			33,177,961
Denmark — 0.2%
Nets, Term Loan B, 11/29/24(o)	EUR	5,000	6,221,966

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Finland — 0.0%
Nordic Packaging and Container, Term Loan, (EURIBOR 3 Month + 5.00%), 11/16/23(o)	EUR	1,500	$1,859,066

France — 1.0%
Azelis Finance SA, Term Loan, (EURIBOR 6 Month + 3.50%), 3.50%, 12/16/22		1,392	1,733,305
DomusVI Group, Term Loan B, (EURIBOR 3 Month + 3.25%), 10/11/24(o)		4,500	5,603,568
Elsan SAS, Term Loan, (EURIBOR 1 Month + 3.75%), 10/31/22(o)		4,500	5,612,116
Financiere Cep SASU, Term Loan B, (EURIBOR 6 Month + 4.25%), 4.25%, 01/16/25		3,000	3,671,425
Foncia Groupe SAS, 1st Lien Term Loan B, (EURIBOR 3 Month + 3.50%), 3.50%, 09/07/23		2,000	2,485,807
Numericable-SFR SA, Term Loan B-11, (EURIBOR 3 Month + 3.00%), 07/31/25(o)		1,426	1,704,062
Oberthur Technologies Group SAS, Term Loan B, (EURIBOR 3 Month + 3.75%), 01/10/24(o)		2,000	2,469,741
PAREXEL International Corp., 1st Lien Term Loan B, (EURIBOR 6 Month + 3.50%), 03/07/24(o)		4,000	4,984,823
SFR Group SA, Term Loan, (LIBOR USD 6 Month + 3.25%), 4.72%, 01/31/26	USD	434	417,281
THOM Europe SAS, Term Loan, (EURIBOR 3 Month + 4.50%), 4.50%, 08/07/24	EUR	2,500	3,104,434
Verallia Packaging SASU, Term Loan B-4, (EURIBOR 6 Month + 2.75%), 10/22/22(o)		4,709	5,835,346

			37,621,908
Germany — 1.1%
Airbus SE, Term Loan B, (EURIBOR 3 Month + 3.75%), 02/28/24(o)		2,000	2,491,369
CeramTec Group GmbH, Term Loan B, 11/29/24(o)		3,800	4,726,759
LSF10 XL Bidco SCA, Term Loan, (EURIBOR 6 Month + 4.00%), 04/11/24(o)		1,000	1,243,623
Nidda Healthcare Holding AG, Term Loan, (EURIBOR 6 Month + 3.50%), 09/20/24(o)		1,709	2,128,446
Nidda Healthcare Holding AG, Term Loan B-2, (EURIBOR 6 Month + 3.50%), 09/20/24(o)		990	1,233,156
Oxea Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.25%, 09/30/24	USD	1,115	1,120,781
Rain Carbon GmbH, Term Loan B, (EURIBOR 6 Month + 3.00%), 12/11/24(o)	EUR	5,000	6,215,510
Springer Science+Business Media GmbH, Term Loan, (EURIBOR 3 Month + 3.25%), 3.75%, 08/15/22		2,027	2,527,037
Tackle Group SARL, Term Loan, (EURIBOR 3 Month + 3.50%), 08/08/22(o)		3,000	3,729,306
Techem Energy Metering Service GmbH & Co. KG, Term Loan, (EURIBOR 3 Month + 3.00%), 07/26/24(o)		5,033	6,269,070
Tele Columbus AG, 1st Lien Term Loan, (EURIBOR 6 Month + 3.00%), 10/15/24(o)		4,000	4,971,265
TV Borrower US LLC, Term Loan, (LIBOR USD 3 Month + 4.50%), 5.50%, 02/22/24	USD	2,481	3,090,608
Unitymedia Hessen GmbH & Co. KG, Term Loan C, (EURIBOR 6 Month + 2.75%), 01/20/27(o)	EUR	2,500	3,111,293

			42,858,223
Ireland — 0.2%
Eircom Finco SARL, Term Loan, (EURIBOR 1 Month + 3.25%), 3.25%, 04/19/24		3,840	4,779,484
ION Trading Technologies SARL, Term Loan B, (EURIBOR 3 Month + 2.75%), 11/21/24(o)		3,000	3,746,775

			8,526,259
Jersey, Channel Islands — 0.0%
Sky Betting and Gaming Ltd., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.19%, 08/23/24	USD	296	296,993

Security		Par (000)	Value
Luxembourg — 0.9%
Accudyne Industries LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.32%, 08/18/24	USD	1,791	$1,806,412
Allnex & Cy SCA, Term Loan B-1, (EURIBOR 3 Month + 3.25%), 3.25%, 09/13/23	EUR	3,990	4,964,805
Altice Financing SA, 1st Lien Term Loan, (EURIBOR 3 Month + 2.75%), 10/06/26(o)		998	1,221,863
Altice Financing SA, Term Loan, (LIBOR USD 3 Month + 3.25%), 4.47%, 01/15/26	USD	319	314,412
Avolon TLB Borrower 1 US LLC, 1st Lien Term Loan B-2, (LIBOR USD 1 Month + 2.25%), 03/21/22(o)		250	249,345
Gol LuxCo SA, Term Loan, (LIBOR USD 6 Month + 6.50%), 6.50%, 08/31/20(c)		19,925	20,323,500
Intelsat Jackson Holdings SA, Term Loan, (LIBOR USD 6 Month + 4.50%), 01/15/24(o)		557	563,897
IVG Holdco, Term Loan, (EURIBOR 6 Month + 2.00%), 2.00%, 10/31/18(c)	EUR	72	4,481
JBS USA LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 2.50%), 4.10%, 10/30/22	USD	1,434	1,423,048
Mallinckrodt International Finance SA, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.44%, 09/24/24		443	441,302
SS&C European Holdings SARL, Term Loan B-2, (LIBOR USD 1 Month + 2.25%), 3.82%, 07/08/22		20	20,012
Xella International SA, Term Loan B, (EURIBOR 3 Month + 4.00%), 04/11/24(o)	EUR	2,707	3,363,509

			34,696,586
Netherlands — 1.0%
Action Holding BV, Term Loan B, (EURIBOR 1 Month + 3.25%), 02/25/22(o)		4,000	4,977,076
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.69%, 01/31/24	USD	512	516,524
AMG Advanced Metallurgical Group, Term Loan B, (LIBOR USD 3 Month + 3.00%), 01/30/25(c)(o)		280	282,100
Axalta Coating Systems Dutch Holding B BV, Term Loan, (EURIBOR 3 Month + 2.25%), 3.00%, 02/01/23	EUR	1,733	2,168,129
Axalta Coating Systems US Holdings, Inc., Term Loan, (LIBOR USD 3 Month + 2.00%), 3.69%, 06/01/24	USD	737	741,801
Ceva Intercompany BV, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.27%, 03/19/21		166	160,563
Diamond BC BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 09/06/24(o)		329	327,771
Kloeckner Pentaplast of America, Inc., Term Loan, (EURIBOR 3 Month + 4.75%), 4.75%, 06/30/22	EUR	4,500	5,528,759
MacDermid Agricultural Solutions Holdings BV, Term Loan C-5, (EURIBOR 1 Month + 2.75%), 3.50%, 06/07/20		1,845	2,302,210
Nord Anglia Education, Inc., Term Loan, (EURIBOR 3 Month + 3.25%), 3.25%, 09/02/24		3,000	3,730,088
Playa Resorts Holding BV, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.89%, 04/29/24	USD	484	487,236
Stars Group Holdings BV, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.19%, 08/01/21		1,190	1,198,224
Telenet International Finance SARL, Term Loan, (EURIBOR 6 Month + 2.75%), 2.75%, 12/15/27	EUR	2,000	2,499,662
TMF Group BV, Term Loan B, 12/06/24(o)		3,500	4,349,032
TMF Group Holding BV, 2nd Lien Term Loan, 12/08/25(c)(o)		1,500	1,862,325
Vistra Group Ltd., 1st Lien Term Loan, (EURIBOR 3 Month + 3.25%), 10/26/22(o)		2,190	2,721,103

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Netherlands (continued)
Ziggo Secured Finance BV, Term Loan, (EURIBOR 6 Month + 3.00%), 04/15/25(o)	EUR	4,000	$4,974,295

			38,826,898
Spain — 0.2%(o)
Dorna Sports SL, 1st Lien Term Loan, (EURIBOR 6 Month + 3.00%), 04/12/24		1,500	1,860,575
Euskaltel SA, Term Loan B-4, (EURIBOR 3 Month + 2.75%), 11/08/24		4,000	4,962,475

			6,823,050
Sweden — 0.3%
Diaverum, 1st Lien Term Loan B, (EUR0012M + 3.25%), 06/07/24(o)		2,500	3,091,925
Unilabs Diagnostics AB, Term Loan B, (EURIBOR 6 Month + 3.00%), 3.00%, 04/19/24		1,700	2,098,203
Verisure Holding AB, Term Loan B-1, (EURIBOR 3 Month + 3.00%), 10/21/22(o)		4,000	4,943,753

			10,133,881
Switzerland — 0.1%
Swissport Investments SA, Term Loan, (EURIBOR 6 Month + 3.75%), 02/08/22(o)		2,000	2,430,781

United Kingdom — 1.1%
CEVA Group plc, Term Loan, (LIBOR USD 3 Month — 0.10%), 1.59%, 03/19/21(c)	USD	163	155,365
Froneri International Plc, Term Loan B, 0.00%, 09/30/20		3,500	4,370,759
GVC Holdings plc, Term Loan B, (EURIBOR 3 Month + 2.75%), 03/02/23(c)(o)	EUR	5,000	6,171,559
INEOS Finance plc, Term Loan B, (EURIBOR 1 Month + 2.00%), 04/01/24(o)		3,400	4,216,458
Inovyn Finance plc, 1st Lien Term Loan B, (EURIBOR 6 Month + 2.25%), 04/11/24(o)		4,495	5,588,525
Intervias Finco Ltd., Term Loan C-3, (EURIBOR 1 Month + 4.00%), 4.00%, 01/30/23		4,430	5,502,843
Jackpotjoy plc, Term Loan, (LIBOR GBP 3 Month + 5.25%), 5.77%, 11/27/24(c)	GBP	2,000	2,825,501
LSF9 Robin Investments Ltd., Term Loan B-3, (LIBOR GBP 3 Month + 4.00%), 12/14/23(o)		3,000	4,258,783
Motor Fuel Group, Term Loan B-1, (LIBOR GBP 3 Month + 4.50%), 5.02%, 07/15/22		1,375	1,956,686
Nomad Foods Europe Midco Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 3.81%, 05/15/24	USD	179	180,364
Sky Betting and Gaming Ltd., Term Loan, (LIBOR GBP 3 Month + 4.25%), 4.77%, 08/23/24	GBP	1,000	1,425,174
Theramex, Term Loan, (EURIBOR 6 Month + 4.00%), 11/27/24(o)	EUR	2,500	3,111,635
Virgin Media SFA Finance Ltd., 1st Lien Term Loan, (LIBOR GBP 1 Month + 3.25%), 3.75%, 01/31/27	GBP	4,000	5,682,580

			45,446,232
United States — 13.8%
Acadia Healthcare Co., Inc., Term Loan A, (LIBOR USD 1 Month + 2.75%), 4.32%, 03/31/18	USD	242	243,683
Advanced Disposal Services, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 3.72%, 11/10/23		598	602,066
AEC Corp., 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.45%, 05/24/22		633	635,647
Air Medical Group Holdings, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 8.50%), 10.07%, 09/30/25		437	442,135
A-L Parent LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 12/01/23(c)(o)		366	370,026

Security		Par (000)	Value
United States (continued)
Albany Molecular Research, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.82%, 08/30/24	USD	304	$305,378
Albany Molecular Research, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.00%), 8.57%, 08/30/25		375	375,000
Albertson’s LLC, Term Loan B-4, (LIBOR USD 1 Month + 2.75%), 4.32%, 08/25/21		628	624,493
AlixPartners LLP, 1st Lien Term Loan, (LIBOR USD 3 Month + 2.75%), 4.44%, 04/04/24		1,335	1,344,177
Alliant Holdings Intermediate LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 08/12/22(o)		696	701,226
Allied Universal Holdco LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 5.44%, 07/28/22		503	497,329
Almonde, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 4.98%, 06/13/24		884	888,725
Almonde, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 8.73%, 06/13/25		175	176,006
Alphabet Holding Co, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.07%, 09/26/24		1,187	1,173,077
Alphabet Holding Co, Inc., Term Loan, (LIBOR USD 1 Month + 7.75%), 9.32%, 09/15/25		539	513,397
Altice US Finance I Corp., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.82%, 07/28/25		2,025	2,027,356
American Builders & Contractors Supply Co, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.07%, 10/31/23		1,001	1,008,083
AmWINS Group, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.30% — 4.32%, 01/25/24		1,000	1,006,149
Applied Systems, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.94%, 09/19/24		752	759,069
Applied Systems, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.00%), 8.69%, 09/19/25		1,269	1,312,307
Aramark Services, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.57%, 03/07/25		589	593,522
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.57%, 07/12/24		369	370,459
Ascend Performance Materials Operations LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 5.25%), 6.94%, 08/12/22(c)		361	363,632
Ascent Resources — Marcellus LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.50%), 9.06%, 08/04/21(k)		9,433	265,336
AssuredPartners, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.07%, 09/30/24		445	448,841
Asurion LLC, 2nd Lien Term Loan B-2, (LIBOR USD 1 Month + 6.00%), 7.57%, 08/04/25		295	304,219
Asurion LLC, Term Loan B-4, (LIBOR USD 1 Month + 2.75%), 4.32%, 08/04/22		1,511	1,522,069
Asurion LLC, Term Loan B-5, (LIBOR USD 1 Month + 2.25%), 4.57%, 11/03/23		349	351,739
Avantor, Inc., 1st Lien Term Loan, (EURIBOR 1 Month + 4.25%), 4.25%, 11/21/24	EUR	2,500	3,127,930
Avantor, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 5.56%, 11/21/24	USD	8,395	8,510,431
Avaya, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 6.31%, 12/15/24		567	569,941
Barracuda NE, 1st Lien Term Loan, (LIBOR USD 3 Month + 2.25%), 01/10/25(o)		295	297,729
BCP Raptor LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 2.25%), 5.73%, 06/24/24		549	552,736

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
BCP Renaissance Parent LLC, Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.77%, 10/31/24	USD	663	$670,876
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 6 Month + 2.25%), 0.00%, 01/02/25		1,041	1,048,620
Belron Finance Ltd., Term Loan B, (LIBOR USD 3 Month + 2.50%), 3.89%, 10/25/24		762	770,447
Berry Global, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 3.80% — 3.82%, 10/01/22		1,339	1,348,967
BJ’s Wholesale Club, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.95%, 02/03/24		691	690,736
BMC Software Finance, Inc., Term Loan B-2, (LIBOR USD 1 Month + 3.25%), 4.82%, 09/10/22		1,448	1,455,591
Boyd Gaming Corp., Term Loan B, (LIBOR USD 3 Month + 2.50%), 3.97%, 09/15/23		1,066	1,073,764
Brand Energy & Infrastructure Services, Term Loan, (LIBOR USD 3 Month + 4.25%), 5.88% — 6.01%, 06/21/24		2,121	2,147,021
Bright Horizons Family Solutions, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.57%, 11/07/23		1,873	1,889,805
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 2.25%), 04/03/24(o)		600	604,500
Caesars Resort Collection LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.32%, 09/30/24		1,599	1,617,973
California Resources Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 10.38%), 11.94%, 12/31/21		1,000	1,132,500
California Resources Corp., Term Loan B, (LIBOR USD 1 Month + 4.75%), 12/31/22(o)		515	524,212
Calpine Construction Finance Co. LP, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.07%, 01/15/25		230	231,209
Calpine Corp., 1st Lien Term Loan B-5, (LIBOR USD 3 Month + 2.50%), 4.20%, 01/15/24		731	734,482
Camelot Finance LP, Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.82%, 10/03/23		1,585	1,599,912
Canyon Valor Cos, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 5.94%, 06/16/23		232	234,451
Cast & Crew Payroll LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.70%, 09/26/24		735	742,345
Catalent Pharma Solutions, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.82%, 05/20/21		1,742	1,752,628
Cavium, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.82%, 08/16/22(c)		3,740	3,762,921
CBS Radio, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.25%), 0.00%, 10/17/23		873	878,366
CCC Information Services, Inc., Term Loan:
(LIBOR USD 1 Month + 3.00%), 4.58%, 04/29/24		374	376,166
(LIBOR USD 1 Month + 6.75%), 8.32%, 04/28/25		248	253,426
CEC Entertainment, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 02/12/21(o)		359	349,123
Centurylink, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 01/31/25(o)		19,529	19,223,957
CenturyLink, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 06/20/22(o)		800	795,400
CEVA Group plc, Term Loan B, (LIBOR USD 3 Month + 5.50%), 7.27%, 03/19/21		228	221,466
Change Healthcare Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.32%, 03/01/24		1,137	1,144,260

Security		Par (000)	Value
United States (continued)
Charter Communications Operating LLC, Term Loan, (LIBOR USD 3 Month + 2.25%), 03/31/23(o)	USD	16,043	$16,036,119
Charter Communications Operating LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.58%, 04/30/25		14,990	15,072,007
Charter NEX US, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 4.82%, 05/16/24		499	501,086
Chemours Co. (The), Term Loan B-1, (EURIBOR 1 Month + 2.25%), 3.00%, 05/12/22	EUR	2,978	3,738,303
Chesapeake Energy Corp., Term Loan, (LIBOR USD 6 Month + 7.50%), 8.95%, 08/23/21	USD	1,145	1,224,440
CHG Healthcare Services, Inc., Term Loan B, (LIBOR USD 3 Month + 2.25%), 4.43% — 4.77% 06/07/23		1,397	1,412,517
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.07%, 10/10/23		10,072	10,147,750
CHS/Community Health Systems, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 2.25%), 4.23%, 12/31/19		215	211,763
CityCenter Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.07%, 04/18/24		945	952,249
Clark Equipment Co., Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.19%, 05/18/24		537	542,489
Clipper Acquisitions Corp., Term Loan, (LIBOR USD 3 Month + 2.00%), 3.62%, 12/13/24(c)		205	206,537
Compass Power Generation LLC, Term Loan, (LIBOR USD 6 Month + 2.25%), 5.39%, 12/13/24		375	379,455
Concentra, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 2.75%), 06/01/22(o)		573	578,014
CONSOL Energy, Inc., Term Loan:
(LIBOR USD 6 Month + 0.00%), 11/26/21(c)(o)		125	124,688
(LIBOR USD 3 Month + 6.00%), 7.47%, 10/30/22		260	264,982
Continental Building Products Operating Co. LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 2.25%), 3.82% — 3.94%, 08/18/23		1,618	1,632,622
Convergint Technologies LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.50%), 01/29/25(c)(o)		178	178,648
Core & Main LP, 1st Lien Term Loan B, (LIBOR USD 6 Month + 3.00%), 0.00%, 08/01/24		878	882,742
Cotiviti Corp., Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.20%, 09/28/23		708	713,270
CPA Global Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.02%, 10/15/24		760	760,631
CPG International, Inc., Term Loan, (LIBOR USD 3 Month + 3.75%), 5.59%, 05/05/24		598	603,589
Creative Artists Agency LLC, Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.06%, 02/15/24(c)		600	602,250
Crown Holdings, Inc., Term Loan B, 01/17/25(o)	EUR	5,250	6,586,708
CryoLife, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.69%, 11/07/24(c)	USD	630	637,875
CSC Holdings LLC, Term Loan:
(LIBOR USD 1 Month + 2.25%), 3.81%, 07/17/25		2,511	2,513,870
(LIBOR USD 6 Month + 2.50%), 01/12/26(o)		2,141	2,155,730
Culligan NewCo Ltd., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 12/13/23(o)		174	175,629
Curo Health Services Holdings, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.41%, 02/07/22		378	379,772
Cypress Semiconductor Corp., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.32%, 07/05/21		7,510	7,590,267
DaVita, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.32%, 06/24/21		449	454,308

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Dealer Tire LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.00%, 12/07/21(c)	USD	105	$106,570
Deck Chassis Acquisition, Inc., Term Loan, (LIBOR USD 1 Month + 6.00%), 7.57%, 06/15/23(c)		210	214,725
Deerfield Holdings Corp., Term Loan B, (LIBOR USD 6 Month + 3.25%), 12/01/24(o)		165	166,548
Dell International LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 3.58%, 09/07/23		19,631	19,701,565
Diplomat Pharmacy, Inc., Term Loan B, (LIBOR USD 6 Month + 4.50%), 6.07%, 12/20/24		283	285,117
DJO Finance LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.82% — 4.94%, 06/08/20		1,875	1,851,508
DTI Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 5.25%), 6.90% — 7.02%, 10/02/23		519	522,577
DTZ US Borrower LLC, Term Loan, (LIBOR USD 3 Month + 3.25%), 11/04/21(o)		247	246,485
Dynegy, Inc., Term Loan C, (LIBOR USD 1 Month + 2.75%), 4.31%, 02/07/24		1,085	1,095,832
Encapsys LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.82%, 07/05/24		360	363,150
Energy Future Intermediate Holding Co LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.56% — 4.57%, 06/30/18		5,005	5,021,967
Engility Corp., Term Loan B-1, (LIBOR USD 1 Month + 2.75%), 4.32%, 08/12/20		280	282,250
Engility Corp., Term Loan B-2, (LIBOR USD 1 Month + 3.25%), 4.82%, 08/14/23		465	468,952
Envision Healthcare Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.58%, 12/01/23		2,000	2,006,484
ESH Hospitality, Inc., Term Loan B-1, (LIBOR USD 1 Month + 2.25%), 3.82%, 08/30/23		1,371	1,382,433
Evergreen Acqco 1 LP, Term Loan, (LIBOR USD 3 Month + 3.75%), 5.38% — 5.49%, 07/09/19		65	62,291
EWT Holdings III Corp., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.00%), 12/20/24(o)		365	368,424
ExGen Renewables I LLC, Term Loan, (LIBOR USD 6 Month + 3.00%), 4.47%, 11/28/24		225	227,813
Filtration Group, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.57%, 11/23/20		1,993	2,015,876
First Data Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 3.81%, 04/26/24		4,138	4,167,396
First Data Corp., Term Loan, (LIBOR USD 1 Month + 2.25%), 3.81%, 07/08/22		1,065	1,072,083
First Data Corp., Term Loan A, (LIBOR USD 1 Month + 1.75%), 3.31%, 06/02/20		13,034	13,047,034
Flexera Software LLC, Term Loan B, (LIBOR USD 6 Month + 3.25%), 01/24/25(o)		185	186,387
FPC Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 4.00%), 5.69%, 11/19/19		385	383,799
Frontier Communications Corp., Term Loan A, (LIBOR USD 1 Month + 2.75%), 03/31/21(o)		526	520,265
Frontier Communications Corp., Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.33%, 06/15/24		130	127,371
Gardner Denver, Inc., Term Loan B:
(EURIBOR 1 Month + 3.00%), 07/30/24(o)	EUR	1,990	2,470,685
(LIBOR USD 1 Month + 2.75%), 4.44%, 07/30/24	USD	883	886,601
Gates Global LLC, Term Loan B:
(EURIBOR 1 Month + 3.25%), 04/01/24(o)	EUR	3,995	4,978,592
(LIBOR USD 3 Month + 3.00%), 4.69%, 04/01/24	USD	2,126	2,140,842

Security		Par (000)	Value
United States (continued)
Gavilan Resources LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.00%), 7.56%, 03/01/24	USD	864	$865,885
Generac Power Systems, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.69%, 05/31/23		250	251,479
GEO Group, Inc. (The), Term Loan, (LIBOR USD 3 Month + 2.25%), 3.95%, 03/22/24		753	756,161
Go Daddy Operating Co. LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.82%, 02/15/24		1,252	1,260,764
Granite Acquisition, Inc., 1st Lien Term Loan B-1, (LIBOR USD 6 Month + 3.50%), 5.19%, 12/17/21		888	901,147
Granite Acquisition, Inc., 1st Lien Term Loan C, (LIBOR USD 3 Month + 3.50%), 5.19%, 12/17/21		141	142,677
Gray Television, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.81%, 02/07/24		499	502,037
Greenhill & Co., Inc., Term Loan, (LIBOR USD 3 Month + 3.75%), 5.25% — 5.31%, 10/12/22(c)		423	426,172
Grifols Worldwide Operations USA, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 2.25%), 01/31/25(o)		1,719	1,729,665
Gruden Acquisition, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.50%), 7.19%, 08/18/22		252	254,320
GTT Communications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.88%, 01/09/24		125	125,503
GYP Holdings III Corp., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.77%, 04/01/23		746	751,375
Harbor Freight Tools USA, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.07%, 08/18/23		1,526	1,531,848
Harland Clarke Holdings Corp., Term Loan B, (LIBOR USD 3 Month + 4.75%), 6.44%, 10/30/23		335	338,843
Hayward Industries, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.07%, 08/05/24		458	461,094
HB Fuller Co., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 3.81%, 10/20/24		718	723,486
HCP Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.57%, 05/16/24		410	412,330
HD Supply, Inc., Term Loan B-3, (LIBOR USD 3 Month + 2.25%), 3.94%, 08/13/21		1,452	1,464,500
Hostess Brands LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 3.82%, 08/03/22		1,782	1,793,149
Houghton Mifflin, 1st Lien Term Loan, 4.57%, 05/28/21		264	247,577
HUB International Ltd., Term Loan B, (LIBOR USD 2 Month + 3.25%), 4.41% - 4.51%, 10/02/20		652	656,267
Hyland Software, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 4.82%, 07/01/22		562	565,681
IG Investments Holdings LLC, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.19%, 10/31/21		848	856,348
iHeartCommunications, Inc., Term Loan, (LIBOR USD 3 Month + 6.75%), 8.44%, 01/30/19		1,920	1,467,475
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.65%, 06/15/21		1,123	1,144,492
Infor US, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 4.44%, 02/01/22		1,602	1,610,191
Informatica LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.94%, 08/05/22		18,967	19,058,633
iQor US, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 5.00%), 6.69%, 04/01/21		348	347,619
IRB Holding Corp., Term Loan B, (LIBOR USD 6 Month + 3.75%), 01/17/25(o)		2,218	2,246,973

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Jaguar Holding Co. II, 1st Lien Term Loan, (LIBOR USD 3 Month + 2.75%), 4.32% — 4.44%, 08/18/22	USD	1,593	$1,604,190
Jeld-Wen, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.69%, 12/14/24		490	493,062
KAR Auction Services, Inc., Term Loan B-5, (LIBOR USD 3 Month + 2.50%), 4.25%, 03/09/23		741	747,792
KFC Holding Co., Term Loan, (LIBOR USD 1 Month + 2.00%), 3.56%, 06/16/23		9,851	9,924,567
Kingpin Intermediate Holdings LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 4.25%), 5.73%, 07/03/24(c)		498	505,584
Kronos, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 4.90%, 11/01/23		2,163	2,183,590
Lakeland Tours LLC, Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.59%, 12/06/24		308	312,353
Las Vegas Sands LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.57%, 03/29/24		1,253	1,262,371
Leslie’s Poolmart, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.75%), 5.37%, 08/16/23		745	746,241
Level 3 Parent LLC, Term Loan B, (LIBOR USD 3 Month + 2.25%), 3.70%, 02/22/24		2,509	2,519,463
Ligado Networks LLC, 1st Lien Term Loan, 0.00%, 06/15/20		2,032	1,879,860
Lumos Networks Operators, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.82%, 11/15/24		305	308,669
MA FinanceCo LLC, 1st Lien Term Loan B-3, (EURIBOR 1 Month + 3.00%), 3.00%, 06/21/24	EUR	2,000	2,484,962
MA FinanceCo LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.32%, 06/21/24	USD	91	91,346
MacDermid European Holdings BV, Term Loan, (EURIBOR 1 Month + 2.50%), 2.13%, 06/07/20	EUR	2,161	2,696,174
MacDermid, Inc., Term Loan:
(LIBOR USD 1 Month + 2.50%), 4.07%, 06/07/20	USD	937	943,630
(EURIBOR 1 Month + 2.50%), 4.57%, 06/07/23	EUR	804	809,572
McAfee Holdings LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.07%, 09/27/24	USD	32,105	32,402,789
McAfee LLC, Term Loan B, (LIBOR USD 1 Month + 8.50%), 10.07%, 09/30/25		26,687	26,820,770
Medallian Midland Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.82%, 10/30/24(c)		545	547,725
MGM Growth Properties Operating Partnership LP, Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.82%, 04/25/23		1,879	1,891,851
Michaels Stores, Inc., Term Loan B-1, (LIBOR USD 1 Month + 2.75%), 4.30% - 4.32%, 01/30/23		610	613,415
Micron Technology, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.58%, 04/26/22		17,525	17,660,520
Microsemi Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.56%, 01/15/23		5,591	5,625,885
Mission Broadcasting, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 01/17/24(o)		64	64,161
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 4.94%, 11/29/24		1,254	1,259,533
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 8.94%, 12/01/25		400	403,376
MPH Acquisition Holdings LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.69%, 06/07/23		1,545	1,555,491
National Vision, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 11/12/24(o)		273	274,492

Security		Par (000)	Value
United States (continued)
Nautilus Power LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.25%), 5.82%, 05/16/24	USD	833	$845,920
NCI Building Systems, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 01/26/25(o)		95	95,179
Nexstar Broadcasting, Inc., Term Loan B, (LIBOR USD 1 Month + 2.50%), 01/17/24(o)		507	509,522
Nielsen Finance LLC, Term Loan B-2, (EURIBOR 6 Month + 2.50%), 04/15/21(o)	EUR	1,000	1,242,332
Northwest Airlines, Inc., Term Loan, (LIBOR USD 6 Month + 1.23%), 2.68%, 09/10/18(c)	USD	92	91,752
Northwest Airlines, Inc., Term Loan 2, (LIBOR USD 6 Month + 1.23%), 2.68%, 09/10/18(c)		92	91,089
Northwest Airlines, Inc., Term Loan 5, (LIBOR USD 6 Month + 1.23%), 2.68%, 09/10/18(c)		91	90,054
nThrive, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.07%, 10/20/22		610	613,472
NVA Holdings, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.19%, 08/14/21		415	416,162
NVA Holdings, Inc., Term Loan B-3, (LIBOR USD 6 Month + 3.50%), 08/14/21(o)		29	28,868
ON Semiconductor Corp., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.57%, 03/31/23		7,364	7,414,406
Optiv Security, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 4.63%, 02/01/24		846	802,968
Optiv Security, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 8.63%, 01/31/25		250	228,542
Ortho-Clinical Diagnostics, Inc., Term Loan B, (LIBOR USD 3 Month + 3.75%), 5.44%, 06/30/21		2,501	2,522,105
Oxbow Carbon LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 12/24/22(c)(o)		138	139,380
PAREXEL International Corp., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.32%, 09/27/24		552	555,617
Party City Holdings, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.58% — 4.78%, 08/19/22		178	179,028
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 8.63%, 08/01/25		375	376,875
Peak 10 Holding Corp., Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.19%, 08/01/24		708	711,469
Petco Animal Supplies, Inc., Refinancing Term Loan B-1, (LIBOR USD 3 Month + 3.00%), 01/26/23(o)		219	165,582
PetSmart, Inc., Refinancing 1st Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.57%, 03/11/22		268	217,113
Phoenix Services LLC, Term Loan B, (LIBOR USD 3 Month + 4.50%), 01/30/25(o)		330	332,475
Pike Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.08%, 09/20/24		50	50,561
Pinnacle Foods Finance LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.56%, 02/02/24		1,866	1,881,415
Plastipak Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 2.75%), 4.45%, 10/14/24		284	287,130
PODS LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.56%, 11/21/24		1,183	1,194,913
Post Holdings, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.82%, 05/24/24		558	561,173
PQ Corp., Term Loan B:
(LIBOR USD 3 Month + 3.25%), 5.02%, 11/04/22		640	644,112
(LIBOR USD 6 Month + 3.00%), 02/08/25(o)		239	241,331
Press Ganey Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.57%, 10/23/23		480	484,773
Prestige Brands, Inc., 1st Lien Term Loan B-4, (LIBOR USD 1 Month + 2.75%), 4.32%, 01/26/24		1,316	1,327,913

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Prime Security Services Borrower LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.32%, 05/02/22	USD	10,637	$10,727,233
Project Alpha Intermediate Holding, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 04/26/24(o)		378	369,039
Quintiles IMS, Inc., Term Loan, (EURIBOR 3 Month + 2.00%), 03/07/24(o)	EUR	5,492	6,857,899
Quintiles IMS, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.69%, 03/07/24	USD	1,001	1,007,127
Rackspace Hosting, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.38%, 11/03/23		1,040	1,048,792
Radiate Holdco LLC, Term Loan 1, (LIBOR USD 1 Month + 3.00%), 4.57% — 4.64%, 02/01/24		739	741,394
Realogy Group LLC, Term Loan, (LIBOR USD 3 Month + 2.25%), 02/28/25(o)		124	124,455
Realogy Group LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.82%, 07/20/22		623	627,765
Research Now, Inc., Term Loan B, (LIBOR USD 6 Month + 5.50%), 7.13%, 12/07/24		395	388,088
Rexnord LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 3.81%, 08/21/24		986	992,911
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.32%, 02/05/23		1,751	1,763,306
Reynolds Group Issuer, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.50%), 4.32%, 02/05/23		520	529,100
Riverbed Technology, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 04/24/22(o)		100	98,823
RPI Finance Trust, Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.69%, 03/27/23		684	688,372
Sabre GLBL, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.82%, 02/22/24		9,108	9,166,203
Safe Fleet, 1st Lien Term Loan, 02/01/25(o)		375	376,991
Safe Fleet, 2nd Lien Term Loan, 02/01/26(o)		190	191,425
Sarbacane Bidco, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 01/17/25(o)		120	121,350
Scientific Games International, Inc., Term Loan B- 4, (LIBOR USD 1 Month + 3.25%), 4.82%, 08/14/24		1,503	1,510,959
Seattle Escrow Borrower, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.32%, 06/21/24		614	616,883
Securus Technologies, 1st Lien Term Loan, (LIBOR USD 6 Month + 3.25%), 6.12%, 11/01/24		538	545,555
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 03/01/21(o)		871	873,208
Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 5.75%), 7.32%, 02/28/22		850	859,562
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 11/28/21(o)		485	491,669
Serta Simmons Bedding LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.50%), 11/08/23(o)		1,028	1,005,070
Serta Simmons Bedding LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 8.00%), 11/08/24(o)		333	311,875
ServiceMaster Co. LLC (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.07%, 11/08/23		2,501	2,515,489
Signode Industrial Group US, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.32% — 4.44%, 05/01/21		600	600,551

Security		Par (000)	Value
United States (continued)
Sinclair Television Group, Inc., Term Loan, (LIBOR USD 6 Month + 2.50%), 12/12/24(o)	USD	367	$370,212
SMG Holdings, Inc., Term Loan B, (LIBOR USD 6 Month + 3.25%), 4.89%, 01/05/25		295	298,319
Solenis International LP, 2nd Lien Term Loan, (LIBOR USD 3 Month + 6.75%), 07/31/22(o)		104	100,281
Solera LLC, Term Loan B-1, (LIBOR USD 1 Month + 3.25%), 4.82%, 03/03/23		1,435	1,444,910
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.94%, 09/30/22		1,343	1,350,263
Spectrum Brands, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.40% — 3.65%, 06/23/22		1,246	1,250,835
Spin Holdco, Inc., Term Loan B-1, (LIBOR USD 1 Month + 3.75%), 5.31%, 11/14/22		956	963,491
Sprint Communications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.13%, 02/02/24		982	983,585
SS&C Technologies, Inc., Term Loan B-1, (LIBOR USD 1 Month + 2.25%), 3.82%, 07/08/22		1,202	1,208,316
StandardAero Aviation Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 5.32%, 07/07/22		150	151,043
Staples, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.49%, 09/12/24		12,681	12,609,733
Sterling Midco Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.07%, 06/19/24		1,002	1,007,494
Team HLTH, Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.32%, 02/06/24		590	578,232
Tecomet, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 4.88%, 05/01/24		435	440,168
Telenet Financing USD LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.06%, 03/27/26		1,470	1,478,011
Tempo Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.57%, 05/01/24		1,463	1,469,056
Terra-Gen Finance Co. LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.25%), 5.82%, 12/09/21		468	407,226
TIBCO Software, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.07%, 12/04/20		989	994,637
TKC Holdings, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 8.00%), 02/01/24(o)		517	520,167
TKC Holdings, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 5.91% — 6.03%, 02/01/23		1,027	1,038,794
TMK Hawk Parent Corp., Term Loan, (LIBOR USD 1 Month + 2.50%), 08/28/24(o)		657	662,742
Trans Union LLC, 1st Lien Term Loan B-3, (LIBOR USD 1 Month + 2.00%), 3.57%, 04/10/23		1,516	1,525,039
TransDigm, Inc., Term Loan, (LIBOR USD 3 Month + 2.50%), 4.57% — 4.69%, 08/22/24		2,480	2,499,645
TransDigm, Inc., Term Loan F, (LIBOR USD 3 Month + 2.75%), 06/09/23(o)		14,625	14,749,620
TriMark USA LLC, Delayed Draw Term Loan, 08/28/24(o)		30	30,609
Tronox Blocked Borrower LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.00%), 4.69%, 09/23/24		121	122,010
Tronox Finance LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.00%), 4.69%, 09/23/24		279	281,562
TruGreen LP, Term Loan, (LIBOR USD 3 Month + 2.50%), 5.54%, 04/13/23		374	378,039
Ultra Resources, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.41%, 04/12/24		405	406,519
Unitymedia Finance LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 3.81%, 09/30/25		507	508,055

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
US Foods, Inc., Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.07%, 06/27/23	USD	1,497	$1,510,840
US Security Associates Holdings, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.69%, 07/14/23		628	634,969
USI, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.69%, 05/16/24		564	565,983
USIC Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.00%, 12/08/23		374	377,018
Varsity Brands, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.07%, 12/16/24		165	166,719
Veresen Midstream LP, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.69%, 03/31/22		928	937,949
Veritas US, Inc., 1st Lien Term Loan B-1, (EURIBOR 3 Month + 4.50%), 5.50%, 01/27/23	EUR	5,205	6,510,922
Veritas US, Inc., Term Loan B-1, (LIBOR USD 3 Month + 4.50%), 6.19%, 01/27/23	USD	623	626,678
Vertiv Group Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.57%, 11/30/23		1,700	1,716,869
VICI Properties, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.81%, 12/13/24		1,907	1,920,672
Vine Oil & Gas LP, 1st Lien Term Loan B, (LIBOR USD 1 Month + 6.88%), 8.45%, 12/02/21(c)		378	377,055
Virgin Media Bristol LLC, Term Loan K, (LIBOR USD 1 Month + 2.50%), 4.06%, 01/30/26		1,790	1,799,952
Vistra Operations Co LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.06% - 4.07%, 08/04/23		910	917,003
Vistra Operations Co LLC, Term Loan C, (LIBOR USD 1 Month + 2.50%), 4.06%, 08/04/23		162	162,770
Vizient, Inc., Term Loan B, (LIBOR USD 1 Month + 4.00%), 4.32%, 02/13/23		458	462,988
Weight Watchers International, Inc., Term Loan B, (LIBOR USD 3 Month + 4.75%), 11/29/24(o)		608	614,561
WESCO Distribution, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.57%, 12/12/19(c)		57	56,938
West Corp., Term Loan, (LIBOR USD 1 Month + 4.00%), 5.57%, 10/03/24		1,084	1,095,798
Western Digital Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 3.56%, 04/29/23		9,574	9,638,943
Western Digital Corp., Term Loan A, (LIBOR USD 1 Month + 1.75%), 3.31%, 04/29/21		5,213	5,221,718
WEX, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.82%, 06/30/23		1,489	1,505,724
Wilsonart LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.95%, 12/19/23		829	835,447
Wink Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.49%, 12/02/24		602	608,773
Woodford Express LLC, 1st Lien Term Loan B, 01/27/25(o)		345	343,275
Wrangler Buyer Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.57%, 09/20/24		1,134	1,142,413
Zayo Group LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.57%, 01/19/21		976	979,718
Ziggo Secured Finance Partnership, Term Loan E, (LIBOR USD 1 Month + 2.50%), 4.06%, 04/15/25		430	429,609

			545,202,336
Virgin Islands, British — 0.0%
Nomad Foods Europe Midco Ltd., Term Loan, (LIBOR USD 3 Month + 2.25%), 05/15/24(o)		155	155,150

Total Floating Rate Loan Interests — 20.7% (Cost: $807,168,363)			815,667,435

Security		Par (000)	Value
Foreign Agency Obligations — 1.7%

Belgium — 0.0%
Belfius Bank SA, (EURIBOR 6 Month + 2.94%), 1.00%(f)(g)	EUR	200	$247,940

Brazil — 0.1%
Petrobras Global Finance BV, 8.75%, 05/23/26	USD	2,800	3,369,380

Canada — 0.0%
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		233	234,456

China — 0.6%
CDBL Funding 1:
3.00%, 04/24/23		1,070	1,031,512
3.50%, 10/24/27		920	866,229
Chang Development International Ltd., 3.63%, 01/20/20		1,500	1,481,943
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22		1,800	1,800,252
CITIC Ltd., 6.80%, 01/17/23		2,000	2,276,364
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		2,857	2,889,027
Export-Import Bank of China (The), 4.00%, 11/28/47		980	969,464
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		400	397,028
HeSteel Hong Kong Co. Ltd., 4.25%, 04/07/20		1,025	1,025,249
Huarong Finance Co. Ltd.:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.77%), 4.50%(f)(g)		660	661,633
4.75%, 04/27/27		900	902,631
Huarong Finance II Co. Ltd.:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.71%), 2.88%(f)(g)		1,500	1,428,809
4.63%, 06/03/26		772	770,622
4.88%, 11/22/26		467	473,318
Huzhou City Investment Development Group Co. Ltd., 4.88%, 12/20/20		245	248,034
Inner Mongolia High-Grade High Way Construction and Development Co. Ltd., 4.38%, 12/04/20		258	253,502
Jinan West City Investment & Development Group Co. Ltd., 3.13%, 10/11/21		600	576,887
Minmetals Bounteous Finance BVI Ltd., 4.75%, 07/30/25		1,900	1,975,934
Nanjing Yangzi State-owned Assets Investment Group Co. Ltd., 4.50%, 12/05/27		280	271,809
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24		208	225,850
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27		208	227,173
SPIC 2016 US dollar Bond Co. Ltd., 3.88%, 12/06/26		775	775,124
Wuhan State-Owned Assets Management Ltd. Co., 3.80%, 12/18/20		395	393,271

			21,921,665
France — 0.5%
Electricite de France SA:
(EUR Swap Annual 8 Year + 2.44%), 4.13%(f)(g)	EUR	2,700	3,603,599
4.63%, 04/26/30		2,000	3,192,442
NEW Areva Holding SA, 4.88%, 09/23/24		8,350	11,722,213

			18,518,254
Hong Kong — 0.1%
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25	USD	2,970	2,959,792
China Cinda Finance 2017 I Ltd., 4.40%, 03/09/27		1,300	1,283,304

			4,243,096

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
India — 0.2%
Export-Import Bank of India, 3.38%, 08/05/26	USD	202	$194,890
Greenko Dutch BV, 5.25%, 07/24/24		1,275	1,269,581
Greenko Investment Co., 4.88%, 08/16/23		1,814	1,764,264
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27		549	542,575
Indian Railway Finance Corp. Ltd., 3.84%, 12/13/27		875	864,719
NTPC Ltd., 5.63%, 07/14/21		1,100	1,185,032
Power Finance Corp. Ltd., 3.75%, 12/06/27		1,000	966,252
Rural Electrification Corp. Ltd., 3.88%, 07/07/27		418	408,524

			7,195,837
Indonesia — 0.1%
Jasa Marga Persero Tbk. PT, 7.50%, 12/11/20	IDR	5,960,000	451,391
Pertamina Persero PT:
5.63%, 05/20/43	USD	729	785,606
6.45%, 05/30/44		1,933	2,297,353
Wijaya Karya Persero Tbk. PT, 7.70%, 01/31/21	IDR	4,580,000	344,479

			3,878,829
South Korea — 0.1%
Export-Import Bank of Korea:
(LIBOR USD 3 Month + 0.93%), 2.30%, 11/01/22(f)	USD	1,700	1,709,466
3.00%, 11/01/22		1,475	1,459,490
Korea Housing Finance Corp., 3.00%, 10/31/22		1,750	1,716,825

			4,885,781
United Arab Emirates — 0.0%
Abu Dhabi National Energy Co. PJSC, 3.63%, 01/12/23		1,300	1,307,003

Venezuela — 0.0%
Petroleos de Venezuela SA(k):
6.00%, 11/15/26		4,200	961,800
9.75%, 05/17/35		1,500	380,100

			1,341,900

Total Foreign Agency Obligations — 1.7% (Cost: $63,909,192)			67,144,141

Foreign Government Obligations — 2.0%

Argentina — 0.1%
Republic of Argentina, 6.88%, 04/22/21		4,705	5,017,882

Bahrain — 0.0%
Kingdom of Bahrain, 6.75%, 09/20/29		1,225	1,208,463

Belarus — 0.1%
Republic of Belarus, 6.88%, 02/28/23		2,080	2,288,499

Croatia — 0.2%
Republic of Croatia, 3.88%, 05/30/22	EUR	6,000	8,308,502

Egypt — 0.1%
Arab Republic of Egypt, 6.13%, 01/31/22	USD	4,180	4,425,859

Hungary — 0.1%
Republic of Hungary, 5.38%, 03/25/24		4,500	5,012,190

Indonesia — 0.3%
Republic of Indonesia:
2.88%, 07/08/21	EUR	6,200	8,328,814
3.50%, 01/11/28	USD	1,800	1,774,375
4.75%, 07/18/47		1,150	1,194,264
4.35%, 01/11/48		850	840,562

			12,138,015
Ivory Coast — 0.1%
Republic of Ivory Coast, 5.75%, 12/31/32(m)		1,418	1,405,735

Security		Par (000)	Value
Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22	USD	700	$700,449

Mongolia — 0.0%
Government of Mongolia:
7.50%, 06/30/18	CNY	4,000	631,305
5.63%, 05/01/23	USD	650	663,004

			1,294,309
Oman — 0.0%
Sultanate of Oman, 5.63%, 01/17/28		1,150	1,157,970

Pakistan — 0.0%
Islamic Republic of Pakistan, 6.88%, 12/05/27		300	302,896

Russia — 0.2%
Russian Federation, 5.00%, 04/29/20		8,500	8,862,576

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 3.63%, 03/04/28		2,086	2,039,065

Serbia — 0.4%
Republic of Serbia:
5.88%, 12/03/18		7,400	7,577,600
4.88%, 02/25/20		5,700	5,882,400

			13,460,000
Sri Lanka — 0.1%
Republic of Sri Lanka:
5.75%, 01/18/22		1,200	1,242,030
6.13%, 06/03/25		1,800	1,893,814
6.85%, 11/03/25		650	710,949

			3,846,793
Ukraine — 0.1%
Republic of Ukraine, 7.75%, 09/01/21		4,200	4,571,280

United Arab Emirates — 0.1%
Government of United Arab Emirates, 4.13%, 10/11/47		2,225	2,171,822

Total Foreign Government Obligations — 2.0% (Cost: $75,161,806)			78,212,305

Non-Agency Mortgage-Backed Securities — 1.1%

Collateralized Mortgage Obligations — 0.1%
United Kingdom — 0.1%
Paragon Mortgages No. 13 plc, Series 13X, Class A2C, 1.90%, 01/15/39(a)		4,992	4,779,624

Commercial Mortgage-Backed Securities — 0.9%
United States — 0.9%
Commercial Mortgage Trust(a)(b):
Series 2014-PAT, Class E, 4.70%, 08/13/27		1,000	1,013,497
Series 2014-PAT, Class F, 3.99%, 08/13/27		2,000	1,997,895
Series 2014-PAT, Class G, 3.15%, 08/13/27		2,000	1,926,000
Core Industrial Trust(a)(b):
Series 2015-CALW, Class F, 3.85%, 02/10/34		4,620	4,529,430
Series 2015-CALW, Class G, 3.85%, 02/10/34		5,640	5,396,059
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.88%, 04/15/37		152	149,211
GAHR Commercial Mortgage Trust(a)(b):
Series 2015-NRF, Class EFX, 3.38%, 12/15/34		8,740	8,651,794
Series 2015-NRF, Class FFX, 3.38%, 12/15/34		3,650	3,596,438

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 06/10/28(a)(b)	USD	2,545	$2,521,015
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 7.16%, 09/15/28(a)(b)		5,533	5,602,912

			35,384,251
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.75%, 05/10/58(a)		21,099	2,195,820

Total Non-Agency Mortgage-Backed Securities — 1.1% (Cost: $41,532,333)			42,359,695

U.S. Treasury Obligations — 1.2%
U.S. Treasury Bonds, 3.00%, 05/15/47		29,776	30,100,512
U.S. Treasury Notes:
2.38%, 01/31/23		8,550	8,489,215
2.25%, 11/15/27		9,277	8,903,383

Total U.S. Treasury Obligations — 1.2% (Cost: $47,721,911)			47,493,110

Total Long-Term Investments — 101.6% (Cost: $3,948,949,525)			4,004,378,626

Short-Term Securities — 22.1%

Borrowed Bond Agreements — 21.0%(p)
Barclays Bank PLC, (1.50)%, Open (Purchased on 01/26/18 to be repurchased at GBP 107,775, collateralized by William Hill plc, 4.88%, due at 09/07/23, par and fair value of GBP 100,000 and $149,794, respectively)(q)	GBP	108	153,062
Barclays Bank PLC, (1.00)%, Open (Purchased on 11/28/17 to be repurchased at EUR 5,043,196, collateralized by Danone SA, 1.21%, due at 11/03/28, par and fair value of EUR 5,000,000 and $6,141,004, respectively)(q)	EUR	5,052	6,272,705
Barclays Bank PLC, (1.00)%, Open (Purchased on 11/28/17 to be repurchased at EUR 5,264,139, collateralized by Anheuser-Busch InBev SA, 2.70%, due at 03/31/26, par and fair value of EUR 4,540,000 and $6,283,385, respectively)(q)		5,274	6,547,514
Barclays Bank PLC, (0.95)%, Open (Purchased on 10/20/17 to be repurchased at EUR 1,620,389, collateralized by Dufry One BV, 2.50%, due at 10/15/24, par and fair value of EUR 1,600,000 and $2,027,694, respectively)(q)		1,625	2,017,330
Barclays Bank PLC, (0.95)%, Open (Purchased on 10/19/17 to be repurchased at EUR 1,316,272, collateralized by Dufry One BV, 2.50%, due at 10/15/24, par and fair value of EUR 1,300,000 and $1,647,500, respectively)(q)		1,320	1,638,758
Barclays Bank PLC, (0.95)%, Open (Purchased on 10/19/17 to be repurchased at EUR 1,924,824, collateralized by Dufry One BV, 2.50%, due at 10/15/24, par and fair value of EUR 1,900,000 and $2,407,886, respectively)(q)		1,930	2,396,405
Barclays Bank PLC, (0.70)%, Open (Purchased on 02/06/17 to be repurchased at EUR 9,589,877, collateralized by Kingdom of Spain, 5.40%, due at 01/31/23, par and fair value of EUR 7,600,000 and $11,745,093, respectively)(q)		9,650	11,980,927

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
Barclays Bank PLC, (0.25)%, Open (Purchased on 10/18/17 to be repurchased at USD 2,708,505, collateralized by Bank of Communications Co. Ltd., 5.00%(g), par and fair value of USD 2,600,000 and $2,633,280, respectively)(q)	USD	2,711	$2,710,500
Barclays Bank PLC, 0.00%, Open (Purchased on 01/31/18 to be repurchased at EUR 957,271, collateralized by Wind Tre SpA, 2.75%, due at 01/20/24, par and fair value of EUR 1,000,000 and $1,180,739, respectively)(q)	EUR	957	1,188,500
Barclays Bank PLC, 0.00%, Open (Purchased on 01/31/18 to be repurchased at GBP 4,589,351, collateralized by United Kingdom of Great Britain and Northern Ireland, 3.50%, due at 07/22/68, par and fair value of GBP 2,870,000 and $6,520,407, respectively)(q)	GBP	4,589	6,516,189
Barclays Bank PLC, 0.90%, Open (Purchased on 10/31/17 to be repurchased at USD 4,797,793, collateralized by Deutsche Bank AG, 6.25%(g), par and fair value of USD 4,600,000 and $4,604,600, respectively)(q)	USD	4,790	4,789,750
Barclays Capital, Inc., 1.40%, 02/01/18 (Purchased on 01/31/18 to be repurchased at USD 46,073,442, collateralized by U.S. Treasury Notes, 2.00%, due at 11/30/22, par and fair value of USD 46,952,000 and $45,844,226, respectively)		46,072	46,071,650
Barclays Capital, Inc., (1.00)%, Open (Purchased on 11/16/17 to be repurchased at USD 873,627, collateralized by Rackspace Hosting, Inc., 8.63%, due at 11/15/24, par and fair value of USD 850,000 and $904,187, respectively)(q)		876	875,500
Barclays Capital, Inc., 1.00%, Open (Purchased on 08/10/17 to be repurchased at USD 5,231,070, collateralized by Intel Corp., 4.10%, due at 05/11/47, par and fair value of USD 5,000,000 and $5,294,592, respectively)(q)		5,213	5,212,500
Barclays Capital, Inc., 1.00%, Open (Purchased on 12/28/17 to be repurchased at USD 16,853,870, collateralized by Exxon Mobil Corp., 4.11%, due at 03/01/46, par and fair value of USD 15,000,000 and $16,219,253, respectively)(q)		16,838	16,837,500
Barclays Capital, Inc., 1.00%, Open (Purchased on 01/19/18 to be repurchased at USD 9,953,593, collateralized by Apple, Inc., 3.75%, due at 11/13/47, par and fair value of USD 10,000,000 and $9,932,615, respectively)(q)		9,950	9,950,000
Barclays Capital, Inc., 1.00%, Open (Purchased on 07/07/17 to be repurchased at USD 22,872,268, collateralized by Citigroup, Inc., 0.75%(g), par and fair value of USD 20,000,000 and $21,750,000, respectively)(q)		22,775	22,775,000
Barclays Capital, Inc., 1.00%, Open (Purchased on 12/08/17 to be repurchased at USD 1,594,325, collateralized by Level 3 Financing, Inc., 5.25%, due at 03/15/26, par and fair value of USD 1,625,000 and $1,594,531, respectively)(q)		1,593	1,592,500
Barclays Capital, Inc., 1.00%, Open (Purchased on 12/22/17 to be repurchased at USD 1,703,813, collateralized by DISH DBS Corp., 5.88%, due at 11/15/24, par and fair value of USD 1,750,000 and $1,659,218, respectively)(q)		1,702	1,701,875

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
Barclays Capital, Inc., 1.00%, Open (Purchased on 07/07/17 to be repurchased at USD 22,947,588, collateralized by Bank of America Corp., 6.30%(g), par and fair value of USD 20,000,000 and $22,400,000, respectively)(q)	USD	22,850	$22,850,000
BNP Paribas SA, (2.87)%, Open (Purchased on 01/30/18 to be repurchased at EUR 322,673, collateralized by NEW Areva Holding SA, 4.38%, due at 11/06/19, par and fair value of EUR 300,000 and $397,071, respectively)(q)	EUR	323	400,679
BNP Paribas SA, (1.95)%, Open (Purchased on 01/30/18 to be repurchased at EUR 1,048,493, collateralized by Wind Tre SpA, 2.75%, due at 01/20/24, par and fair value of EUR 1,100,000 and $1,298,813, respectively)(q)		1,049	1,301,897
BNP Paribas SA, (1.95)%, Open (Purchased on 01/10/18 to be repurchased at EUR 1,661,058, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 1,600,000 and $1,946,035, respectively)(q)		1,663	2,064,747
BNP Paribas SA, (1.60)%, Open (Purchased on 01/04/18 to be repurchased at EUR 948,948, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 900,000 and $1,094,645, respectively)(q)		950	1,179,634
BNP Paribas SA, (1.60)%, Open (Purchased on 01/05/18 to be repurchased at EUR 1,153,614, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 1,100,000 and $1,337,899, respectively)(q)		1,155	1,433,990
BNP Paribas SA, (1.60)%, Open (Purchased on 01/04/18 to be repurchased at EUR 1,261,069, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 1,200,000 and $1,459,526, respectively)(q)		1,263	1,567,631
BNP Paribas SA, (1.60)%, Open (Purchased on 01/10/18 to be repurchased at EUR 2,292,796, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 2,200,000 and $2,675,799, respectively)(q)		2,295	2,849,407
BNP Paribas SA, (1.60)%, Open (Purchased on 12/13/17 to be repurchased at EUR 1,034,719, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 1,000,000 and $1,216,272, respectively)(q)		1,036	1,286,800
BNP Paribas SA, 0.00%, Open (Purchased on 01/31/18 to be repurchased at EUR 478,650, collateralized by Wind Tre SpA, 2.75%, due at 01/20/24, par and fair value of EUR 500,000 and $590,370, respectively)(q)		479	594,268
BNP Paribas SA, 0.90%, Open (Purchased on 08/24/17 to be repurchased at USD 9,116,424, collateralized by Cisco Systems, Inc., 5.50%, due at 01/15/40, par and fair value of USD 7,200,000 and $9,264,961, respectively)(q)	USD	9,090	9,090,000
BNP Paribas SA, 0.90%, Open (Purchased on 12/12/17 to be repurchased at USD 2,909,677, collateralized by DISH DBS Corp., 5.88%, due at 11/15/24, par and fair value of USD 2,925,000 and $2,773,266, respectively)(q)		2,907	2,907,000
BNP Paribas SA, 1.36%, Open (Purchased on 01/12/18 to be repurchased at USD 6,662,262, collateralized by U.S. Treasury Notes, 1.38%, due at 09/15/20, par and fair value of USD 6,725,000 and $6,575,526, respectively)(q)		6,658	6,657,750

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets Holdings, Inc., (1.00)%, Open (Purchased on 11/28/17 to be repurchased at EUR 5,210,994, collateralized by AstraZeneca plc, 1.25%, due at 05/12/28, par and fair value of EUR 5,010,000 and $6,226,834, respectively)(q)	EUR	5,220	$6,481,412
Citigroup Global Markets, Inc., (0.25)%, Open (Purchased on 11/09/17 to be repurchased at USD 6,576,584, collateralized by Rackspace Hosting, Inc., 8.63%, due at 11/15/24, par and fair value of USD 6,100,000 and $6,488,875, respectively)(q)	USD	6,573	6,572,750
Citigroup Global Markets, Inc., 0.00%, Open (Purchased on 01/31/18 to be repurchased at USD 15,168,750, collateralized by Celgene Corp., 4.35%, due at 11/15/47, par and fair value of USD 15,000,000 and $15,140,120, respectively)(q)		15,169	15,168,750
Citigroup Global Markets, Inc., 0.50%, Open (Purchased on 12/19/17 to be repurchased at USD 3,687,201, collateralized by Ally Financial, Inc., 5.13%, due at 09/30/24, par and fair value of USD 3,350,000 and $3,530,062, respectively)(q)		3,685	3,685,000
Citigroup Global Markets, Inc., 1.00%, Open (Purchased on 06/29/17 to be repurchased at USD 448,295, collateralized by Kennametal, Inc., 3.88%, due at 02/15/22, par and fair value of USD 437,000 and $439,578, respectively)(q)		446	446,286
Citigroup Global Markets, Inc., 1.10%, Open (Purchased on 11/17/17 to be repurchased at USD 5,152,792, collateralized by Level 3 Financing, Inc., 5.38%, due at 05/01/25, par and fair value of USD 5,150,000 and $5,129,400, respectively)(q)		5,144	5,143,563
Citigroup Global Markets, Inc., 1.10%, Open (Purchased on 04/28/17 to be repurchased at USD 10,074,383, collateralized by Zimmer Biomet Holdings, Inc., 3.55%, due at 04/01/25, par and fair value of USD 10,000,000 and $9,841,294, respectively)(q)		10,013	10,012,500
Citigroup Global Markets, Inc., 1.10%, Open (Purchased on 01/19/18 to be repurchased at USD 10,391,626, collateralized by Oracle Corp., 4.00%, due at 11/15/47, par and fair value of USD 10,000,000 and $10,267,602, respectively)(q)		10,388	10,387,500
Citigroup Global Markets, Inc., 1.10%, Open (Purchased on 08/10/17 to be repurchased at USD 5,202,169, collateralized by Intel Corp., 4.10%, due at 05/11/47, par and fair value of USD 5,000,000 and $5,294,592, respectively)(q)		5,181	5,181,250
Credit Suisse AG, 1.25%, 02/01/18 (Purchased on 01/31/18 to be repurchased at USD 16,618,077, collateralized by U.S. Treasury Notes, 2.25%, due at 12/31/24, par and fair value of USD 17,000,000 and $16,560,390, respectively)		16,618	16,617,500
Credit Suisse AG, 1.30%, 02/01/18 (Purchased on 01/31/18 to be repurchased at USD 34,654,360, collateralized by U.S. Treasury Notes, 1.88%, due at 12/15/20, par and fair value of USD 34,959,000 and $34,560,249, respectively)		34,653	34,653,109
Credit Suisse Securities USA LLC, (0.25)%, Open (Purchased on 06/15/17 to be repurchased at USD 24,818,044, collateralized by Philip Morris International, Inc., 2.75%, due at 02/25/26, par and fair value of USD 25,000,000 and $23,971,241, respectively)(q)		24,844	24,843,750

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
Credit Suisse Securities USA LLC, 0.75%, Open (Purchased on 08/15/17 to be repurchased at USD 5,454,360, collateralized by International Business Machines Corp., 4.70%, due at 02/19/46, par and fair value of USD 4,805,000 and $5,552,858, respectively)(q)	USD	5,442	$5,441,662
Credit Suisse Securities USA LLC, 1.05%, Open (Purchased on 11/10/17 to be repurchased at USD 1,795,493, collateralized by Level 3 Financing, Inc., 5.25%, due at 03/15/26, par and fair value of USD 1,850,000 and $1,815,313, respectively)(q)		1,792	1,792,188
Credit Suisse Securities USA LLC, 1.05%, Open (Purchased on 07/21/17 to be repurchased at USD 22,384,395, collateralized by Wells Fargo & Co., 5.88%(g), par and fair value of USD 20,000,000 and $21,754,000, respectively)(q)		22,275	22,275,000
Deutsche Bank AG, (0.60)%, Open (Purchased on 01/31/17 to be repurchased at EUR 9,801,462, collateralized by Kingdom of Spain, 5.40%, due at 01/31/23, par and fair value of EUR 7,600,000 and $11,745,093, respectively)(q)	EUR	9,861	12,243,281
Deutsche Bank Securities, Inc., 1.15%, 02/01/18 (Purchased on 01/31/18 to be repurchased at USD 54,533,993, collateralized by U.S. Treasury Notes, 2.25%, due at 11/15/27, par and fair value of USD 56,437,000 and $54,164,088, respectively)	USD	54,532	54,532,251
Deutsche Bank Securities, Inc., 1.35%, 02/01/18 (Purchased on 01/31/18 to be repurchased at USD 41,450,619, collateralized by U.S. Treasury Notes, 2.13%, due at 11/30/24, par and fair value of USD 42,676,000 and $41,254,023, respectively)		41,449	41,449,065
JP Morgan Securities LLC, 1.25%, 02/01/18 (Purchased on 01/31/18 to be repurchased at USD 31,868,812, collateralized by U.S. Treasury Notes, 2.13%, due at 12/31/22, par and fair value of USD 32,353,000 and $31,750,173, respectively)		31,868	31,867,705
JP Morgan Securities LLC, (2.10)%, Open (Purchased on 01/18/18 to be repurchased at GBP 164,400, collateralized by Boparan Finance plc, 5.25%, due at 07/15/19, par and fair value of GBP 160,000 and $226,324, respectively)(q)	GBP	165	233,614
JP Morgan Securities LLC, (2.10)%, Open (Purchased on 10/02/17 to be repurchased at GBP 3,683,216, collateralized by Boparan Finance plc, 5.25%, due at 07/15/19, par and fair value of GBP 3,750,000 and $5,304,471, respectively)(q)		3,713	5,271,597
JP Morgan Securities LLC, (2.00)%, Open (Purchased on 11/28/17 to be repurchased at EUR 3,217,918, collateralized by NEW Areva Holding SA, 4.38%, due at 11/06/19, par and fair value of EUR 3,000,000 and $3,970,708, respectively)(q)	EUR	3,230	4,009,685
JP Morgan Securities LLC, (1.70)%, Open (Purchased on 01/30/18 to be repurchased at EUR 575,525, collateralized by Wind Tre SpA, 2.75%, due at 01/20/24, par and fair value of EUR 600,000 and $708,443, respectively)(q)		576	714,610
JP Morgan Securities LLC, (1.70)%, Open (Purchased on 01/18/18 to be repurchased at EUR 1,463,199, collateralized by Wind Tre SpA, 2.75%, due at 01/20/24, par and fair value of EUR 1,500,000 and $1,771,108, respectively)(q)		1,464	1,817,836

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
JP Morgan Securities LLC, (1.35)%, Open (Purchased on 12/14/17 to be repurchased at EUR 2,960,578, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 2,880,000 and $3,502,863, respectively)(q)	EUR	2,966	$3,682,472
JP Morgan Securities LLC, (1.35)%, Open (Purchased on 12/14/17 to be repurchased at EUR 924,638, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 900,000 and $1,094,645, respectively)(q)		926	1,150,097
JP Morgan Securities LLC, (1.21)%, Open (Purchased on 01/26/18 to be repurchased at GBP 2,698,273, collateralized by William Hill plc, 4.88%, due at 09/07/23, par and fair value of GBP 2,500,000 and $3,744,854, respectively)(q)	GBP	2,699	3,831,916
JP Morgan Securities LLC, (1.15)%, Open (Purchased on 01/05/18 to be repurchased at EUR 2,090,413, collateralized by SFR Group SA, 5.38%, due at 05/15/22, par and fair value of EUR 1,975,000 and $2,505,953, respectively)(q)	EUR	2,092	2,597,593
JP Morgan Securities LLC, (1.10)%, Open (Purchased on 11/28/17 to be repurchased at EUR 719,246, collateralized by Syngenta Finance NV, 1.88%, due at 11/02/21, par and fair value of EUR 700,000 and $890,204, respectively)(q)		721	894,756
JP Morgan Securities LLC, (1.00)%, Open (Purchased on 01/24/18 to be repurchased at GBP 2,773,296, collateralized by Garfunkelux Holdco 3 SA, 8.50%, due at 11/01/22, par and fair value of GBP 2,600,000 and $3,842,597, respectively)(q)	GBP	2,774	3,938,540
JP Morgan Securities LLC, (1.00)%, Open (Purchased on 11/13/17 to be repurchased at EUR 2,329,361, collateralized by Wind Tre SpA, 2.63%, due at 01/20/23, par and fair value of EUR 2,350,000 and $2,713,407, respectively)(q)	EUR	2,335	2,898,459
JP Morgan Securities LLC, (1.00)%, Open (Purchased on 09/29/17 to be repurchased at EUR 5,513,504, collateralized by TDC A/S, 3.75%, due at 03/02/22, par and fair value of EUR 4,800,000 and $6,677,624, respectively)(q)		5,533	6,869,142
JP Morgan Securities LLC, (0.85)%, Open (Purchased on 11/28/17 to be repurchased at EUR 2,345,301, collateralized by Novartis Finance SA, 1.13%, due at 09/30/27, par and fair value of EUR 2,270,000 and $2,854,934, respectively)(q)		2,349	2,916,284
JP Morgan Securities LLC, (0.85)%, Open (Purchased on 11/28/17 to be repurchased at EUR 2,418,081, collateralized by Bayer Capital Corp. BV, 1.25%, due at 11/13/23, par and fair value of EUR 2,280,000 and $2,942,803, respectively)(q)		2,422	3,006,783
JP Morgan Securities LLC, (0.85)%, Open (Purchased on 11/28/17 to be repurchased at EUR 6,141,204, collateralized by Siemens Financieringsmaatschappij NV, 2.88%, due at 03/10/28, par and fair value of EUR 5,010,000 and $7,252,738, respectively)(q)		6,151	7,636,331
JP Morgan Securities LLC, (0.85)%, Open (Purchased on 11/28/17 to be repurchased at EUR 2,357,545, collateralized by Air Liquide Finance SA, 1.00%, due at 03/08/27, par and fair value of EUR 2,300,000 and $2,854,525, respectively)(q)		2,361	2,931,509

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
JP Morgan Securities LLC, (0.85)%, Open (Purchased on 01/09/18 to be repurchased at EUR 5,466,816, collateralized by Telecom Italia SpA, 2.50%, due at 07/19/23, par and fair value of EUR 5,070,000 and $6,634,142, respectively)(q)	EUR	5,470	$6,791,013
JP Morgan Securities LLC, 0.25%, Open (Purchased on 01/08/18 to be repurchased at USD 2,705,673, collateralized by Industrial & Commercial Bank of China Ltd., 6.00% (g), par and fair value of USD 2,600,000 and $2,689,414, respectively)(q)	USD	2,705	2,705,222
Merrill Lynch, Pierce, Fenner & Smith Inc., 1.38%, 02/01/18 (Purchased on 01/31/18 to be repurchased at USD 62,446,132, collateralized by U.S. Treasury Bonds, 2.75%, due at 08/15/47, par and fair value of USD 64,209,500 and $61,736,431, respectively)		62,444	62,443,739
MUFG Securities Americas, Inc., 0.95%, Open (Purchased on 08/16/17 to be repurchased at USD 15,573,248, collateralized by Walt Disney Co. (The), 4.13%, due at 06/01/44, par and fair value of USD 15,000,000 and $15,976,767, respectively)(q)		15,509	15,508,500
MUFG Securities Americas, Inc., 1.15%, Open (Purchased on 08/21/17 to be repurchased at USD 15,004,266, collateralized by Comcast Corp., 4.00%, due at 08/15/47, par and fair value of USD 15,000,000 and $15,145,631, respectively)(q)		14,943	14,943,000
MUFG Securities Americas, Inc., 1.15%, Open (Purchased on 09/18/17 to be repurchased at USD 16,200,816, collateralized by Cisco Systems, Inc., 5.50%, due at 01/15/40, par and fair value of USD 12,800,000 and $16,471,043, respectively)(q)		16,146	16,145,920
Nomura Securities International, Inc., 1.39%, Open (Purchased on 12/14/17 to be repurchased at USD 11,092,608, collateralized by U.S. Treasury Notes, 2.13%, due at 11/30/24, par and fair value of USD 11,170,000 and $10,797,812, respectively)(q)		11,072	11,072,263
RBC Capital Markets, LLC, 0.00%, Open (Purchased on 01/31/18 to be repurchased at USD 22,300,000, collateralized by CVS Health Corp., 5.13%, due at 07/20/45, par and fair value of USD 10,000,000 and $11,178,323, respectively)(q)		22,300	22,300,000
RBC Capital Markets, LLC, 0.10%, Open (Purchased on 12/14/17 to be repurchased at USD 11,592,100, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due at 10/01/26, par and fair value of USD 13,725,000 and $11,403,866, respectively)(q)		11,598	11,597,625
RBC Capital Markets, LLC, 0.25%, Open (Purchased on 01/12/18 to be repurchased at USD 6,891,391, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 4.10%, due at 10/01/46, par and fair value of USD 8,750,000 and $6,663,675, respectively)(q)		6,891	6,890,625
RBC Capital Markets, LLC, 0.90%, Open (Purchased on 01/24/18 to be repurchased at USD 4,956,367, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 2.20%, due at 07/21/21, par and fair value of USD 5,300,000 and $4,938,910, respectively)(q)		4,956	4,955,500

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
RBC Capital Markets, LLC, 1.10%, Open (Purchased on 12/21/17 to be repurchased at USD 3,197,000, collateralized by PetSmart, Inc., 7.13%, due at 03/15/23, par and fair value of USD 5,150,000 and $3,238,063, respectively)(q)	USD	3,193	$3,193,000
RBC Capital Markets, LLC, 1.15%, Open (Purchased on 04/13/17 to be repurchased at USD 6,999,738, collateralized by ERAC USA Finance LLC, 3.80%, due at 11/01/25, par and fair value of USD 6,750,000 and $6,837,332, respectively)(q)		6,953	6,952,500
RBC Capital Markets, LLC, 1.15%, Open (Purchased on 12/20/17 to be repurchased at USD 596,800, collateralized by PetSmart, Inc., 5.88%, due at 06/01/25, par and fair value of USD 800,000 and $616,000, respectively)(q)		596	596,000
RBC Capital Markets, LLC, 1.15%, Open (Purchased on 08/10/17 to be repurchased at USD 5,222,230, collateralized by Intel Corp., 4.10%, due at 05/11/47, par and fair value of USD 5,000,000 and $5,294,592, respectively)(q)		5,200	5,200,000
RBC Capital Markets, LLC, 1.15%, Open (Purchased on 11/03/17 to be repurchased at USD 7,923,012, collateralized by Netflix, Inc., 4.38%, due at 11/15/26, par and fair value of USD 7,850,000 and $7,670,942, respectively)(q)		7,905	7,905,226
RBC Capital Markets, LLC, 1.15%, Open (Purchased on 06/09/17 to be repurchased at USD 19,801,770, collateralized by Dell International LLC/EMC Corp., 8.35%, due at 07/15/46, par and fair value of USD 15,000,000 and $19,684,817, respectively)(q)		19,688	19,687,500
RBC Capital Markets, LLC, 1.15%, Open (Purchased on 12/11/17 to be repurchased at USD 3,837,482, collateralized by Sprint Corp., 7.88%, due at 09/15/23, par and fair value of USD 3,500,000 and $3,707,095, respectively)(q)		3,833	3,832,500
RBC Capital Markets, LLC, 1.15%, Open (Purchased on 11/16/17 to be repurchased at USD 14,186,507, collateralized by Allergan Funding SCS, 3.80%, due at 03/15/25, par and fair value of USD 13,950,000 and $14,006,636, respectively)(q)		14,159	14,159,250
RBC Capital Markets, LLC, 1.15%, Open (Purchased on 01/30/18 to be repurchased at USD 3,511,777, collateralized by United Rentals North America, Inc., 5.88%, due at 09/15/26, par and fair value of USD 3,207,000 and $3,435,499, respectively)(q)		3,512	3,511,665
RBC Capital Markets, LLC, 1.15%, Open (Purchased on 01/19/18 to be repurchased at USD 11,125,000, collateralized by CVS Health Corp., 5.13%, due at 07/20/45, par and fair value of USD 10,000,000 and $11,178,323, respectively)(q)		11,125	11,125,000
RBC Capital Markets, LLC, 1.15%, Open (Purchased on 08/01/17 to be repurchased at USD 6,747,813, collateralized by Seagate HDD Cayman, 4.75%, due at 01/01/25, par and fair value of USD 6,925,000 and $6,879,466, respectively)(q)		6,717	6,717,250

Total Borrowed Bond Agreements — 21.0% (Cost: $819,624,060)			826,841,012

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Shares	Value
Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.21%(r)(t)	USD	41,421,987	$41,421,987

Total Money Market Funds — 1.1% (Cost: $41,421,987)			41,421,987

Total Short-Term Securities — 22.1% (Cost: $861,046,047)			868,262,999

Total Options Purchased — 0.1% (Cost: $8,669,067)			7,367,651

Total Investments Before Borrowed Bonds and Investments Sold Short — 123.8% (Cost: $4,818,664,639)			4,880,009,276

	Par (000)
Borrowed Bonds — (20.4)%

Corporate Bond — (11.8)%
Belgium — (0.1)%
Anheuser-Busch InBev SA, 2.70%, 03/31/26(s)	EUR	4,540	(6,283,385)

China — (0.1)%
Bank of Communications Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.34%), 5.00%(f)(g)(s)	USD	2,600	(2,633,280)

Denmark — (0.2)%
TDC A/S, 3.75%, 03/02/22(s)	EUR	4,800	(6,677,624)

France — (0.4)%(s)
Air Liquide Finance SA, 1.00%, 03/08/27		2,300	(2,854,525)
Danone SA, 1.21%, 11/03/28		5,000	(6,141,004)
NEW Areva Holding SA, 4.38%, 11/06/19		3,300	(4,367,779)
SFR Group SA, 5.38%, 05/15/22		1,975	(2,505,953)

			(15,869,261)
Germany — (0.4)%(s)
Bayer Capital Corp. BV, 1.25%, 11/13/23		2,280	(2,942,803)
Deutsche Bank AG, (USD Swap Semi 5 Year + 4.36%), 6.25%(f)(g)	USD	4,600	(4,604,600)
Siemens Financieringsmaatschappij NV, 2.88%, 03/10/28	EUR	5,010	(7,252,738)

			(14,800,141)
Israel — (0.6)%
Teva Pharmaceutical Finance Netherlands III BV(s):
2.20%, 07/21/21	USD	5,300	(4,938,910)
3.15%, 10/01/26		13,725	(11,403,866)
4.10%, 10/01/46		8,750	(6,663,675)

			(23,006,451)
Italy — (0.4)%(s)
Telecom Italia SpA, 2.50%, 07/19/23	EUR	5,070	(6,634,142)
Wind Tre SpA: 2.63%, 01/20/23		2,350	(2,713,407)
(EURIBOR 3 Month + 2.75%, 2.75% Floor), 2.75%, 01/20/24(d)(f)		4,700	(5,549,473)

			(14,897,022)
Luxembourg — (0.4)%(s)
Altice Luxembourg SA, 7.25%, 05/15/22(d)		11,780	(14,327,684)
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	2,600	(3,842,597)

			(18,170,281)
Switzerland — (0.2)%(s)
Dufry One BV, 2.50%, 10/15/24	EUR	4,800	(6,083,080)
Novartis Finance SA, 1.13%, 09/30/27		2,270	(2,854,934)

Security		Par (000)	Value
Switzerland (continued)
Syngenta Finance NV, 1.88%, 11/02/21	EUR	700	$(890,204)

			(9,828,218)
United Kingdom — (0.4)%(s)
AstraZeneca plc, 1.25%, 05/12/28		5,010	(6,226,834)
Boparan Finance plc, 5.25%, 07/15/19	GBP	3,910	(5,530,795)
William Hill plc, 4.88%, 09/07/23		2,600	(3,894,648)

			(15,652,277)
United States — (8.6)%
Allergan Funding SCS, 3.80%, 03/15/25(s)	USD	13,950	(14,006,636)
Ally Financial, Inc., 5.13%, 09/30/24(s)		3,350	(3,530,062)
Apple, Inc., 3.75%, 11/13/47(s)		10,000	(9,932,615)
Bank of America Corp., Series DD, (LIBOR USD 3 Month + 4.55%), 6.30%(f)(g)(s)		20,000	(22,400,000)
Celgene Corp., 4.35%, 11/15/47(s)		15,000	(15,140,120)
Cisco Systems, Inc., 5.50%, 01/15/40(s)		20,000	(25,736,004)
Citigroup Global Markets, Inc., Series T, (LIBOR USD 3 Month + 4.52%), 0.75%(f)(g)(s)		20,000	(21,750,000)
Comcast Corp., 4.00%, 08/15/47(s)		15,000	(15,145,631)
CVS Health Corp., 5.13%, 07/20/45(s)		20,000	(22,356,646)
Dell International LLC/EMC Corp., 8.35%, 07/15/46(s)		15,000	(19,684,817)
DISH DBS Corp., 5.88%, 11/15/24		4,675	(4,432,484)
ERAC USA Finance LLC, 3.80%, 11/01/25(s)		6,750	(6,837,332)
Exxon Mobil Corp., 4.11%, 03/01/46(s)		15,000	(16,219,253)
Intel Corp., 4.10%, 05/11/47(s)		15,000	(15,883,776)
International Business Machines Corp., 4.70%, 02/19/46(s)		4,805	(5,552,858)
Kennametal, Inc., 3.88%, 02/15/22(s)		437	(439,578)
Level 3 Financing, Inc.:
5.25%, 03/15/26		3,475	(3,409,844)
5.38%, 05/01/25(s)		5,150	(5,129,400)
Netflix, Inc., 4.38%, 11/15/26(d)(s)		7,850	(7,670,942)
Oracle Corp., 4.00%, 11/15/47(s)		10,000	(10,267,602)
PetSmart, Inc.(s):
5.88%, 06/01/25(d)		800	(616,000)
7.13%, 03/15/23		5,150	(3,238,063)
Philip Morris International, Inc., 2.75%, 02/25/26(s)		25,000	(23,971,241)
Rackspace Hosting, Inc., 8.63%, 11/15/24(s)		6,950	(7,393,062)
Seagate HDD Cayman, 4.75%, 01/01/25(s)		6,925	(6,879,466)
Sprint Corp., 7.88%, 09/15/23(s)		3,500	(3,707,095)
Walt Disney Co. (The), 4.13%, 06/01/44(s)		15,000	(15,976,767)
Wells Fargo & Co., Series U, (LIBOR USD 3 Month + 3.99%), 5.88%(f)(g)(s)		20,000	(21,754,000)
Zimmer Biomet Holdings, Inc., 3.55%, 04/01/25(s)		10,000	(9,841,294)

			(338,902,588)

Total Corporate Bond — (11.8)% (Proceeds: $465,306,809)			(466,720,528)

Foreign Agency Obligations — (0.1)%
China — (0.1)%
Industrial & Commercial Bank of China Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 6.00%(f)(g)(s)		2,600	(2,689,414)

Total Foreign Agency Obligations — (0.1)% (Proceeds: $2,611,140)			(2,689,414)

Foreign Government Obligations — (0.8)%
Spain — (0.6)%
Kingdom of Spain, 5.40%, 01/31/23(s)	EUR	15,200	(23,490,186)

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United Kingdom — (0.2)%
United Kingdom of Great Britain and Northern Ireland, 3.50%, 07/22/68(s)	GBP	2,870	$(6,520,407)

Total Foreign Government Obligations — (0.8)% (Proceeds: $26,578,127)			(30,010,593)

U.S. Treasury Obligation — (7.7)%
United States — (7.7)%(s)
U.S. Treasury Bonds, 2.75%, 08/15/47	USD	64,210	(61,736,432)
U.S. Treasury Notes:
1.38%, 09/15/20		6,725	(6,575,526)
1.88%, 12/15/20		34,959	(34,560,249)
2.00%, 11/30/22		46,952	(45,844,226)
2.13%, 12/31/22 — 11/30/24		86,199	(83,802,008)
2.25%, 11/15/27		56,437	(54,164,088)
2.25%, 12/31/24		17,000	(16,560,390)

			(303,242,919)

Total U.S. Treasury Obligation — (7.7)% (Proceeds: $307,056,975)			(303,242,919)

Total Borrowed Bonds — (20.4)% (Proceeds: $801,553,051)			(802,663,454)

	Shares
Investments Sold Short — (0.5)%

Common Stocks — (0.1)%
United States — (0.1)%
Simon Property Group, Inc.		5,000	(816,850)
Thermo Fisher Scientific, Inc.(d)		2,000	(448,220)
Uniti Group, Inc.(d)		25,000	(395,750)

			(1,660,820)

Total Common Stocks — (0.1)% (Proceeds: $1,541,613)			(1,660,820)

	Par (000)
Corporate Bonds — (0.1)%

United States — (0.1)%
Broadcom Corp., 3.88%, 01/15/27		4,000	(3,892,676)

Total Corporate Bonds — (0.1)% (Proceeds: $3,905,650)			(3,892,676)

	Shares
Investment Companies — (0.2)%
iShares iBoxx $ High Yield Corporate Bond ETF(t)		80,000	(6,984,000)
VanEck Vectors Semiconductor ETF		20,000	(2,130,200)

			(9,114,200)

Total Investment Companies — (0.2)% (Proceeds: $9,116,897)			(9,114,200)

Security	Shares	Value
U.S. Treasury Obligations — (0.1)%
U.S. Treasury Bonds, 2.75%, 08/15/47(s)	5,580	$(5,365,083)

Total U.S. Treasury Obligations — (0.1)% (Proceeds: $5,487,887)		(5,365,083)

Total Investments Sold Short — (0.5)% (Proceeds: $20,052,047)		(20,032,779)

Total Investments Net of Borrowed Bonds and Investments Sold Short — 102.9% (Cost: $3,997,059,541)		4,057,313,043

Liabilities in Excess of Other Assets — (2.9)%		(114,434,571)

Net Assets — 100.0%		$3,942,878,472

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security with no stated maturity date.
(h)	Convertible security.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Zero-coupon bond.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(m)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(n)	Variable rate security. Rate shown is the rate in effect as of period end.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(q)	The amount to be repurchased assumes the maturity will be the day after the period end.
(r)	Annualized 7-day yield as of period end.
(s)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund

(t)	During the period ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/17	Shares Purchased	Shares Sold		Shares Held at 01/31/18	Value at 01/31/18	Income (Expense)	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	57,863,957	—	(16,441,970	)(b)	41,421,987	$41,421,987	$609,285	$378	$—
iShares iBoxx $ High Yield Corporate Bond ETF	(5,000)	189,000	(264,000)		(80,000)	(6,984,000)	(28,925)	(65,694)	68,067
iShares JP Morgan USD Emerging Markets Bond ETF	(30,000)	40,000	(10,000)		—	—	(35,343)	(75,190)	20,391

						$34,437,987	$545,017	$(140,506)	$88,458

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	0.00%	11/29/2017	Open	$10,926,563	$10,926,563	Corporate Bonds	Open
RBC Capital Markets, LLC	1.82	12/15/2017	Open	10,395,000	10,429,535	Corporate Bonds	Open

				$21,321,563	$21,356,098

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Euro-Bobl	700	03/08/18	$113,372	$1,071,009
Euro-BTP	55	03/08/18	9,285	(7,346)
Euro-Bund	1,069	03/08/18	210,789	4,741,425
Euro-OAT	26	03/08/18	4,937	134,441
S&P 500 E-Mini Index	208	03/16/18	29,388	(1,644,693)
U.S. Treasury 10 Year Note	481	03/20/18	58,479	1,476,361
U.S. Treasury 10 Year Ultra Note	115	03/20/18	14,973	448,705
U.S. Treasury Long Bond	70	03/20/18	10,347	364,097
Long Gilt	128	03/27/18	22,198	406,066
U.S. Treasury 2 Year Note	49	03/29/18	10,448	61,567
U.S. Treasury 5 Year Note	120	03/29/18	13,765	247,629

				$7,299,261

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	5,683,162	USD	7,610,038	Deutsche Bank AG	02/05/18	$460,113
GBP	7,443,000	USD	9,969,748	Morgan Stanley & Co. International plc	02/05/18	599,392
USD	3,449,170	EUR	2,775,000	Nomura International plc	02/05/18	3,214
EUR	1,187,000	USD	1,465,699	Citibank NA	02/09/18	8,674
GBP	20,010,000	EUR	22,798,353	UBS AG	02/09/18	100,868
GBP	1,662,308	USD	2,322,183	Citibank NA	02/09/18	38,668
GBP	6,807,692	USD	9,133,302	UBS AG	02/09/18	535,152
GBP	5,683,162	USD	8,045,868	Deutsche Bank AG	03/05/18	32,029
GBP	7,443,000	USD	10,526,744	Morgan Stanley & Co. International plc	03/05/18	52,541
USD	634,852,485	EUR	509,400,000	Citibank NA	03/05/18	1,243,457
USD	14,196,943	EUR	11,379,768	Deutsche Bank AG	03/05/18	42,401
USD	29,127,309	EUR	23,399,000	Morgan Stanley & Co. International plc	03/05/18	22,838
USD	801,266	HKD	6,253,000	HSBC Bank plc	03/14/18	1,193

						3,140,540

36	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	754,246	CNY	4,905,000	Goldman Sachs International	02/05/18	$(24,975)
USD	606,899,160	EUR	509,400,000	Citibank NA	02/05/18	(25,666,476)
USD	13,557,287	EUR	11,379,768	Deutsche Bank AG	02/05/18	(573,947)
USD	11,891,472	EUR	9,867,000	HSBC Bank plc	02/05/18	(361,228)
USD	27,885,019	EUR	23,399,000	Morgan Stanley & Co. International plc	02/05/18	(1,171,525)
USD	917,597	EUR	750,000	Nomura International plc	02/05/18	(13,743)
USD	2,162,464	EUR	1,785,000	UBS AG	02/05/18	(54,123)
USD	150,749,873	GBP	112,550,301	Citibank NA	02/05/18	(9,072,756)
USD	3,387,584	EUR	2,894,315	Barclays Bank plc	02/09/18	(207,444)
USD	56,576,794	GBP	42,404,238	Barclays Bank plc	02/09/18	(3,646,763)
USD	11,802,294	EUR	9,498,000	Morgan Stanley & Co. International plc	03/05/18	(11,641)
USD	159,196,773	GBP	112,550,301	Citibank NA	03/05/18	(779,275)
USD	714,894	EUR	600,000	Morgan Stanley & Co. International plc	03/14/18	(31,914)

						(41,615,810)

	Net Unrealized Depreciation					$(38,475,270)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CBS Corp.	500	02/16/18	USD	62.50	USD	2,881	$35,500
CBS Corp.	1,250	02/16/18	USD	65.00	USD	7,201	28,125
EURO STOXX 50 Index	336	02/16/18	EUR	3,625.00	EUR	12,127	102,413
EURO STOXX 50 Index	412	02/16/18	EUR	3,650.00	EUR	14,870	74,937
iShares iBoxx $ High Yield Corporate Bond ETF	500	02/16/18	USD	88.00	USD	4,365	1,750
Micron Technology, Inc.	275	02/16/18	USD	50.00	USD	1,202	5,088
NXP Semiconductors NV	250	02/16/18	USD	120.00	USD	3,008	50,000
Allergan plc	250	03/16/18	USD	195.00	USD	4,507	58,875
AMC Networks, Inc.	500	03/16/18	USD	75.00	USD	2,580	8,750
AMC Networks, Inc.	1,000	03/16/18	USD	65.00	USD	5,159	20,000
CA, Inc.	500	03/16/18	USD	37.00	USD	1,793	20,000
CBS Corp.	500	03/16/18	USD	67.50	USD	2,881	16,250
CBS Corp.	750	03/16/18	USD	65.00	USD	4,321	46,500
CBS Corp.	1,250	03/16/18	USD	70.00	USD	7,201	31,875
Century Link, Inc.	1,250	03/16/18	USD	20.00	USD	2,226	34,375
Citrix Systems, Inc.	750	03/16/18	USD	100.00	USD	6,957	101,250
Comcast Corp.	1,650	03/16/18	USD	45.00	USD	7,017	86,625
Consumer Discretionary Select Sector SPDR ETF	500	03/16/18	USD	112.00	USD	5,391	33,250
DISH Network Corp.	500	03/16/18	USD	60.00	USD	2,345	15,000
EURO STOXX 50 Index	304	03/16/18	EUR	3,650.00	EUR	10,972	159,087
EURO STOXX 50 Index	464	03/16/18	EUR	3,675.00	EUR	16,747	183,481
EURO STOXX 50 Index	1,215	03/16/18	EUR	3,700.00	EUR	43,853	352,985
EURO STOXX Bank Index	47	03/16/18	EUR	142.50	EUR	750	9,264
Lions Gate Entertainment Corp.	350	03/16/18	USD	35.00	USD	1,184	62,125
NXP Semiconductors NV	400	03/16/18	USD	125.00	USD	4,813	94,000
QUALCOMM, Inc.	1,500	03/16/18	USD	70.00	USD	10,238	345,000
CBOE Volatility Index	1,250	03/21/18	USD	21.00	USD	1,693	100,000
Century Link, Inc.	2,250	04/20/18	USD	21.00	USD	4,007	58,500
EURO STOXX Bank Index	1,259	04/20/18	EUR	145.00	EUR	20,103	240,328
QUALCOMM, Inc.	750	04/20/18	USD	70.00	USD	5,119	238,125
CA, Inc.	500	05/18/18	USD	38.00	USD	1,793	37,500
Tenet Healthcare Corp.	750	05/18/18	USD	20.00	USD	1,416	140,625
CBS Corp.	500	06/15/18	USD	70.00	USD	2,881	41,500

							2,833,083

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Chesapeake Energy Corp.	1,350	02/16/18	USD	3.50	USD	473	$21,600
Discovery Communications, Inc.	500	02/16/18	USD	20.00	USD	1,254	5,000
EURO STOXX Bank Index	1,048	02/16/18	EUR	135.00	EUR	16,734	29,276
iShares iBoxx $ High Yield Corporate Bond ETF	1,150	02/16/18	USD	86.00	USD	10,040	23,000
iShares iBoxx $ High Yield Corporate Bond ETF	3,250	02/16/18	USD	87.00	USD	28,373	146,250
iShares JP Morgan USD Emerging Markets Bond ETF	1,000	02/16/18	USD	114.00	USD	11,536	27,500
PowerShares QQQ Trust, Series 1 ETF	500	02/16/18	USD	150.00	USD	8,470	6,000
Rite Aid Corp.	1,500	02/16/18	USD	2.00	USD	327	5,250
Uniti Group, Inc.	650	02/16/18	USD	12.50	USD	1,029	4,875
Uniti Group, Inc.	1,100	02/16/18	USD	15.00	USD	1,741	33,000
VanEck Vectors Semiconductor ETF	550	02/16/18	USD	94.00	USD	5,858	11,000
Walt Disney Co. (The)	1,500	02/16/18	USD	100.00	USD	16,301	41,250
Euro-Bund	98	02/23/18	EUR	158.50	EUR	15,533	73,003
Century Link, Inc.	750	03/16/18	USD	14.00	USD	1,336	10,875
Century Link, Inc.	1,050	03/16/18	USD	13.00	USD	1,870	6,825
Century Link, Inc.	1,150	03/16/18	USD	15.00	USD	2,048	33,925
iShares iBoxx $ High Yield Corporate Bond ETF	1,000	03/16/18	USD	87.00	USD	8,730	102,000
iShares iBoxx $ High Yield Corporate Bond ETF	1,150	03/16/18	USD	86.00	USD	10,040	71,875
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,000	03/16/18	USD	119.00	USD	24,025	130,000
iShares Russell 2000 ETF	650	03/16/18	USD	153.00	USD	10,163	130,975
Netflix, inc.	275	03/16/18	USD	155.00	USD	7,433	2,475
PowerShares QQQ Trust, Series 1 ETF	750	03/16/18	USD	150.00	USD	12,705	40,500
PowerShares QQQ Trust, Series 1 ETF	1,000	03/16/18	USD	163.00	USD	16,940	210,000
SPDR S&P500 ETF Trust	500	03/16/18	USD	273.00	USD	14,095	104,250
SPDR S&P500 ETF Trust	500	03/16/18	USD	275.00	USD	14,095	123,500
Teva Pharmaceutical Industries Ltd.	500	03/16/18	USD	10.00	USD	1,021	1,500
Teva Pharmaceutical Industries Ltd.	1,000	03/16/18	USD	17.50	USD	2,041	49,500
Thermo Fisher Scientific, Inc.	350	03/16/18	USD	200.00	USD	7,844	22,750
Utilities Select Sector SPDR ETF	1,667	03/16/18	USD	49.00	USD	8,508	65,847
VanEck Vectors Semiconductor ETF	500	03/16/18	USD	99.00	USD	5,326	69,750
Walt Disney Co. (The)	1,000	03/16/18	USD	97.50	USD	10,867	37,000
U.S. Treasury 10 Year Note	500	03/23/18	USD	121.00	USD	60,500	351,562
Century Link, Inc.	350	04/20/18	USD	13.00	USD	623	4,200
Discovery Communications, Inc.	500	04/20/18	USD	20.00	USD	1,254	17,500
Endo International PLC	750	04/20/18	USD	7.00	USD	417	67,500
Mattel, Inc.	750	04/20/18	USD	14.00	USD	1,188	76,875
Office Depot, Inc.	1,500	04/20/18	USD	3.00	USD	488	31,500
S&P 500 Index	79	04/20/18	USD	2,830.00	USD	22,308	487,035
Valeant Pharmaceuticals International, Inc.	650	04/20/18	USD	16.00	USD	969	50,375
Valeant Pharmaceuticals International, Inc.	1,250	04/20/18	USD	15.00	USD	1,864	63,125
Walgreens Boots Alliance, Inc.	750	04/20/18	USD	65.00	USD	5,645	42,750
Western Digital Corp.	500	04/20/18	USD	70.00	USD	4,449	24,751

							2,857,724

							$5,690,807

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Bombardier, Inc.	Bank of Montreal	2,000	02/16/18	CAD	2.85	CAD	566	$5,691

OTC Credit Default Swaptions Purchased

Description	Received by the Fund		Paid by the Fund		Counterparty	Expiration Date	Exercise Price	Notional Amount (000)		Value
	Rate/Reference	Frequency	Rate/Reference	Frequency
Put
Bought Protection on 5-Year Credit Default Swaps, 12/20/22	ITRAXX.XO.28.V1	Quarterly	5.00%	Quarterly	Barclays Bank plc	03/21/18	EUR 262.50	EUR	21,500	$120,787

38	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaptions Written

Description	Received by the Fund		Paid by the Fund		Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)		Value
	Rate/Reference	Frequency	Rate/Reference	Frequency
Put
Sold Protection on 5-Year Credit Default Swaps, 12/20/22	ITRAXX.XO.28.V1	Quarterly	5.00%	Quarterly	Goldman Sachs International	03/21/18	NR	EUR 275	EUR	44,400	$(170,887)
Sold Protection on 5-Year Credit Default Swaps, 12/20/22	ITRAXX.XO.28.V1	Quarterly	5.00	Quarterly	Barclays Bank plc	03/21/18	NR	EUR 300	EUR	21,500	(59,393)

											$(230,280)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
QUALCOMM, Inc.	1,500	03/16/18	USD	75.00	USD	10,238	$(112,500)

Put
iShares iBoxx $ High Yield Corporate Bond ETF	1,000	02/16/18	USD	84.00	USD	8,730	(6,000)
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,000	03/16/18	USD	117.00	USD	24,025	(45,000)
iShares Russell 2000 ETF	650	03/16/18	USD	143.00	USD	10,163	(39,975)
PowerShares QQQ Trust	1,000	03/16/18	USD	153.00	USD	16,940	(73,000)
SPDR S&P500 ETF Trust	500	03/16/18	USD	263.00	USD	14,095	(49,000)
SPDR S&P500 ETF Trust	500	03/16/18	USD	265.00	USD	14,095	(56,500)
Thermo Fisher Scientific, Inc.	350	03/16/18	USD	180.00	USD	7,844	(6,125)

							(275,600)

							$(388,100)

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
5-Year Interest Rate Swap, 04/16/18	2.52%	Semi Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	04/18/23	2.52%	USD	38,000	$314,607
5-Year Interest Rate Swap, 07/25/18	2.84	Semi Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	07/27/23	2.84	USD	63,500	313,534
10-Year Interest Rate Swap, 04/16/18	2.75	Semi Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	04/18/28	2.75	USD	15,500	175,465
10-Year Interest Rate Swap, 07/25/18	2.98	Semi Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	07/27/28	2.98	USD	77,500	746,760

										$1,550,366

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Italy	1.00%	Quarterly	Barclays Bank plc	03/20/18	USD	6,750	$(15,876)	$10,732	$(26,608)
ITRAXX.FINSR.19.V1	1.00	Quarterly	Citibank NA	06/20/18	EUR	31,100	(190,304)	(63,869)	(126,435)
Dow Chemical Co. (The)	1.00	Quarterly	JP Morgan Chase Bank NA	09/20/18	USD	5,000	(36,236)	(2,951)	(33,285)
Cardinal Health, Inc.	1.00	Quarterly	Barclays Bank plc	12/20/18	USD	15,000	(134,859)	(78,584)	(56,275)
Dell, Inc.	1.00	Quarterly	Goldman Sachs Bank USA	12/20/18	USD	4,000	(31,145)	18,454	(49,599)
International Business Machines Corp.	1.00	Quarterly	Goldman Sachs Bank USA	12/20/18	USD	15,000	(144,509)	(78,584)	(65,925)
ITRAXX.FINSR.20.V1	1.00	Quarterly	Barclays Bank plc	12/20/18	EUR	17,690	(212,647)	(39,690)	(172,957)
ITRAXX.FINSR.20.V1	1.00	Quarterly	Citibank NA	12/20/18	EUR	37,890	(455,468)	(96,007)	(359,461)
ITRAXX.FINSR.20.V1	1.00	Quarterly	Citibank NA	12/20/18	EUR	22,500	(270,468)	(101,285)	(169,183)
Mircrosoft Corp.	1.00	Quarterly	Credit Suisse International	12/20/18	USD	11,841	(113,115)	(59,909)	(53,206)

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Mircrosoft Corp.	1.00%	Quarterly	Goldman Sachs Bank USA	12/20/18	USD	3,159	$(30,175)	$(16,270)	$(13,905)
Sony Corp.	1.00	Quarterly	JP Morgan Chase Bank NA	03/20/19	JPY	2,000,000	(212,059)	369,076	(581,135)
Southwest Airlines Co.	1.00	Quarterly	Credit Suisse International	12/20/19	USD	10,000	(178,703)	(62,508)	(116,195)
Ray theon Co.	1.00	Quarterly	Goldman Sachs Bank USA	03/20/20	USD	15,555	(324,683)	(267,686)	(56,997)
Ray theon Co.	1.00	Quarterly	Goldman Sachs Bank USA	03/20/20	USD	15,485	(323,222)	(266,401)	(56,821)
Boston Scientific Corp.	1.00	Quarterly	JP Morgan Chase Bank NA	06/20/20	USD	15,000	(316,596)	(171,039)	(145,557)
Banco Comercial Portugues SA	5.00	Quarterly	BNP Paribas SA	12/20/20	EUR	1,284	(208,453)	(12,234)	(196,219)
Bombardier, Inc.	5.00	Quarterly	Goldman Sachs International	12/20/20	USD	1,750	(176,982)	(118,787)	(58,195)
Bombardier, Inc.	5.00	Quarterly	Goldman Sachs International	12/20/20	USD	2,635	(266,485)	(176,754)	(89,731)
Bombardier, Inc.	5.00	Quarterly	Goldman Sachs International	12/20/20	USD	3,500	(353,965)	(150,101)	(203,864)
Century Link, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/20	USD	2,650	87,436	188,081	(100,645)
Century Link, Inc.	1.00	Quarterly	JP Morgan Chase Bank NA	12/20/20	USD	2,750	90,735	224,361	(133,626)
Frontier Communications Corp.	5.00	Quarterly	Barclays Bank plc	12/20/20	USD	2,625	407,795	548,038	(140,243)
Frontier Communications Corp.	5.00	Quarterly	JP Morgan Chase Bank NA	12/20/20	USD	2,625	407,795	377,861	29,934
Staples, Inc.	5.00	Quarterly	Credit Suisse International	12/20/20	USD	2,575	(138,082)	(94,230)	(43,852)
Staples, Inc.	5.00	Quarterly	Goldman Sachs International	12/20/20	USD	1,750	(93,842)	(11,820)	(82,022)
HP, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/21	USD	5,500	(141,204)	177,526	(318,730)
Kingdom of Thailand	1.00	Quarterly	Barclays Bank plc	06/20/21	USD	1,333	(33,172)	(1,237)	(31,935)
Kingdom of Thailand	1.00	Quarterly	BNP Paribas SA	06/20/21	USD	1,267	(31,526)	(2,355)	(29,171)
Kingdom of Thailand	1.00	Quarterly	Citibank NA	06/20/21	USD	728	(18,110)	(883)	(17,227)
Kingdom of Thailand	1.00	Quarterly	JP Morgan Chase Bank NA	06/20/21	USD	936	(23,294)	(531)	(22,763)
Kingdom of Thailand	1.00	Quarterly	JP Morgan Chase Bank NA	06/20/21	USD	936	(23,294)	(229)	(23,065)
Loews Corp.	1.00	Quarterly	Citibank NA	06/20/21	USD	20,000	(611,314)	(399,068)	(212,246)
Republic of Colombia	1.00	Quarterly	JP Morgan Chase Bank NA	06/20/21	USD	2,700	(40,248)	97,058	(137,306)
Stena AB	5.00	Quarterly	Goldman Sachs International	06/20/21	EUR	1,410	(77,759)	(75,721)	(2,038)
United Mexican States	1.00	Quarterly	Credit Suisse International	06/20/21	USD	5,000	(60,020)	93,375	(153,395)
Constellium NV	5.00	Quarterly	Goldman Sachs International	12/20/21	EUR	2,880	(454,767)	(432,117)	(22,650)
Capital One Financial Corp.	1.00	Quarterly	Citibank NA	06/20/22	USD	17,000	(336,932)	(138,797)	(198,135)
Melia Hotels International SA	5.00	Quarterly	JP Morgan Chase Bank NA	06/20/22	EUR	4,285	(1,079,215)	(767,104)	(312,111)
Republic of France	0.25	Quarterly	Bank of America NA	06/20/22	USD	3,070	(13,610)	37,386	(50,996)
Republic of France	0.25	Quarterly	Goldman Sachs International	06/20/22	USD	370	(1,640)	3,676	(5,316)
Republic of France	0.25	Quarterly	JP Morgan Chase Bank NA	06/20/22	USD	1,360	(6,029)	15,199	(21,228)
Republic of Indonesia	1.00	Quarterly	Citibank NA	06/20/22	USD	1,258	(15,278)	13,592	(28,870)
Republic of Indonesia	1.00	Quarterly	Goldman Sachs International	06/20/22	USD	1,866	(22,662)	20,602	(43,264)
Republic of Indonesia	1.00	Quarterly	JP Morgan Chase Bank NA	06/20/22	USD	1,677	(20,371)	20,110	(40,481)
Rio Tinto Ltd.	1.00	Quarterly	JP Morgan Chase Bank NA	06/20/22	USD	9,000	(221,043)	(32,634)	(188,409)
STMicroelectronics NV	1.00	Quarterly	JP Morgan Chase Bank NA	06/20/22	EUR	4,156	(135,314)	(20,687)	(114,627)
Arcelor Mittal	5.00	Quarterly	Citibank NA	12/20/22	EUR	4,440	(1,067,865)	(918,623)	(149,242)
Banco Bilbao Vizcay a Argentaria SA	1.00	Quarterly	Goldman Sachs International	12/20/22	EUR	4,350	12,640	153,748	(141,108)
Banco Bilbao Vizcay a Argentaria SA	1.00	Quarterly	HSBC Bank plc	12/20/22	EUR	2,180	6,334	85,563	(79,229)
Banco Bilbao Vizcay a Argentaria SA	1.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	EUR	2,120	6,160	87,783	(81,623)
Bombardier, Inc.	5.00	Quarterly	Goldman Sachs International	12/20/22	USD	2,650	(267,450)	(150,165)	(117,285)
Bombardier, Inc.	5.00	Quarterly	Goldman Sachs International	12/20/22	USD	2,625	(264,927)	(148,749)	(116,178)
Cable & Wireless Ltd.	5.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	EUR	2,620	(555,204)	(484,439)	(70,765)
CBS Corp.	1.00	Quarterly	Goldman Sachs International	12/20/22	USD	10,450	(136,645)	(109,307)	(27,338)
Century Link, Inc.	1.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	USD	393	50,722	51,020	(298)
Century Link, Inc.	1.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	USD	384	49,559	49,227	332
CMA CGM SA	5.00	Quarterly	Barclays Bank plc	12/20/22	EUR	2,150	(133,120)	(141,993)	8,873
CMA CGM SA	5.00	Quarterly	Credit Suisse International	12/20/22	EUR	1,000	(61,916)	(61,191)	(725)
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International plc	12/20/22	EUR	1,250	(77,396)	(79,388)	1,992
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International plc	12/20/22	EUR	1,380	(85,444)	(82,328)	(3,116)
CSC Holdings LLC	5.00	Quarterly	Goldman Sachs International	12/20/22	USD	4,365	(460,732)	(509,481)	48,749
CSC Holdings LLC	5.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	USD	4,350	(459,148)	(450,328)	(8,820)
Deutsche Bank AG	1.00	Quarterly	Bank of America NA	12/20/22	EUR	2,450	50,457	47,633	2,824
DISH DBS Corp.	5.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	USD	4,360	(259,858)	(228,992)	(30,866)
Fiat Chrysler Automobilies NV	5.00	Quarterly	Barclays Bank plc	12/20/22	EUR	2,200	(490,364)	(394,614)	(95,750)
HP, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/22	USD	5,150	(137,998)	(65,754)	(72,244)
Intesa Sanpaolo SpA	1.00	Quarterly	Barclays Bank plc	12/20/22	EUR	2,140	58,615	60,024	(1,409)
ITV plc	5.00	Quarterly	Barclays Bank plc	12/20/22	EUR	1,580	(369,428)	(354,548)	(14,880)
ITV plc	5.00	Quarterly	Citibank NA	12/20/22	EUR	2,220	(519,071)	(496,820)	(22,251)

40	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
LANXESS AG	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	EUR	12,193	$(354,119)	$(280,003)	$(74,116)
Lloyds Banking Group plc	1.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	EUR	2,450	28,013	24,827	3,186
Macy’s, Inc.	1.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	USD	4,375	204,345	337,823	(133,478)
Marks & Spencer Group plc	1.00	Quarterly	Bank of America NA	12/20/22	EUR	5,436	70,037	108,604	(38,567)
Marks & Spencer Group plc	1.00	Quarterly	Bank of America NA	12/20/22	EUR	311	4,007	6,213	(2,206)
Marks & Spencer Group plc	1.00	Quarterly	Barclays Bank plc	12/20/22	EUR	7,705	99,270	157,817	(58,547)
Matterhorn Telecom Holdings SA	5.00	Quarterly	Credit Suisse International	12/20/22	EUR	810	(132,874)	(127,225)	(5,649)
Matterhorn Telecom Holdings SA	5.00	Quarterly	Credit Suisse International	12/20/22	EUR	1,200	(196,851)	(203,170)	6,319
Matterhorn Telecom Holdings SA	5.00	Quarterly	Credit Suisse International	12/20/22	EUR	1,000	(164,042)	(154,400)	(9,642)
People’s Republic of China	1.00	Quarterly	Barclays Bank plc	12/20/22	USD	603	(13,539)	(13,489)	(50)
People’s Republic of China	1.00	Quarterly	Barclays Bank plc	12/20/22	USD	1,005	(22,565)	(22,001)	(564)
People’s Republic of China	1.00	Quarterly	Barclays Bank plc	12/20/22	USD	1,005	(22,565)	(22,599)	34
People’s Republic of China	1.00	Quarterly	Barclays Bank plc	12/20/22	USD	594	(13,332)	(13,205)	(127)
People’s Republic of China	1.00	Quarterly	Goldman Sachs International	12/20/22	USD	1,059	(23,788)	(23,838)	50
People’s Republic of China	1.00	Quarterly	Goldman Sachs International	12/20/22	USD	16,250	(364,995)	(314,477)	(50,518)
Peugeot SA	5.00	Quarterly	Citibank NA	12/20/22	EUR	4,420	(1,035,412)	(993,531)	(41,881)
Peugeot SA	5.00	Quarterly	Credit Suisse International	12/20/22	EUR	4,440	(1,040,098)	(1,004,981)	(35,117)
Republic of Indonesia	1.00	Quarterly	Barclays Bank plc	12/20/22	USD	502	(4,687)	(4,475)	(212)
Republic of Indonesia	1.00	Quarterly	BNP Paribas SA	12/20/22	USD	1,309	(12,212)	(12,126)	(86)
Republic of Indonesia	1.00	Quarterly	Citibank NA	12/20/22	USD	488	(4,552)	(4,016)	(536)
Republic of Indonesia	1.00	Quarterly	Citibank NA	12/20/22	USD	488	(4,552)	(4,515)	(37)
Republic of Indonesia	1.00	Quarterly	Citibank NA	12/20/22	USD	488	(4,552)	(4,016)	(536)
Republic of Indonesia	1.00	Quarterly	Citibank NA	12/20/22	USD	488	(4,552)	(4,348)	(204)
Republic of Korea	1.00	Quarterly	Goldman Sachs International	12/20/22	USD	16,500	(408,734)	(234,684)	(174,050)
Republic of South Africa	1.00	Quarterly	Bank of America NA	12/20/22	USD	11,450	231,356	436,451	(205,095)
Rite Aid Corp.	5.00	Quarterly	Goldman Sachs International	12/20/22	USD	2,550	190,456	431,064	(240,608)
Rite Aid Corp.	5.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	USD	1,750	130,705	207,463	(76,758)
Rite Aid Corp.	5.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	USD	2,600	194,190	360,149	(165,959)
Smurfit Kappa Acquisitions ULC	5.00	Quarterly	Credit Suisse International	12/20/22	EUR	2,200	(581,683)	(501,235)	(80,448)
Societe Generale SA	1.00	Quarterly	Bank of America NA	12/20/22	EUR	2,450	(30,787)	(30,817)	30
Staples, Inc.	5.00	Quarterly	Barclays Bank plc	12/20/22	USD	6,078	12,074	243,691	(231,617)
Staples, Inc.	5.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	USD	3,472	6,897	147,395	(140,498)
TDC A/S	1.00	Quarterly	Barclays Bank plc	12/20/22	EUR	4,300	(70,570)	(56,153)	(14,417)
TDC A/S	1.00	Quarterly	BNP Paribas SA	12/20/22	EUR	4,790	(78,611)	(24,062)	(54,549)
TDC A/S	1.00	Quarterly	Credit Suisse International	12/20/22	EUR	4,790	(78,611)	(21,408)	(57,203)
TDC A/S	1.00	Quarterly	Credit Suisse International	12/20/22	EUR	7,210	(118,327)	(32,187)	(86,140)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	12/20/22	USD	4,375	(45,886)	206,794	(252,680)
Tenet Healthcare Corp.	5.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	USD	1,750	(18,354)	73,603	(91,957)
Tesco plc	1.00	Quarterly	Credit Suisse International	12/20/22	EUR	4,350	(18,227)	24,278	(42,505)
Tesco plc	1.00	Quarterly	Credit Suisse International	12/20/22	EUR	4,350	(18,229)	21,893	(40,122)
Unitymedia GmbH	5.00	Quarterly	Credit Suisse International	12/20/22	EUR	1,400	(314,822)	(299,907)	(14,915)
Vodafone Group plc	1.00	Quarterly	Barclays Bank plc	12/20/22	EUR	18,700	(524,901)	(408,544)	(116,357)

							$(16,268,673)	$(7,694,014)	$(8,574,659)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Italy	1.00%	Quarterly	Barclays Bank plc	03/20/18	BBB	USD	59	$138	$(119)	$257
Republic of Italy	1.00	Quarterly	Barclays Bank plc	03/20/18	BBB	EUR	5,050	15,042	(39,938)	54,980
ITRAXX.FINSUB.19.V1	5.00	Quarterly	Citibank NA	06/20/18	BBB+	EUR	22,500	701,733	351,760	349,973
ITRAXX.FINSUB.20.V1	5.00	Quarterly	Barclays Bank plc	12/20/18	BBB+	EUR	14,150	876,845	1,056,584	(179,739)
ITRAXX.FINSUB.20.V1	5.00	Quarterly	Citibank NA	12/20/18	BBB+	EUR	17,400	1,078,240	652,772	425,468
ITRAXX.FINSUB.20.V1	5.00	Quarterly	Citibank NA	12/20/18	BBB+	EUR	20,210	1,252,370	1,435,252	(182,882)
ITRAXX.FINSUB.20.V1	5.00	Quarterly	Deutsche Bank AG	12/20/18	BBB+	EUR	10,120	627,114	851,376	(224,262)
Scandinavian Airlines System AB	5.00	Quarterly	Goldman Sachs International	06/20/19	NR	EUR	4,890	300,822	(195,594)	496,416
Scandinavian Airlines System AB	5.00	Quarterly	Goldman Sachs International	06/20/19	NR	EUR	2,773	170,609	24,171	146,438
ITRAXX.ASIA.XJ.IG.24.V1	1.00	Quarterly	Goldman Sachs International	12/20/20	A-	USD	3,750	76,363	(60,497)	136,860
Deutsche Bank AG	1.00	Quarterly	Citibank NA	06/20/22	NR	EUR	9,445	(115,084)	(425,188)	310,104
Deutsche Bank AG	1.00	Quarterly	Citibank NA	06/20/22	NR	EUR	3,183	(38,784)	(147,997)	109,213

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1.00%	Quarterly	Goldman Sachs International	06/20/22	BB+	EUR	9,445	$(115,084)	$(436,937)	$321,853
Deutsche Bank AG	1.00	Quarterly	JP Morgan Chase Bank NA	06/20/22	NR	EUR	2,928	(35,677)	(139,227)	103,550
Freeport-McMorRan, Inc.	1.00	Quarterly	Barclays Bank plc	06/20/22	BB-	USD	4,250	953	(392,240)	393,193
Nordstrom, Inc.	1.00	Quarterly	JP Morgan Chase Bank NA	06/20/22	BBB+	USD	10,000	(644,238)	(683,455)	39,217
Staples, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/22	NR	USD	3,000	(418,150)	(292,580)	(125,570)
Altice Finco SA	5.00	Quarterly	BNP Paribas SA	12/20/22	B-	EUR	1,400	63,602	68,098	(4,496)
Altice Finco SA	5.00	Quarterly	Citibank NA	12/20/22	B-	EUR	2,150	97,674	132,835	(35,161)
Altice Finco SA	5.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	B-	EUR	1,700	77,230	68,113	9,117
Altice Finco SA	5.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	B-	EUR	1,800	81,774	81,455	319
Altice Luxembourg SA	5.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	B	EUR	1,250	(98,576)	(14,943)	(83,633)
Altice Luxembourg SA	5.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	B	EUR	900	(70,976)	10,609	(81,585)
Boparan Finance plc	5.00	Quarterly	Barclays Bank plc	12/20/22	B-	EUR	525	(1,297)	(55,539)	54,242
Boparan Finance plc	5.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	B-	EUR	700	(1,730)	(60,013)	58,283
Commerzbank AG	1.00	Quarterly	Goldman Sachs International	12/20/22	NR	EUR	4,400	(47,778)	(152,846)	105,068
Freeport-McMorRan, Inc.	1.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	BB-	USD	2,635	(16,048)	(91,810)	75,762
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	12/20/22	BB+	EUR	1,760	258,123	316,443	(58,320)
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	12/20/22	BB+	EUR	1,750	256,656	286,882	(30,226)
Intrum Justitia AB	5.00	Quarterly	Morgan Stanley & Co. International plc	12/20/22	BB+	EUR	4,890	717,171	886,543	(169,372)
New Look Senior Issuer plc	5.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	CCC-	EUR	305	(265,199)	(195,904)	(69,295)
Nordstrom, Inc.	1.00	Quarterly	Citibank NA	12/20/22	BBB+	USD	4,826	(416,645)	(344,526)	(72,119)
Nordstrom, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/22	BBB+	USD	4,475	(386,342)	(284,368)	(101,974)
Nordstrom, Inc.	1.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	BBB+	USD	5,174	(446,689)	(369,499)	(77,190)
Teck Resources Ltd.	5.00	Quarterly	Goldman Sachs International	12/20/22	BB+	USD	4,425	846,420	751,599	94,821
Teck Resources Ltd.	5.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	BB+	USD	4,350	832,074	726,674	105,400
Vue International Bidco plc	5.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	B	EUR	2,200	296,826	291,663	5,163
Vue International Bidco plc	5.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	B	EUR	2,000	269,842	268,335	1,507
Xerox Corp.	1.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	BBB-	USD	9,695	132,198	120,548	11,650
Xerox Corp.	1.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	BBB-	USD	1,920	28,377	26,068	2,309
Constellium NV	5.00	Quarterly	Goldman Sachs International	12/20/24	B-	EUR	2,880	447,274	474,815	(27,541)

								$6,387,173	$4,499,375	$1,887,798

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.EUROPE.CROSSOVER.28.V1	5.00%	Quarterly	12/20/22	EUR	122,650	$(18,786,336)	$(16,562,289)	$(2,224,047)
CDX.NA.IG.29.V1	1.00	Quarterly	12/20/22	USD	550,000	(13,941,092)	(12,617,008)	(1,324,084)
CDX.NA.IG.29.V1	1.00	Quarterly	12/20/22	USD	130,000	(3,296,073)	(2,802,484)	(493,589)

						$(36,023,501)	$(31,981,781)	$(4,041,720)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.EUROPE.28.V1	1.00%	Quarterly	12/20/22	NR	EUR	34,892	$1,233,959	$865,472	$368,487
ITRAXX.FINSR.28.V1	1.00	Quarterly	12/20/22	NR	EUR	19,000	688,951	673,133	15,818

							$1,922,910	$1,538,605	$384,305

(a)	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

42	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3 month LIBOR	Quarterly	1.25%	Semi-Annual	02/13/18	USD	3,660	$9,574	$—	$9,574
1.24%	Semi-Annual	3 month LIBOR	Quarterly	05/14/18	USD	4,000	7,407	—	7,407
1.22%	Semi-Annual	3 month LIBOR	Quarterly	08/14/18	USD	6,300	6,277	—	6,277
1.89%	Semi-Annual	3 month LIBOR	Quarterly	09/11/19	USD	5,000	1,618	—	1,618
1.99%	Semi-Annual	3 month LIBOR	Quarterly	09/23/19	USD	7,500	(8,263)	—	(8,263)
1.78%	Semi-Annual	3 month LIBOR	Quarterly	12/23/19	USD	6,000	57,476	—	57,476
1.44%	Semi-Annual	3 month LIBOR	Quarterly	01/22/20	USD	2,480	42,190	—	42,191
3 month LIBOR	Quarterly	1.44%	Semi-Annual	01/22/20	USD	2,790	(47,519)	—	(47,518)
1.67%	Semi-Annual	3 month LIBOR	Quarterly	02/13/20	USD	1,930	16,383	—	16,383
1.69%	Semi-Annual	3 month LIBOR	Quarterly	02/20/20	USD	4,000	33,195	—	33,195
1.65%	Semi-Annual	3 month LIBOR	Quarterly	04/20/20	USD	4,000	44,932	—	44,932
1.69%	Semi-Annual	3 month LIBOR	Quarterly	05/29/20	USD	6,000	89,915	—	89,915
1.92%	Semi-Annual	3 month LIBOR	Quarterly	06/12/20	USD	4,000	39,766	—	39,766
1.54%	Semi-Annual	3 month LIBOR	Quarterly	11/04/20	USD	9,000	210,797	—	210,797
2.38%	Semi-Annual	3 month LIBOR	Quarterly	09/23/21	USD	1,000	(1,998)	—	(1,998)
1.91%	Semi-Annual	3 month LIBOR	Quarterly	02/13/22	USD	2,080	39,467	—	39,467
1.80%	Semi-Annual	3 month LIBOR	Quarterly	04/02/22	USD	3,000	76,123	—	76,123
1.86%	Semi-Annual	3 month LIBOR	Quarterly	04/20/22	USD	3,000	69,736	—	69,737
2.08%	Semi-Annual	3 month LIBOR	Quarterly	10/23/22	USD	75,900	1,322,332	—	1,322,331
1.89%	Semi-Annual	3 month LIBOR	Quarterly	09/14/23	USD	2,750	91,901	—	91,901
6 month EURIBOR	Semi-Annual	0.32%	Annual	09/14/23	EUR	2,400	(34,258)	—	(34,258)
6 month EURIBOR	Semi-Annual	0.39%	Annual	10/24/23	EUR	4,830	(56,166)	—	(56,166)
1.96%	Semi-Annual	3 month LIBOR	Quarterly	09/14/24	USD	6,190	230,257	—	230,257
2.23%	Semi-Annual	3 month LIBOR	Quarterly	10/24/24	USD	5,510	115,514	—	115,514
1.92%	Semi-Annual	3 month LIBOR	Quarterly	01/22/25	USD	4,230	203,940	—	203,940
1.92%	Semi-Annual	3 month LIBOR	Quarterly	01/22/25	USD	920	44,326	—	44,326
1.93%	Semi-Annual	3 month LIBOR	Quarterly	09/11/25	USD	6,020	284,946	—	284,946
2.02%	Semi-Annual	3 month LIBOR	Quarterly	09/14/25	USD	5,490	223,587	—	223,586
2.06%	Semi-Annual	3 month LIBOR	Quarterly	09/18/25	USD	2,230	84,330	—	84,330
2.01%	Semi-Annual	3 month LIBOR	Quarterly	10/23/25	USD	8,200	354,078	—	354,078
6 month EURIBOR	Semi-Annual	0.72%	Annual	09/14/26	EUR	2,310	(40,169)	—	(40,169)
6 month EURIBOR	Semi-Annual	0.72%	Annual	09/14/26	EUR	2,290	(40,824)	—	(40,824)
6 month EURIBOR	Semi-Annual	0.73%	Annual	09/14/26	EUR	5,190	(87,975)	—	(87,975)
6 month EURIBOR	Semi-Annual	0.73%	Annual	09/18/26	EUR	530	(9,195)	—	(9,195)
2.20%	Semi-Annual	3 month LIBOR	Quarterly	04/20/27	USD	1,500	56,656	—	56,656
2.20%	Semi-Annual	3 month LIBOR	Quarterly	04/20/27	USD	1,200	45,837	—	45,837
2.17%	Semi-Annual	3 month LIBOR	Quarterly	09/18/27	USD	5,410	231,711	—	231,711
2.17%	Semi-Annual	3 month LIBOR	Quarterly	09/18/27	USD	6,270	266,299	—	266,299
6 month EURIBOR	Semi-Annual	0.85%	Annual	09/18/27	EUR	5,610	(92,250)	—	(92,250)
2.34%	Semi-Annual	3 month LIBOR	Quarterly	10/23/27	USD	12,588	363,802	—	363,802
6 month EURIBOR	Semi-Annual	0.89%	Annual	09/11/28	EUR	5,000	(117,281)	—	(117,281)
6 month EURIBOR	Semi-Annual	0.96%	Annual	09/18/28	EUR	4,620	(68,429)	—	(68,430)

							$4,060,045	$—	$4,060,045

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date (a)	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate (Amount)/ Reference	Frequency	Rate/Reference	Frequency
3 month EURIBOR	Quarterly	iBoxx EUR Liquid High Yield Index March 2018	At Termination	Goldman Sachs International	03/20/18	EUR	44,320	$(117,303)	$(11,310)	$(105,993)
3 month EURIBOR	Quarterly	iBoxx EUR Liquid High Yield Index March 2018	Quarterly	JP Morgan Chase Bank NA	03/20/18	EUR	43,100	48,921	(7,074)	55,995
3 month EURIBOR	Quarterly	iBoxx EUR Liquid High Yield Index March 2018	At Termination	JP Morgan Chase Bank NA	03/20/18	EUR	15,850	(100,833)	(7,979)	(92,854)
3 month EURIBOR	Quarterly	iBoxx EUR Liquid High Yield Index March 2018	At Termination	Merrill Lynch International & Co.	03/20/18	EUR	23,800	(159,148)	(11,732)	(147,416)
3 month LIBOR	At Termination	iBoxx USD High Yield Corporate Bond ETF March 2018	Quarterly	Goldman Sachs International	03/20/18	USD	29,480	31,350	52,347	(20,997)
iBoxx Euro Corporates Overall Total Return Index March 2018	At Termination	3 month EURIBOR	Quarterly	Goldman Sachs International	03/20/18	EUR	132,860	(796,006)	34,375	(830,381)
iBoxx Euro Corporates Overall Total Return Index March 2018	At Termination	3 month EURIBOR	Quarterly	Morgan Stanley & Co. International plc	03/20/18	EUR	47,450	(422,006)	23,658	(445,664)
1 month LIBOR minus 0.95%	Monthly	VanEck Vectors Semiconductor	Monthly	Merrill Lynch International & Co.	05/05/18	USD	25	(87,443)	—	(87,443)
3 month LIBOR minus 0.30%	Quarterly	Valeant Pharmaceuticals International, Inc.	Quarterly	Merrill Lynch International & Co.	05/17/18	USD	20	(75,745)	—	(75,745)
3 month LIBOR minus 0.30%	Quarterly	Valeant Pharmaceuticals International, Inc.	Quarterly	Merrill Lynch International & Co.	06/21/18	USD	30	95,651	—	95,651
3 month LIBOR minus 0.30%	Quarterly	Valeant Pharmaceuticals International, Inc.	Quarterly	Merrill Lynch International & Co.	08/03/18	USD	30	(209,718)	—	(209,718)
3 month LIBOR minus 0.30%	Quarterly	Valeant Pharmaceuticals International, Inc.	Quarterly	Merrill Lynch International & Co.	08/11/18	USD	35	(135,643)	—	(135,643)
3 month LIBOR minus 0.30%	Quarterly	Office Depot, Inc.	Quarterly	Merrill Lynch International & Co.	10/31/18	USD	100	(18,878)	—	(18,878)
3 month LIBOR minus 0.30%	Quarterly	Simon Property Group, Inc.	Quarterly	Merrill Lynch International & Co.	10/31/18	USD	3	(31,414)	—	(31,414)
1 month LIBOR minus 0.75%	Monthly	VanEck Vectors Semiconductor	Monthly	BNP Paribas SA	11/15/18	USD	10	(36,601)	—	(36,601)
3 month LIBOR minus 1.10%	Quarterly	Uniti Group, Inc.	Quarterly	Citibank NA	11/28/18	USD	25	(17,801)	—	(17,801)
1 month LIBOR minus 0.40%	Monthly	iShares Russell 2000 ETF	Monthly	Citibank NA	12/04/18	USD	38	(66,600)	—	(66,600)

Total								$(2,099,217)	$72,285	$(2,171,502)

(a)	Certain swaps have no stated termination and can be terminated by either party at any time.

44	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund

OTC Total Return Basket Swaps (a)

Reference Entity	Counterparty	Expiration Date		Net Notional Amount	Unrealized Appreciation		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Merrill Lynch International & Co.	11/15/18-02/15/19	USD	(69,012,870)	$2,171,607	(b)	$(66,871,783)	(1.8)%

(a)	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-151 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

EUR 1 Week

GBP 1 Week

(b)	Amount includes $30,520 of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch International & Co., as of January 31, 2018, expiration dates 11/15/18 — 02/15/19:

	Shares	Value	% of Basket Value
Reference Entity — Long

Belgium
KBC Group NV	22,050	$2,120,021	(3.2)%

France
BNP Paribas SA	68,000	5,616,378	(8.4)
Credit Agricole SA	107,683	2,030,221	(3.0)
Europcar Groupe SA	265,669	3,694,238	(5.5)

		11,340,837
Greece
Eurobank Ergasias SA	1,315,356	1,466,272	(2.2)
Hellenic Telecommunications Organization SA	201,196	3,159,905	(4.7)
National Bank of Greece SA	4,904,020	2,073,638	(3.1)

		6,699,815
Isle of Man
GVC Holdings plc	237,044	3,119,975	(4.7)

Italy
UniCredit SpA	497,380	4,392,635	(6.6)

Netherlands
Altice NV	76,071	815,804	(1.2)

Spain
Abertis Infraestructuras SA	189,893	4,606,890	(6.9)
CaixaBank SA	388,853	2,097,522	(3.1)

		6,704,412

Total Reference Entity — Long		35,193,499

Reference Entity — Short

Germany
Deutsche Bank AG (Registered)	(159,590)	(2,936,561)	4.4

Ghana
Tullow Oil plc	(868,660)	(2,471,831)	3.7

Ireland
Bank of Ireland Group plc	(211,668)	(2,065,580)	3.1

	Shares	Value	% of Basket Value

Italy
Unione di Banche Italiane SpA	(523,243)	$(2,712,146)	4.0%

Spain
Banco Bilbao Vizcay a Argentaria SA	(233,184)	(2,188,328)	3.3

United Kingdom
Anglo American PLC	(1,141,230)	(27,664,495)	41.4

United States
AT&T, Inc.	(135,062)	(5,058,072)	7.5
Discovery Communications, Inc.	(135,000)	(3,384,450)	5.1
Endo International plc	(50,000)	(345,500)	0.5
Exxon Mobli Corp.	(56,478)	(4,930,529)	7.4
General Electric Co.	(307,125)	(4,966,211)	7.4
iShares iBoxx $ High Yield Corporate Bond ETF	(65,000)	(5,674,500)	8.5
iShares Russell 2000 ETF	(10,000)	(1,563,600)	2.3
Kellogg Co.	(74,294)	(5,060,164)	7.6
Mattel, Inc.	(25,000)	(396,000)	0.6
PowerShares QQQ Trust 1	(57,500)	(9,740,500)	14.6
SPDR S&P 500 ETF Trust	(17,500)	(4,933,250)	7.4
Uniti Group, Inc.	(130,000)	(2,057,900)	3.1
VanEck Vectors Semiconductor ETF	(82,500)	(8,787,075)	13.1
Walgreens Boots Alliance, Inc.	(7,500)	(564,450)	0.8
Walt Disney Co. (The)	(42,000)	(4,564,140)	6.8

		(62,026,341)

Total Reference Entity — Short		(102,065,282)

Net Value of Reference Entity — Merrill Lynch International & Co.		$(66,871,783)

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund

Balances reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, Options Written and OTC Derivatives

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$1,538,605	$(31,981,781)	$5,048,677	$(4,646,047)
OTC Derivatives	14,531,165	(17,653,519)	5,836,739	(12,523,495)
Options Written	—	—	57,984	(38,076)

(a)	Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Future Contracts
Net unrealized appreciation(a)	$—	$—	$—	$—	$8,951,300	$—	$8,951,300
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	3,140,540	—	—	3,140,540
Options purchased
Investments at value — unaffiliated(b)	—	120,787	5,271,933	—	1,974,931	—	7,367,651
Swaps — centrally cleared
Net unrealized appreciation(a)	—	384,305	—	—	4,664,372	—	5,048,677
Swaps — OTC
Net unrealized appreciation on OTC swaps; Swap premium paid	—	17,934,271	2,433,631	—	—	—	20,367,902

	$—	$18,439,363	$7,705,564	$3,140,540	$15,590,603	$—	$44,876,070

Liabilities — Derivative Financial Instruments
Future Contracts
Net unrealized depreciation(a)	$—	$—	$1,644,693	$—	$7,346	$—	$1,652,039
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	41,615,810	—	—	41,615,810
Options written
Options written, at value	—	230,280	388,100	—	—	—	618,380
Swaps — centrally cleared
Net unrealized depreciation(a)	—	4,041,720	—	—	604,327	—	4,646,047
Swaps — OTC
Net unrealized appreciation on OTC swaps; Swap premium received	—	27,815,771	2,361,242	—	—	—	30,177,013

	$—	$32,087,771	$4,394,035	$41,615,810	$611,673	$—	$78,709,289

(a)	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(b)	Includes options purchased at value as reported in the Schedule of Investments.

For the six months ended January 31, 2018, the effect of derivative financial instruments in the Statements of Operations were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net realized Gain (Loss) from:
Future Contracts	$—	$—	$(6,966,337)	$—	$(1,764,035)	$—	$(8,730,372)
Forwards	—	—	—	(20,790,057)	—	—	(20,790,057)
Options purchased(a)	—	(333,227)	(8,411,047)	—	(938,011)	—	(9,682,285)
Options written	—	—	1,820,965	—	131,452	—	1,952,417
Swaps	—	182,508	(17,134,688)	—	3,890,913	—	(13,061,267)

	$—	$(150,719)	$(30,691,107)	$(20,790,057)	$1,320,319	$—	$(50,311,564)

46	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Future Contracts	$—	$—	$(181,009)	$—	$6,896,011	$—	$6,715,002
Forwards	—	—	—	(14,803,527)	—	—	(14,803,527)
Options purchased(a)	—	160,126	1,179,527	—	846,074	—	2,185,727
Options written	—	(93)	(188,964)	—	—	—	(189,057)
Swaps	—	3,495,460	2,549,465	—	3,643,002	—	9,687,927

	$—	$3,655,493	$3,359,019	$(14,803,527)	$11,385,087	$—	$3,596,072

(a)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$166,690	$—
Forward foreign currency exchange contracts	3,140,540	41,615,810
Options(a)	7,367,651	618,380
Swaps — Centrally cleared	—	313,198
Swaps — OTC(b)	20,367,904	30,177,014

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$31,042,785	$72,724,402
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(5,857,497)	(701,298)

Total derivative assets and liabilities subject to an MNA	$25,185,288	$72,023,104

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)(d)
Bank of America NA	$639,141	$(327,681)	$—	$(311,460)	$—
Bank of Montreal	5,691	—	—	—	5,691
Barclays Bank plc	2,709,252	(2,709,252)	—	—	—
BNP Paribas SA	68,098	(68,098)	—	—	—
Citibank NA	5,071,768	(5,071,768)	—	—	—
Credit Suisse International	749,190	(749,190)	—	—	—
Deutsche Bank AG	2,936,285	(798,209)	—	(1,760,000)	378,076
Goldman Sachs Bank USA	18,454	(18,454)	—	—	—
Goldman Sachs International	3,869,053	(3,869,053)	—	—	—
HSBC Bank plc	86,756	(86,756)	—	—	—
JP Morgan Chase Bank NA	4,538,144	(4,538,144)	—	—	—
Merrill Lynch International & Co.	2,267,258	(717,989)	—	—	1,549,269
Morgan Stanley & Co. International plc	1,586,964	(1,586,964)	—	—	—
Nomura International plc	3,214	(3,214)	—	—	—
UBS AG	636,020	(54,123)	—	—	581,897

	$25,185,288	$(20,598,895)	$—	$(2,071,460)	$2,514,933

SCHEDULE OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (d)(e)
Bank of America NA	$327,681	$(327,681)	$—	$—	$—
Barclays Bank plc	7,094,255	(2,709,252)	—	(570,000)	3,815,003
BNP Paribas SA	371,899	(68,098)	—	(303,801)	—
Citibank NA	41,362,803	(5,071,768)	(2,673,799)	(29,210,000)	4,407,236
Credit Suisse International	3,450,011	(749,190)	—	(2,350,000)	350,821
Deutsche Bank AG	798,209	(798,209)	—	—	—
Goldman Sachs Bank USA	872,188	(18,454)	—	—	853,734
Goldman Sachs International	7,482,669	(3,869,053)	—	(3,613,616)	—
HSBC Bank plc	440,457	(86,756)	—	—	353,701
JP Morgan Chase Bank NA	7,042,129	(4,538,144)	—	(2,503,985)	—
Merrill Lynch International & Co.	717,989	(717,989)	—	—	—
Morgan Stanley & Co. International plc	1,994,948	(1,586,964)	—	—	407,984
Nomura International plc	13,743	(3,214)	—	—	10,529
UBS AG	54,123	(54,123)	—	—	—

	$72,023,104	$(20,598,895)	$(2,673,799)	$(38,551,402)	$10,199,008

(a)	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable to the counterparty in the event of default.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,869,500
Average notional value of contracts — short	$557,472,000
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,747,256,537
Average amounts sold — in USD	$391,920,999
Options:
Average value of option contracts purchased	$5,446,238
Average value of option contracts written	$292,845
Average notional value of swaption contracts purchased	$197,114,280
Average notional value of swaption contracts written	$41,045,815
Credit default swaps:
Average notional value — buy protection	$1,272,794,179
Average notional value — sell protection	$415,701,959
Interest rate swaps:
Average notional value — pays fixed rate	$294,804,000
Average notional value — receives fixed rate	$45,959,734
Total return swaps:
Average notional value	$261,999,383
Total Return Basket Swaps:
Average notional value	$59,310,285

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$364,516,299	$15,496,011	$380,012,310
Common Stocks:
France	1,099,612	—	—	1,099,612
Germany	—	2,473,599	—	2,473,599
Indonesia	714,968	—	—	714,968
Italy	—	2,475,901	—	2,475,901
Luxembourg	—	—	1,339,265	1,339,265
Netherlands	18,649,600	—	—	18,649,600
United States	77,766,887	—	—	77,766,887
Corporate Bonds(a)	—	2,468,969,798	—	2,468,969,798
Floating Rate Loan Interests(a)	—	766,766,509	48,900,926	815,667,435
Foreign Agency Obligations	—	67,144,141	—	67,144,141

48	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Credit Fund

	Level 1	Level 2	Level 3	Total
Foreign Government Obligations	$—	$78,212,305	$—	$78,212,305
Non-Agency Mortgage-Backed Securities	—	42,359,695	—	42,359,695
U.S. Treasury Obligations	—	47,493,110	—	47,493,110
Short-Term Securities:
Borrowed Bond Agreements	—	826,841,012	—	826,841,012
Money Market Funds	41,421,987	—	—	41,421,987
Options Purchased:
Credit contracts	—	120,787	—	120,787
Equity contracts	5,271,932	—	—	5,271,932
Interest rate contracts	424,565	1,550,367	—	1,974,932
Unfunded floating rate loan interests(b)	—	16,308	3,989	20,297
Liabilities:
Borrowed Bonds	—	(802,663,454)	—	(802,663,454)
Investment Sold Short
Common Stocks	(1,660,820)	—	—	(1,660,820)
Corporate Bonds	—	(3,892,676)	—	(3,892,676)
Investment Companies	(9,114,200)	—	—	(9,114,200)
U.S. Treasury Obligations	—	(5,365,083)	—	(5,365,083)

Total Investments	$134,574,531	$3,857,018,618	$65,740,191	$4,057,333,340

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$3,897,791	$—	$3,897,791
Equity contracts	—	2,323,253	—	2,323,253
Foreign currency exchange contracts	—	3,140,540	—	3,140,540
Interest rate contracts	8,951,300	4,664,372	—	13,615,672
Liabilities:
Credit contracts	—	(14,472,347)	—	(14,472,347)
Equity contracts	(2,032,793)	(2,323,148)	—	(4,355,941)
Foreign currency exchange contracts	—	(41,615,810)	—	(41,615,810)
Interest rate contracts	(7,346)	(604,327)	—	(611,673)

	$6,911,161	$(44,989,676)	$—	$(38,078,515)

(a)	See above Schedule of Investments for values in each country.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the six months ended January 31, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Total
Investments:
Assets:
Opening Balance, as of July 31, 2017	$11,858,160	$2,766,728	$696	$25,951,142	$314,937	$—	$40,891,663
Transfers into Level 3	10,060,797	—	—	28,537,577	—	—	38,598,374
Transfers out of Level 3	(10,390,024)	—	—	(21,222,847)	—	—	(31,612,871)
Accrued discounts/premiums	41	—	—	131	—	—	172
Net realized gain (loss)	(1,275,934)	(1,261,936)	—	(38,860)	(712,869)	—	(3,289,599)
Net change in unrealized appreciation (depreciation)(a)(b)	1,929,687	1,794,188	(89)	570,752	760,431	3,989	5,058,958
Purchases	11,396,391	—	—	18,382,766	—	—	29,779,157
Sales	(8,083,107)	(1,959,715)	(607)	(3,279,735)	(362,499)	—	(13,685,663)

Closing Balance, as of January 31, 2018	$15,496,011	$1,339,265	$—	$48,900,926	$—	$3,989	$65,740,191

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2018(b)	$601,622	$1,794,188	$—	$575,252	$—	$3,989	$2,975,051

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Statement of Assets and Liabilities  (unaudited)

January 31, 2018

BlackRock Global Long/Short Credit Fund

ASSETS
Investments at value — unaffiliated(a)	$4,838,587,289
Investments at value — affiliated(b)	41,421,987
Cash pledged:
Collateral — OTC derivatives	66,537,080
Futures contracts	6,073,800
Centrally cleared swaps	12,862,710
Foreign currency at value(c)	66,845,139
Receivables:
Investments sold	203,819,170
Capital shares sold	14,213,840
Dividends — affiliated	174,954
Interest — unaffiliated	36,509,458
From custodian	500,586
Variation margin on futures contracts	166,690
Swap premiums paid	14,531,165
Unrealized appreciation on:
Forward foreign currency exchange contracts	3,140,540
OTC swaps	5,836,739
Unfunded floating rate loan interests	20,297
Prepaid expenses	111,632

Total assets	5,311,353,076

LIABILITIES
Investments sold short at value — affiliated(d)	6,984,000
Investments sold short at value — unaffiliated(e)	13,048,779
Bank overdraft	3,152,734
Cash received:
Collateral — OTC derivatives	2,500,000
Borrowed bonds at value(f)	802,663,454
Options written at value(g)	618,380
Reverse repurchase agreements at value	21,356,098
Payables:
Investments purchased	418,339,047
Capital shares redeemed	14,380,037
Interest expense	8,538,711
Service and distribution fees	174,952
Variation margin on centrally cleared swaps	313,198
Administration fees	172,157
Investment advisory fees	2,436,339
Trustees’ and Officer’s fees	9,687
Other affiliates	16,463
Other accrued expenses	1,977,744
Swap premiums received	17,653,519
Unrealized depreciation on:
Forward foreign currency exchange contracts	41,615,810
OTC swaps	12,523,495

Total liabilities	1,368,474,604

NET ASSETS	$3,942,878,472

(a) Investments at cost — unaffiliated	$4,777,242,652
(b) Investments at cost — affiliated	$41,421,987
(c) Foreign currency at cost	$65,301,409
(d) Proceeds received from investments sold short at value — affiliated	$7,040,350
(e) Proceeds received from investments sold short at value — unaffiliated	$13,011,697
(f) Proceeds received from borrowed bonds	$801,553,051
(g) Premiums received	$638,288

See notes to financial statements.

50	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited) (continued)

January 31, 2018

BlackRock Global Long/Short Credit Fund

NET ASSETS CONSIST OF
Paid-in capital	$4,218,918,643
Distributions in excess of net investment income	(18,983,140)
Accumulated net realized loss	(277,503,852)
Net unrealized appreciation (depreciation)	20,446,821

NET ASSETS	$3,942,878,472

NET ASSET VALUE
Institutional — Based on net assets of $2,346,712,766 and 224,759,959 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.44

Investor A — Based on net assets of $192,841,260 and 18,495,135 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.43

Investor C — Based on net assets of $113,985,397 and 11,125,692 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.25

Class K — Based on net assets of $1,289,339,049 and 123,422,727 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.45

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statement of Operations  (unaudited)

January 31, 2018

BlackRock Global Long/Short Credit Fund

INVESTMENT INCOME
Dividends — affiliated	$609,285
Dividends — unaffiliated	626,524
Interest — unaffiliated	77,784,585
Foreign taxes withheld	(3,146)

Total investment income	79,017,248

EXPENSES
Investment advisory	18,212,476
Transfer agent — class specific	877,657
Service and distribution — class specific	872,896
Administration	753,920
Administration — class specific	304,508
Accounting services	291,279
Professional	136,940
Registration	97,167
Custodian	83,982
Trustees and Officer	45,501
Printing	43,986
Miscellaneous	102,570

Total expenses excluding dividend expense, interest expense, and broker fees and expenses on short sales	21,822,882

Dividends expense — affiliated	64,268
Dividends expense — unaffiliated	236,894
Interest expense	18,209,114
Broker fees and expenses on short sales	10,838

Total expenses	40,343,996
Less:
Fees waived and/or reimbursed by the Manager	(2,111)

Total expenses after fees waived and/or reimbursed	40,341,885

Net investment income	38,675,363

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	65,383,057
Borrowed bonds	(2,750,135)
Capital gain distributions from investment companies — affiliated	378
Forward foreign currency exchange contracts	(20,790,057)
Foreign currency transactions	1,961,629
Futures contracts	(8,730,372)
Options written	1,952,417
Payment by affiliate	141,479
Short sales — affiliated	(140,884)
Short sales — unaffiliated	(8,081,869)
Swaps . . . . .	(13,061,267)

15,884,376

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	7,677,910
Borrowed bonds	16,186,236
Forward foreign currency exchange contracts	(14,803,527)
Foreign currency translations	(3,542,648)
Futures contracts	6,715,002
Options written	(189,057)
Short sales — affiliated	88,458
Short sales — unaffiliated	629,777
Swaps . . . . .	9,687,927
Unfunded floating rate loan interests	20,297

22,470,375

Net realized and unrealized gain	38,354,751

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$77,030,114

See notes to financial statements.

52	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock Global Long/Short Credit Fund
	Six Months Ended 01/31/2018 (Unaudited)	Year Ended 07/31/2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$38,675,363	$115,072,805
Net realized gain (loss)	15,884,376	(91,493,074)
Net change in unrealized appreciation (depreciation)	22,470,375	152,920,714

Net increase in net assets resulting from operations	77,030,114	176,500,445

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(27,141,988)	—
Investor A	(1,213,068)	—
Class K	(16,645,107)	—

Decrease in net assets resulting from distributions to shareholders	(45,000,163)	—

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(121,042,717)	(187,914,289)

NET ASSETS
Total decrease in net assets	(89,012,766)	(11,413,844)
Beginning of period	4,031,891,238	4,043,305,082

End of period	$3,942,878,472	$4,031,891,238

Distributions in excess of net investment income, end of period	$(18,983,140)	$(12,658,340)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Credit Fund
	Institutional
	Six Months Ended 01/31/2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.36		$9.91	$10.51	$10.95	$10.63	$10.32

Net investment income(a)	0.10		0.30	0.27	0.28	0.20	0.15
Net realized and unrealized gain (loss)	0.10		0.15	(0.37)	(0.26)	0.26	0.41

Net increase (decrease) from investment operations	0.20		0.45	(0.10)	0.02	0.46	0.56

Distributions:(b)
From net investment income	(0.12)		—	(0.50)	(0.34)	(0.14)	(0.13)
From net realized gain	—		—	—	(0.12)	—	(0.11)
From return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.12)		—	(0.50)	(0.46)	(0.14)	(0.25)

Net asset value, end of period	$10.44		$10.36	$9.91	$10.51	$10.95	$10.63

Total Return:(c)
Based on net asset value	1.95	%(d)(e)	4.54%	(0.92)%	0.20%	4.36%	5.45%

Ratios to Average Net Assets:(f)
Total expenses	1.98	%(g)	1.86%	2.08%	1.73%	1.61%	1.56%

Total expenses excluding recoupment of past waived and/or reimbursed fees	1.98	%(g)	1.86%	2.08%	1.73%	1.61%	1.54%

Total expenses after fees waived and/or reimbursed	1.98	%(g)	1.86%	2.07%	1.72%	1.59%	1.53%

Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales	1.05	%(g)	1.08%	1.09%	1.07%	1.03%	1.18%

Net investment income	1.91	%(g)	2.91%	2.69%	2.63%	1.83%	1.38%

Supplemental Data:
Net assets, end of period (000)	$2,346,713		$3,640,459	$3,378,151	$4,505,530	$4,623,194	$1,335,924

Portfolio turnover rate	89%		229%	253%	211%	207%	185%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/2018 (Unaudited)	Year Ended July 31,
		2017	2016	2015	2014	2013
Investments in underlying funds	—	0.01%	0.01%	—	0.05%	—

(g)	Annualized.

See notes to financial statements.

54	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Credit Fund (continued)
	Investor A
	Six Months Ended 01/31/2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.31		$9.88	$10.48	$10.93	$10.61	$10.30

Net investment income(a)	0.07		0.26	0.24	0.25	0.16	0.12
Net realized and unrealized gain (loss)	0.11		0.17	(0.36)	(0.27)	0.27	0.42

Net increase (decrease) from investment operations	0.18		0.43	(0.12)	(0.02)	0.43	0.54

Distributions:(b)
From net investment income	(0.06)		—	(0.48)	(0.31)	(0.11)	(0.11)
From net realized gain	—		—	—	(0.12)	—	(0.11)
From return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.06)		—	(0.48)	(0.43)	(0.11)	(0.23)

Net asset value, end of period	$10.43		$10.31	$9.88	$10.48	$10.93	$10.61

Total Return:(c)
Based on net asset value	1.79	%(d)(e)	4.35%	(1.15)%	(0.10)%	4.09%	5.23%

Ratios to Average Net Assets:(f)
Total expenses	2.15	%(g)	2.13%	2.29%	1.98%	1.91%	1.79%

Total expenses excluding recoupment of past waived and/or reimbursed fees	2.15	%(g)	2.13%	2.29%	1.98%	1.91%	1.77%

Total expenses after fees waived and/or reimbursed	2.15	%(g)	2.12%	2.29%	1.98%	1.89%	1.75%

Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales	1.30	%(g)	1.35%	1.34%	1.33%	1.32%	1.40%

Net investment income	1.38	%(g)	2.63%	2.41%	2.36%	1.48%	1.11%

Supplemental Data:
Net assets, end of period (000)	$192,841		$228,373	$422,079	$1,032,811	$1,575,812	$910,247

Portfolio turnover rate	89%		229%	253%	211%	207%	185%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/2018 (Unaudited)	Year Ended July 31,
		2017	2016	2015	2014	2013
Investments in underlying funds	—	0.01%	0.01%	—	0.05%	—

(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Credit Fund (continued)
	Investor C
	Six Months Ended 01/31/2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.10		$9.76	$10.38	$10.87	$10.56	$10.26

Net investment income(a)	0.05		0.19	0.17	0.17	0.08	0.04
Net realized and unrealized gain (loss)	0.10		0.15	(0.36)	(0.26)	0.27	0.41

Net increase (decrease) from investment operations	0.15		0.34	(0.19)	(0.09)	0.35	0.45

Distributions:(b)
From net investment income	—		—	(0.43)	(0.28)	(0.04)	(0.03)
From net realized gain	—		—	—	(0.12)	—	(0.11)
From return of capital	—		—	—	—	—	(0.01)

Total distributions	—		—	(0.43)	(0.40)	(0.04)	(0.15)

Net asset value, end of period	$10.25		$10.10	$9.76	$10.38	$10.87	$10.56

Total Return:(c)
Based on net asset value	1.49	%(d)(e)	3.48%	(1.85)%	(0.82)%	3.31%	4.39%

Ratios to Average Net Assets:(f)
Total expenses	3.04	%(g)	2.87%	3.06%	2.72%	2.63%	2.50%

Total expenses excluding recoupment of past waived and/or reimbursed fees	3.04	%(g)	2.87%	3.06%	2.72%	2.63%	2.48%

Total expenses after fees waived and/or reimbursed	3.04	%(g)	2.87%	3.06%	2.72%	2.62%	2.47%

Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales	2.09	%(g)	2.10%	2.09%	2.07%	2.05%	2.12%

Net investment income	0.98	%(g)	1.88%	1.69%	1.64%	0.76%	0.39%

Supplemental Data:
Net assets, end of period (000)	$113,985		$132,965	$215,364	$342,148	$390,031	$156,619

Portfolio turnover rate	89%		229%	253%	211%	207%	185%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return is 1.39%.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/2018 (Unaudited)	Year Ended July 31,
		2017	2016	2015	2014	2013
Investments in underlying funds	—	0.01%	0.01%	—	0.05%	—

(g)	Annualized.

See notes to financial statements.

56	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Credit Fund (continued)
	Class K
	Six Months Ended 01/31/2018 (Unaudited)		Year Ended 07/31/2017	Period from 03/28/2016 (a) to 07/31/2016
Net asset value, beginning of period	$10.37		$9.92	$9.70

Net investment income(b)	0.11		0.30	0.11
Net realized and unrealized gain	0.11		0.15	0.11

Net increase from investment operations	0.22		0.45	0.22

Distributions:(c)
From net investment income	(0.14)		—	—

Net asset value, end of period	$10.45		$10.37	$9.92

Total Return:(d)
Based on net asset value	2.12	%(e)(f)	4.54%	2.27	%(e)

Ratios to Average Net Assets:(g)
Total expenses	1.85	%(h)	1.79%	2.14	%(h)

Total expenses excluding recoupment of past waived and/or reimbursed fees	1.85	%(h)	1.79%	2.14	%(h)

Total expenses after fees waived and/or reimbursed	1.85	%(h)	1.79%	2.14	%(h)

Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales	0.98	%(h)	1.02%	1.01	%(h)

Net investment income	2.09	%(h)	2.97%	3.35	%(h)

Supplemental Data:
Net assets, end of period (000)	$1,289,339		$30,093	$27,712

Portfolio turnover rate	89%		229%	253%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/2018 (Unaudited)	Year Ended 07/31/2017	Period from 03/28/2016 to 07/31/2016
Investments in underlying funds	—	0.01%	0.01%

(h)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Global Long/Short Credit Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes		None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Defensive Positions: Investment policies may vary for temporary defensive purposes during periods in which the investment adviser believes that conditions in the securities markets or other economic, financial or political conditions warrant. Under such conditions, the Fund may invest up to 100% of its total assets in U.S. Government securities, certificates of deposit, repurchase agreements that involve purchases of debt securities, bankers’ acceptances and other bank obligations, commercial paper, money market funds and/or other debt securities, or may hold its assets in cash. The investment adviser applies this defensive posture as applicable and is consistent with the Fund’s investment policies.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written, swaps and short sales) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

58	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Recent Accounting Standards: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Fund’s presentation in the Statement of Cash Flows.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on their relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•	Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•	Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•	Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements  (unaudited) (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs:

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii)   recapitalizations and other transactions across the capital structure; and

(iii)  market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii)   quoted prices for similar investments or assets in active markets; and

(iii)  other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii)   changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)  relevant news and other public sources; and

(iv)  known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market—corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

60	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

As of January 31, 2018, certain investments of the Fund were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements  (unaudited) (continued)

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Commodity-Linked Notes: Commodity-linked notes seek to provide exposure to the investment returns of the commodities markets, without investing directly in commodities. In a commodity-linked note, a fund purchases a note and, in return, the issuer typically provides for an interest payment and a principal payment at maturity linked to the price movement of the underlying commodity index less an agreed-upon fee. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. In addition to credit, interest rate and counterparty risk typically associated with traditional debt investments, commodity-linked notes are subject to risks affecting the underlying commodity index. The value of the commodity-linked notes may fluctuate by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The commodity-linked notes have an automatic redemption feature if the underlying index declines from the original trade date by the amount specified in the agreement. A fund has the option to request prepayment from the issuer at any time.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Inter-bank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of

62	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:

Borrower	Par	Commitment Amount	Value	Unrealized Appreciation
Nidda Healthcare Holding	$3,200,272	$3,973,297	$3,984,860	$11,563
Convergint Tech LLC	19,012	18,964	19,107	143
Lakeland Tours LLC	25,343	25,280	25,723	443
Learfield Communication	307,712	306,943	310,789	3,846
MTN Infrastructure	298,941	297,447	300,810	3,363
Mitchell International, Inc.	101,479	100,971	101,910	939

Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.

Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.

For the six months ended January 31, 2018, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Fund were $45,833,092 and (0.02)%, respectively.

Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements  (unaudited) (continued)

As of period end, the following table is a summary of the Fund’s open borrowed bond agreements and reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

Borrowed Bond Agreements and Reverse Repurchase Agreements

Counterparty	Borrowed Bond Agreements (a)	Reverse Repurchase Agreements	Borrowed Bond at Value including Accrued Interest (b)	Exposure Due (to)/from Counterparty before Collateral	Non-cash Collateral Received	Cash Collateral Received	Fair Value of Non-cash Collateral Pledged Including Accrued Interest (c)	Cash Collateral Pledged	Net Collateral (Received)/ Pledged (c)	Net Exposure Due (to)/from Counterparty (d)
Barclays Bank plc	$46,211,640	$—	$(45,822,711)	$388,929	$—	$—	$—	$—	$—	$388,929
Barclays Capital, Inc.	127,866,525	(10,926,563)	(127,292,795)	(10,352,833)	—	—	10,352,833	—	10,352,833	—
BNP Paribas SA	31,333,803	—	(31,067,518)	266,285	—	—	—	—	—	266,285
Citigroup Global Markets Holdings, Inc.	6,481,412	—	(6,283,284)	198,128	—	—	—	—	—	198,128
Citigroup Global Markets, Inc.	56,597,599	—	(56,687,155)	(89,556)	—	—	—	—	—	(89,556)
Credit Suisse AG	51,270,609	—	(51,240,889)	29,720	—	—	—	—	—	29,720
Credit Suisse Securities USA LLC	54,352,600	—	(53,677,304)	675,296	—	—	—	—	—	675,296
Deutsche Bank AG	12,243,281	—	(11,746,489)	496,792	—	—	—	—	—	496,792
Deutsche Bank Securities, Inc.	95,981,316	—	(95,902,501)	78,815	—	—	—	—	—	78,815
JP Morgan Securities LLC	95,765,164	—	(95,086,948)	678,216	—	—	—	—	—	678,216
Merrill Lynch, Pierce, Fenner & Smith Inc.	62,443,739	—	(62,486,917)	(43,178)	—	—	—	—	—	(43,178)
MUFG Securities Americas, Inc.	46,597,420	—	(48,022,423)	(1,425,003)	—	—	—	—	—	(1,425,003)
Nomura Securities International, Inc.	11,072,263	—	(10,838,894)	233,369	—	—	—	—	—	233,369
RBC Capital Markets, LLC	128,623,641	(10,429,535)	(114,315,486)	3,878,620	—	—	—	—	—	3,878,620 (e)

	$826,841,012	$(21,356,098)	$(810,471,314)	$(4,986,400)	$—	$—	$10,352,833	$—	$10,352,833	$5,366,433

(a)	Included in Investments at value-unaffiliated in the Statement of Assets and Liabilities.
(b)	Includes accrued interest on borrowed bonds in the amount of $7,807,860 which is included in interest expense payable in the Statement of Assets and Liabilities.
(c)	Net collateral with a value of $24,099,858 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(d)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.
(e)	Borrowed bond agreement with a value of $14,560,499, has been purchased and is pending settlement as of January 31, 2018.

Short Sales (Borrowed Bonds): In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is shown as interest expense in the Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.

Short Sales (Investments Sold Short): In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statement of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedule of Investments. A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the Statement of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

64	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: The Fund purchases and writes call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that the Fund holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

•	Swaptions — The Fund purchases and writes options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

•	Foreign currency options — The Fund purchases and writes foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements  (unaudited) (continued)

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

•	Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed-income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

•	Total return basket swaps — Total return swaps are entered into to obtain exposure to a portfolio of long and short securities without owning such securities.

Under the terms of a contract, the swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•	Currency swaps — Currency swaps are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

•	Forward swaps — The Fund enters into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

•	Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

66	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $1 Billion	0.95%
$1 Billion — $3 Billion	0.89
$3 Billion — $5 Billion	0.86
$5 Billion — $6.5 Billion	0.83
$6.5 Billion — $10 Billion	0.80
Greater than $10 Billion	0.76

With respect to the Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”) (collectively, the “Sub-Advisors”), each an affiliate of the Manager. The Manager pays BIL and BRS, for services each provides, for that portion of the Fund for which it acts as sub-adviser, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor C
Service Fee	0.25%	0.25%
Distribution Fee	—	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended January 31, 2018, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Investor A	Investor C	Total
Service and distribution Fees	$259,631	$613,265	$872,896

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements  (unaudited) (continued)

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.015% of the average daily net assets of each respective class.

For the six months ended January 31, 2018, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Statement of Operations:

Institutional	Investor A	Investor C	Class K	Total
$197,088	$9,199	$15,579	$82,642	$304,508

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2018, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Total
$ 141,277	$ 16	$141,293

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended January 31, 2018, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Investor C	Class K	Total
$3,426	$488	$848	$147	$4,909

For the six months ended January 31, 2018, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Class K	Total
$771,039	$57,500	$48,884	$234	$877,657

Other Fees: For the six months ended January 31, 2018, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $3,895.

For the six months ended January 31, 2018, affiliates received CDSCs of $3,190 for Investor C Shares.

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to the Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended January 31, 2018, the amount waived was $2,111.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the independent trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended January 31, 2018, there were no fees waived by the Manager.

With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C	Class K
1.20%	1.40%	2.15%	1.15%

68	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The Manager has agreed not to reduce or discontinue these contractual expense limitations through November 30, 2018, unless approved by the Board, including a majority of the trustees or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2018, there were no fees waived and/or reimbursed by the Manager.

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

On January 31, 2018, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:

Expires July 31, 2019
Fund Level	$—
Institutional	—
Investor A	7,758
Investor C	2,304
Investor K	—

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended January 31, 2018, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

Other Transactions: During the period ended January 31, 2018, the Fund received a reimbursement of $141,479 from an affiliate, which is included in payment by affiliate in the Statement of Operations, related to operating errors.

The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2018, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	$13,762,503
Sales	11,534,302
Net Realized Loss	(302,319)

7.	PURCHASES AND SALES:

For the six months ended January 31, 2018, purchases and sales of investments, including paydowns and excluding short-term securities, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$3,237,012,214	$3,265,205,487
U.S. Government Securities	799,329,222	651,411,792

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements  (unaudited) (continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended July 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of July 31, 2017, the Fund had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains of $282,599,133.

As of January 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$4,833,769,517

Gross unrealized appreciation	159,405,300
Gross unrealized depreciation	(147,058,528)

Net unrealized appreciation (depreciation)	$12,346,772

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2018, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market,

70	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

issuer and counterparty credit risks with respect to these financial assets is approximately its value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.

With exchange-traded options purchased, futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on its investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic down-turns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

The United Kingdom voted on June 23, 2016 to withdraw from the European Union, which may introduce significant new uncertainties and instability in the financial markets across Europe.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 01/31/18		Year Ended 07/31/2017
	Shares	Amount	Shares	Amount
Institutional
Shares sold	34,429,921	$358,400,928	146,840,472	$1,487,050,368
Shares issued in reinvestment of distributions	2,110,404	21,842,676	—	—
Shares redeemed	(163,230,770)	(1,694,801,439)	(136,315,907)	(1,379,832,734)

Net decrease	(126,690,445)	$(1,314,557,835)	10,524,565	$107,217,634

Investor A
Shares sold	1,645,920	$17,065,719	5,081,114	$51,310,414
Shares issued in reinvestment of distributions	108,563	1,122,546	—	—
Shares redeemed	(5,420,400)	(56,141,018)	(25,626,965)	(259,038,733)

Net decrease	(3,665,917)	$(37,952,753)	(20,545,851)	$(207,728,319)

Investor C
Shares sold	552,819	$5,631,034	810,122	$8,041,849
Shares redeemed	(2,597,857)	(26,357,596)	(9,716,264)	(96,447,751)

Net decrease	(2,045,038)	$(20,726,562)	(8,906,142)	$(88,405,902)

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 01/31/18		Year Ended 07/31/2017
	Shares	Amount	Shares	Amount
Class K(a)
Shares sold	126,496,462	$1,314,568,234	1,459,618	$14,681,704
Shares issued in reinvestment of distributions	50,834	526,640	—	—
Shares redeemed	(6,025,198)	(62,900,441)	(1,353,439)	(13,679,406)

Net increase	120,522,098	$1,252,194,433	106,179	$1,002,298

Total Net Decrease	(11,879,302)	$(121,042,717)	(18,821,249)	$(187,914,289)

(a)	Commencement of offering of class of shares effective March 28, 2016.

12.	SUBSEQUENT EVENTS:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

72	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Rodney D. Johnson, Chair of the Board and Trustee

Mark Stalnecker, Chair Elect of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick , Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Manager and Administrator	Custodians
BlackRock Advisors, LLC Wilmington, DE 19809	JPMorgan Chase Bank, N.A. New York, NY 10179

The Bank of New York Mellon New York, NY 10286

Sub-Advisers	Independent Registered Public Accounting Firm
BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	PricewaterhouseCoopers LLP Philadelphia, PA 19103

BlackRock (Singapore) Limited	Distributor
079912 Singapore	BlackRock Investments, LLC
New York, NY 10022

Accounting Agent	Legal Counsel
JPMorgan Chase Bank, N.A. New York, NY 10179	Sidley Austin LLP New York, NY 10019

Transfer Agent	Address of the Trust
BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	100 Bellevue Parkway Wilmington, DE 19809

TRUSTEE AND OFFICER INFORMATION	73

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

74	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Glossary of Terms Used in this Report

Currency Abbreviations

CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviations

CDO	Collateralized Debt Obligation
CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
PIK	Payment-In-Kind
PJSC	Public Joint Stock Company
SPDR	Standard & Poor’s Depositary Receipts
S&P	Standard & Poor’s

ADDITIONAL INFORMATION / GLOSSARY OF TERMS USED IN THIS REPORT	75

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

CSGLSCMT-1/18-SAR

JANUARY 31, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

➢	BlackRock Short Obligations Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended January 31, 2018, assets with higher risk and return potential, such as stocks and high-yield bonds, continued to deliver strong performance. The equity market advanced despite geopolitical uncertainty and relatively high valuations, while bond returns were constrained by rising interest rates.

Emerging market stocks posted the strongest performance, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, the 10-year U.S. Treasury — a bellwether of the bond market — posted a modest negative return, as rising energy prices, higher wages, and steady job growth drove expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together. Consensus expectations for global economic growth also rose, as long-anticipated fiscal stimulus and capital spending plans indicated that new sources of demand could extend the current economic cycle.

The Fed responded to these positive developments by increasing short-term interest rates three times during the year. In October 2017, the Fed also reduced its $4.5 trillion balance sheet by $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) continued to expand their balance sheets despite nascent signs of sustained economic growth. Rising global growth and inflation, as well as limited bond supply, put steady pressure on other central banks to follow in the Fed’s footsteps. In October 2017, the ECB announced plans to cut its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus, as the country’s inflation rate remained below 2.0%.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018. We continue to believe the primary risks to the economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension.

In December 2017, Congress passed a sweeping tax reform bill. The U.S. tax overhaul is likely to accentuate the existing reflationary themes, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	15.43%	26.41%
U.S. small cap equities (Russell 2000® Index)	11.23	17.18
International equities (MSCI Europe, Australasia, Far East Index)	12.14	27.60
Emerging market equities (MSCI Emerging Markets Index)	18.51	41.01
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.58	0.93
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(2.74)	(0.47)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.35)	2.15
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.01	3.41
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.94	6.60
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of January 31, 2018	BlackRock Short Obligations Fund

Investment Objective

BlackRock Short Obligations Fund’s (the “Fund”) investment objective is to seek current income consistent with preservation of capital.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2018, the Fund’s Institutional Shares underperformed its benchmark, the ICE BofAML 6-Month U.S. Treasury Bill Index, while Class K Shares performed in line with the index.

What factors influenced performance?

During the period, the Fund’s underweight position in structured assets, comprised entirely of consumer asset-backed securities (excluding mortgages), detracted from performance.

The Fund’s significant exposure to corporate credit instruments, with an overweight in financials, contributed to performance. Exposure to non-traditional tri-party repurchase agreements and an overweight to floating rate securities also added to returns versus the benchmark.

Describe recent portfolio activity.

The Fund’s duration (a gauge of interest-rate sensitivity) was increased from 0.25 years to 0.46 years as the front end of the curve yield steepened over the period.

Describe portfolio positioning at period end.

At the end of the period, the Fund maintained an overweight to corporate credit instruments, along with a slightly shorter duration than the benchmark.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Corporate Bonds	50%
Commercial Paper	24
Certificates of Deposit	20
Repurchase Agreements	3
Asset-Backed Securities	1
Money Market Funds	1
Other Assets Less Liabilities	1

MATURITY BREAKDOWN

Percent of Net Assets
1-7 days	3%
8-14 days	5
31-60 days	6
61-90 days	11
91-120 days	6
121-150 days	8
>150 days	61

Performance Summary for the Period Ended January 31, 2018

				Average Annual Total Returns (a)
	Standardized 30-Day Yield (b)	Unsubsidized 30-Day Yield (b)	6-Month Total Returns	1 Year	5 Years	Since Inception (c)
Institutional	1.55%	1.36%	0.44%	1.16%	0.79%	0.76%
Class K	1.60	1.44	0.59	1.35	0.87	0.85
ICE BofAML 6-Month U.S. Treasury Bill Index(d)	—	—	0.60	0.99	0.45	0.44

(a)	Under normal market conditions, the Fund will invest in U.S. dollar denominated investment grade and short-term fixed and floating rate debt securities maturing in three years or less (with certain exceptions) and will maintain a dollar-weighted average maturity of 180 days or less and a dollar-weighted average life of 365 days or less.
(b)	The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)	The Fund commenced operations on November 15, 2012.
(d)	An unmanaged index that tracks 6-month U.S. Treasury securities.

Past performance is not indicative of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (a)
	Beginning Account Value 08/01/17	Ending Account Value 01/31/18	Expenses Paid During the Period (b)	Beginning Account Value 08/01/17	Ending Account Value 01/31/18	Expenses Paid During the Period (b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,004.40	$1.52	$1,000.00	$1,023.69	$1.53	0.30%
Class K	1,000.00	1,005.90	1.01	1,000.00	1,024.20	1.02	0.20

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” on page 5 for further information on how expenses were calculated.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to July 9, 2013, the Fund’s Institutional Shares performance results are those of Class K Shares restated to reflect Institutional Shares fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend/payable dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, waived and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving or reimbursing its fees after the applicable termination date of the agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on August 1, 2017 and held through January 31, 2018) are intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

ABOUT FUND PERFORMANCE / DISCLOSURE OF EXPENSES	5

Schedule of Investments (unaudited) January 31, 2018	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 0.8%
CarMax Auto Owner Trust, Series 2016-2, Class A2A, 1.24%, 06/17/19	USD	9	$8,872
Chase Issuance Trust, Series 2016-A2, Class A, 1.37%, 06/15/21		1,000	988,279
Ford Credit Auto Owner Trust, Series 2016-B, Class A2A, 1.08%, 03/15/19		8	7,980

Total Asset-Backed Securities — 0.8% (Cost: $1,012,103)			1,005,131

Corporate Bonds — 50.7%

Aerospace & Defense — 1.2%
Lockheed Martin Corp., 4.25%, 11/15/19		1,548	1,598,111

Automobiles — 3.3%(a)
BMW US Capital LLC, (LIBOR USD 3 Month + 0.38%), 2.08%, 04/06/20(b)		1,000	1,005,554
Daimler Finance North America LLC:
2.00%, 08/03/18		250	249,940
(LIBOR USD 3 Month + 0.62%), 2.39%, 10/30/19(b)		500	503,282
(LIBOR USD 3 Month + 0.63%), 2.33%, 01/06/20(b)		750	755,442
Hyundai Capital America, (LIBOR USD 3 Month + 0.80%), 2.49%, 04/03/20(b)		425	424,311
Nissan Motor Acceptance Corp.(b):
(LIBOR USD 3 Month + 0.80%), 2.50%, 04/06/18		500	500,553
(LIBOR USD 3 Month + 1.01%), 2.53%, 03/08/19		250	252,130
(LIBOR USD 3 Month + 0.39%), 2.08%, 09/28/20		750	751,398

			4,442,610
Banks — 21.7%
ABN AMRO Bank NV, 2.50%, 10/30/18(a)		2,500	2,505,612
Australia & New Zealand Banking Group Ltd., (LIBOR USD 3 Month + 0.32%), 1.72%, 11/09/20(a)(b)		1,500	1,502,847
Bank of America Corp., 5.65%, 05/01/18		1,750	1,766,335
Bank of America NA, 2.05%, 12/07/18		250	249,836
Banque Federative du Credit Mutuel SA, 2.50%, 10/29/18(a)		200	200,410
BNP Paribas SA, 2.40%, 12/12/18		1,000	1,001,915
Canadian Imperial Bank of Commerce, (LIBOR USD 3 Month + 0.31%), 2.01%, 10/05/20(b)		1,000	1,001,100
Capital One NA:
2.35%, 07/17/18		1,000	1,001,301
(LIBOR USD 3 Month + 1.15%), 2.57%, 07/18/18(b)		500	502,037
Citigroup, Inc., (LIBOR USD 3 Month + 0.86%), 2.38%, 12/07/18(b)		500	502,394
Commonwealth Bank of Australia(a)(b):
(LIBOR USD 3 Month + 0.35%), 1.73%, 08/03/18		500	500,547
(LIBOR USD 3 Month + 1.06%), 2.65%, 03/15/19		350	353,376
(LIBOR USD 3 Month + 0.45%), 1.99%, 03/10/20		1,135	1,138,935
Credit Agricole SA, London, 2.13%, 04/17/18(a)		2,700	2,701,491
Danske Bank A/S, 2.75%, 09/17/20(a)		2,000	2,000,559
Fifth Third Bank, 2.20%, 09/30/20		1,000	987,411
JPMorgan Chase & Co., 1.70%, 02/01/18		1,345	1,345,000
Nordea Bank AB(a):
1.88%, 09/17/18		2,000	1,997,008
(LIBOR USD 3 Month + 0.84%), 2.44%, 09/17/18(b)		500	502,299
Royal Bank of Canada:
2.00%, 12/10/18		1,000	999,877
(LIBOR USD 3 Month + 0.70%), 2.24%, 12/10/18(b)		520	522,350
Santander UK plc:
2.00%, 08/24/18		548	547,296
(LIBOR USD 3 Month + 0.30%), 1.68%, 11/03/20(b)		500	499,595
2.13%, 11/03/20		610	600,958

Security	Par (000)		Value
Banks (continued)
Sumitomo Mitsui Trust Bank Ltd., 1.95%, 09/19/19(a)	USD	200	$197,625
Svenska Handelsbanken AB, (LIBOR USD 3 Month + 0.36%), 1.88%, 09/08/20(b)		395	396,671
Toronto-Dominion Bank (The), 2.63%, 09/10/18		1,500	1,505,167
Wells Fargo Bank NA, (LIBOR USD 3 Month + 0.23%), 1.97%, 01/15/20(b)		685	685,789
Westpac Banking Corp., 1.95%, 11/23/18		1,000	998,481

			28,714,222
Beverages — 1.9%
PepsiCo, Inc., (LIBOR USD 3 Month + 0.00%), 1.72%, 10/15/18(b)		2,500	2,499,694

Capital Markets — 3.4%
Goldman Sachs Group, Inc. (The), (LIBOR USD 3 Month + 1.20%), 2.97%, 04/30/18(b)		2,000	2,004,844
ING Bank NV, 2.05%, 08/17/18(a)		500	499,857
Morgan Stanley(b):
(LIBOR USD 3 Month + 1.28%), 3.03%, 04/25/18		250	250,621
(LIBOR USD 3 Month + 0.80%), 2.21%, 02/14/19		960	964,896
UBS AG, 2.38%, 08/14/19		750	748,384

			4,468,602
Consumer Finance — 3.7%
American Express Credit Corp., (LIBOR USD 3 Month + 0.78%), 2.17%, 10/15/18(b)		500	502,350
American Honda Finance Corp.:
(LIBOR USD 3 Month + 0.83%), 2.27%, 02/22/19(b)		250	252,045
2.00%, 11/13/19		500	496,793
Caterpillar Financial Services Corp.:
5.45%, 04/15/18		500	503,640
1.80%, 11/13/18		645	643,717
2.00%, 03/05/20		490	485,059
John Deere Capital Corp., (LIBOR USD 3 Month + 0.29%), 1.95%, 06/22/20(b)		2,000	2,006,688

			4,890,292
Diversified Financial Services — 1.4%(b)
JPMorgan Chase Bank NA, (LIBOR USD 3 Month + 0.45%), 2.09%, 08/21/18		1,000	1,001,966
Siemens Financieringsmaatschappij NV, (LIBOR USD 3 Month + 0.32%), 1.88%, 09/13/19(a)		800	803,116

			1,805,082
Energy Equipment & Services — 1.9%
Schlumberger Finance Canada Ltd., 2.20%, 11/20/20(a)		2,500	2,466,554

Food & Staples Retailing — 1.5%
Walmart, Inc., 1.75%, 10/09/19		2,000	1,984,452

Health Care Equipment & Supplies — 1.9%
Medtronic, Inc.:
1.38%, 04/01/18		1,646	1,644,813
2.50%, 03/15/20		830	830,244

			2,475,057
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc., 1.95%, 10/15/20		285	280,549

Industrial Conglomerates — 0.2%
Honeywell International, Inc., 1.80%, 10/30/19		260	257,741

Insurance — 0.6%
Suncorp-Metway Ltd., 2.38%, 11/09/20(a)		750	741,482

Internet Software & Services — 2.4%
Alibaba Group Holding Ltd., 2.50%, 10/28/19		3,250	3,243,229

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels — 1.8%
BP Capital Markets plc, 1.67%, 02/13/18	USD	2,000	$1,999,924
Enterprise Products Operating LLC, 6.65%, 04/15/18		374	377,490

			2,377,414
Semiconductors & Semiconductor Equipment — 1.1%
QUALCOMM, Inc., 1.40%, 05/18/18		1,500	1,498,383

Software — 0.4%
Oracle Corp., 2.38%, 01/15/19		600	601,781

Specialty Retail — 0.1%
Lowe’s Cos., Inc., (LIBOR USD 3 Month + 0.60%), 2.17%, 09/14/18(b)		195	195,677

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.(b):
(LIBOR USD 3 Month + 0.25%), 1.63%, 05/03/18		1,100	1,100,683
(LIBOR USD 3 Month + 0.20%), 1.59%, 02/07/20		1,502	1,505,700

			2,606,383

Total Corporate Bonds — 50.7% (Cost: $67,234,945)			67,147,315

Total Long-Term Investments — 51.5% (Cost: $68,247,048)			68,152,446

Certificates of Deposit — 20.1%

Yankee — 20.1%(c)
Bank of Montreal, Chicago, (LIBOR USD 1 Month + 0.30%), 1.86%, 06/13/19(b)		500	500,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, (LIBOR USD 3 Month + 0.45%), 1.99%, 09/09/19(b)		500	500,390
Barclays Bank plc, New York:
1.80%, 05/18/18		1,600	1,599,750
1.94%, 09/04/18		1,500	1,498,636
Cooperatieve Rabobank UA, New York, (LIBOR USD 1 Month + 0.22%), 1.78%, 04/24/18(b)		2,300	2,301,014
Credit Industriel et Commercial SA, New York, (LIBOR USD 1 Month + 0.18%), 1.74%, 04/16/18(b)		350	350,126
Credit Industriel et Commercial, New York, (LIBOR USD 1 Month + 0.16%), 1.73%, 06/01/18(b)		1,000	1,000,162
Credit Suisse AG, New York, 1.66%, 08/17/18		3,000	2,993,906
Lloyds Bank plc, New York, (LIBOR USD 1 Month + 0.26%), 1.82%, 08/20/18(b)		3,000	3,000,789
Mizuho Bank Ltd., New York(b):
(LIBOR USD 1 Month + 0.23%), 1.79%, 07/18/18		1,500	1,500,092
(LIBOR USD 3 Month + 0.50%), 2.17%, 09/24/18		500	500,441
Norinchukin Bank (The), New York, (LIBOR USD 1 Month + 0.19%), 1.75%, 06/05/18(b)		1,500	1,500,382
Standard Chartered Bank, New York, (LIBOR USD 1 Month + 0.21%), 1.77%, 06/14/18(b)		500	500,065
Sumitomo Mitsui Banking Corp., New York(b):
(LIBOR USD 1 Month + 0.22%), 1.78%, 06/22/18		900	900,052
(LIBOR USD 1 Month + 0.28%), 1.85%, 07/27/18		3,000	3,000,729
Sumitomo Mitsui Trust Bank Ltd. New York, (LIBOR USD 1 Month + 0.20%), 1.76%, 06/05/18(b)		1,000	1,000,047
Sumitomo Mitsui Trust Bank Ltd., New York, (LIBOR USD 1 Month + 0.20%), 1.76%, 04/13/18(b)		500	500,178
Svenska Handelsbanken AB, New York, (LIBOR USD 1 Month + 0.16%), 1.72%, 09/04/18(b)		1,000	999,829
Svenska Handelsbanken, New York, (LIBOR USD 3 Month + 0.35%), 1.76%, 08/13/18(b)		1,000	1,000,420
Toronto-Dominion Bank (The), New York, (LIBOR USD 1 Month + 0.19%), 1.76%, 09/04/18(b)		1,500	1,499,883

			26,646,891

Total Certificates of Deposit — 20.1% (Cost: $26,649,816)			26,646,891

Security	Par (000)		Value
Commercial Paper — 24.0%
Alpine Securitization Ltd., 1.61%, 04/17/18(a)(d)	USD	300	$298,883
Antalis SA, 1.97%, 07/10/18(d)		500	495,749
ASB Finance Ltd., (LIBOR USD 1 Month + 0.47%), 2.05%, 02/12/18(a)(b)		1,500	1,500,296
Atlantic Asset Securitization LLC, 2.02%, 06/11/18(d)		695	690,301
Barclays Bank plc, 1.61%, 03/22/18(a)(d)		500	498,873
Bedford Row Funding Corp., (LIBOR USD 1 Month + 0.24%), 1.83%, 11/20/18(b)		1,000	999,795
Bell Canada, Inc., 2.01%, 03/08/18(d)		400	399,278
BNP Paribas SA, 1.78%, 05/14/18(d)		2,300	2,288,306
BPCE SA(d):
1.72%, 05/25/18		500	497,199
1.89%, 06/04/18		2,300	2,285,827
Campbell Soup Co., 1.98%, 03/28/18(d)		1,000	997,055
Canadian Imperial Bank of Commerce, (LIBOR USD 1 Month + 0.24%), 1.82%, 10/16/18(b)		2,500	2,500,095
Carnival Corp., 1.81%, 03/05/18(d)		400	399,329
CenterPoint Energy, Inc., 1.66%, 02/01/18(d)		2,000	1,999,908
Chariot Funding LLC, 1.90%, 06/20/18(d)		1,800	1,786,784
Dominion Energy, Inc., 1.90%, 02/12/18(d)		1,500	1,499,135
Eni Finance USA, Inc., 2.00%, 02/06/18(d)		250	249,929
Ford Motor Credit Co. LLC, 1.82%, 05/11/18(d)		1,000	994,725
Hyundai Capital America, 1.98%, 04/03/18(d)		1,000	996,702
JPMorgan Securities LLC, 1.88%, 08/17/18(d)		500	494,577
Macquarie Bank Ltd.:
1.91%, 03/20/18 - 03/28/18(d)		1,000	997,621
Ridgefield Funding Co. LLC, 1.57%, 04/03/18(a)(d)		600	598,228
Societe Generale SA, 2.02%, 06/06/18(d)		785	780,071
Suncor Energy, Inc., 1.82%, 02/14/18(d)		2,000	1,998,644
Suncorp-Metway Ltd.(d):
1.54%, 04/09/18		350	348,830
1.76%, 04/30/18		1,000	995,506
Telstra Corp. Ltd., 1.48%, 04/09/18(d)		500	498,271
UBS AG, 1.90%, 08/29/18(e)		350	350,164
Westpac Banking Corp., (LIBOR USD 1 Month + 0.19%), 1.78%, 09/14/18(b)		1,000	999,927
White Plains Capital Co. LLC, 1.79%, 03/13/18(a)(d)		2,250	2,245,213

Total Commercial Paper — 24.0% (Cost: $31,685,728)			31,685,221

	Shares

Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.21%(f)(g)		625,437	625,437

Total Money Market Funds — 0.5% (Cost: $625,437)			625,437

Total Repurchase Agreements — 3.0% (Cost: $4,000,000)			4,000,000

Total Short-Term Securities — 47.6% (Cost: $62,960,981)			62,957,549

Total Investments — 99.1% (Cost: $131,208,029)*			131,109,995
Other Assets Less Liabilities — 0.9%			1,196,339

Net Assets — 100.0%			$132,306,334

*	Cost for U.S. federal income tax purposes.
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Short Obligations Fund

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)	Rates are discount rates or a range of discount rates at the time of purchase.
(e)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(f)	Annualized 7-day yield as of period end.

(g)	During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	185,916	439,521	625,437	$625,437	$5,438	$—	$—

				$625,437	$5,438	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Citigroup Global Markets, Inc.	2.11	%(a)	01/31/18	04/06/18	$1,000	$1,000	$1,003,808	Corporate/Debt Obligation, 4.95%, due 05/12/49	$1,014,924	$1,070,001
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.02	(a)	01/31/18	03/17/18	1,000	1,000	1,002,525	Corporate/Debt Obligation, 1.68%, due 10/26/36	1,445,960	1,250,000
Mizuho Securities USA LLC	2.32	(a)	01/31/18	03/07/18	2,000	2,000	2,004,518	Corporate/Debt Obligations, 3.88% to 3.93%, due 07/01/22 to 01/24/39	2,101,715	2,100,001

						$4,000				$4,420,002

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$68,152,446	$—	$68,152,446
Short-Term Securities:
Certificates of Deposit	—	26,646,891	—	26,646,891
Commercial Paper	—	31,685,221	—	31,685,221
Money Market Funds	625,437	—	—	625,437
Repurchase Agreements	—	4,000,000	—	4,000,000

Total Investments	$625,437	$130,484,558	$—	$131,109,995

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2018, there were no transfers between levels.

See notes to financial statements.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

January 31, 2018

BlackRock Short Obligations Fund

ASSETS
Investments at value — unaffiliated (cost — $126,582,592)	$126,484,558
Investments at value — affiliated (cost — $625,437)	625,437
Cash	311
Repurchase agreements at value (cost — $4,000,000)	4,000,000
Receivables:
Investments sold	728,161
Capital shares sold	193,581
Dividends — affiliated	368
Interest — unaffiliated	429,151
From the Manager	10,581
Prepaid expenses	24,197

Total assets	132,496,345

LIABILITIES
Payables:
Capital shares redeemed	41,668
Income dividends	48,881
Printing fees	22,906
Professional fees	27,574
Transfer agent fees	14,792
Administration fees	18,319
Trustees’ and Officer’s fees	2,391
Other affiliates	74
Other accrued expenses	13,406

Total liabilities	190,011

NET ASSETS	$132,306,334

NET ASSETS CONSIST OF
Paid-in capital	$132,377,249
Undistributed net investment income	7,741
Accumulated net realized gain	19,378
Net unrealized appreciation (depreciation)	(98,034)

NET ASSETS	$132,306,334

NET ASSET VALUE
Institutional — Based on net assets of $49,147,743 and 4,912,469 shares outstanding, unlimited number of shares authorized, $0.001 par value.	$10.00

Class K — Based on net assets of $83,158,591 and 8,296,459 shares outstanding, unlimited number of shares authorized, $0.001 par value.	$10.02

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statement of Operations  (unaudited)

January 31, 2018

BlackRock Short Obligations Fund

INVESTMENT INCOME
Dividends — affiliated	$5,438
Interest — unaffiliated	1,196,714

Total investment income	1,202,152

EXPENSES
Investment advisory	175,313
Professional	37,959
Administration	29,804
Transfer agent — class specific	19,073
Registration	19,009
Printing	17,374
Accounting services	16,917
Administration — class specific	14,024
Trustees and Officer	5,933
Custodian	3,513
Miscellaneous	7,089

Total expenses	346,008
Less:
Administration fees waived	(4,702)
Administration fees waived — class specific	(9,910)
Fees waived and/or reimbursed by the Manager	(168,467)
Transfer agent fees waived and/or reimbursed — class specific	(501)

Total expenses after fees waived and/or reimbursed	162,428

Net investment income	1,039,724

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments	1,595
Net change in unrealized depreciation on investments	(245,799)

Net realized and unrealized loss	(244,204)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$795,520

See notes to financial statements.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock Short Obligations Fund
	Six Months Ended 01/31/2018 (Unaudited)	Year Ended 07/31/2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,039,724	$1,120,739
Net realized gain	1,595	52,066
Net change in unrealized appreciation (depreciation)	(245,799)	86,174

Net increase in net assets resulting from operations	795,520	1,258,979

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(326,845)	(410,607)
Class K	(712,856)	(710,621)
From net realized gain:
Institutional	(11,743)	(15,447)
Class K	(22,331)	(13,560)

Decrease in net assets resulting from distributions to shareholders	(1,073,775)	(1,150,235)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(4,457,353)	88,070,135

NET ASSETS
Total increase (decrease) in net assets	(4,735,608)	88,178,879
Beginning of period	137,041,942	48,863,063

End of period	$132,306,334	$137,041,942

Undistributed net investment income, end of period	$7,741	$7,718

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Short Obligations Fund
	Institutional
	Six Months Ended 01/31/2018 (Unaudited)		Year Ended July 31,							Period from 07/09/2013(a) to 07/31/2013
			2017		2016		2015	2014
Net asset value, beginning of period	$10.03		$10.02		$10.00		$10.01	$10.00		$10.00

Net investment income(b)	0.07		0.12		0.08		0.05	0.05		0.00	(c)
Net realized and unrealized gain (loss)	(0.03)		0.01		0.02		(0.01)	0.00	(c)	0.00	(c)

Net increase from investment operations	0.04		0.13		0.10		0.04	0.05		0.00

Distributions:(d)
From net investment income	(0.07)		(0.12)		(0.08)		(0.05)	(0.04)		(0.00	)(e)
From net realized gain	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	—	(0.00	)(e)	(0.00	)(e)

Total distributions	(0.07)		(0.12)		(0.08)		(0.05)	(0.04)		0.00

Net asset value, end of period	$10.00		$10.03		$10.02		$10.00	$10.01		$10.00

Total Return:(f)
Based on net asset value	0.44	%(g)	1.30%		0.98%		0.45%	0.56%		0.03	%(g)

Ratios to Average Net Assets:
Total expenses	0.54	%(h)	0.54	%(i)	0.58	%(i)	1.02%	1.15%		1.53	%(h)(j)

Total expenses after fees waived and/or reimbursed	0.30	%(h)	0.24%		0.13%		0.12%	0.13%		0.13	%(h)

Net investment income	1.39	%(h)	1.17%		0.79%		0.55%	0.46%		0.51	%(h)

Supplemental Data:
Net assets, end of period (000)	$49,148		$38,160		$16,945		$10,182	$10,012		$10,004

Portfolio turnover rate	72%		140%		184%		68%	50%		35%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Amount is greater than $(0.005) per share.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Aggregate total return.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(j)	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.53%.

See notes to financial statements.

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Short Obligations Fund
	Class K (a)
	Six Months Ended 01/31/2018 (Unaudited)		Year Ended July 31,							Period from 11/15/2012(b) to 07/31/2013
			2017		2016		2015	2014
Net asset value, beginning of period	$10.04		$10.03		$10.01		$10.02	$10.01		$10.00

Net investment income(c)	0.08		0.12		0.08		0.06	0.05		0.03
Net realized and unrealized gain (loss)	(0.02)		0.01		0.02		(0.01)	0.00	(d)	0.01

Net increase from investment operations	0.06		0.13		0.10		0.05	0.05		0.04

Distributions:(e)
From net investment income	(0.08)		(0.12)		(0.08)		(0.06)	(0.04)		(0.03)
From net realized gain	(0.00	)(f)	(0.00	)(f)	(0.00	)(f)	—	(0.00	)(f)	(0.00	)(f)

Total distributions	(0.08)		(0.12)		(0.08)		(0.06)	(0.04)		(0.03)

Net asset value, end of period	$10.02		$10.04		$10.03		$10.01	$10.02		$10.01

Total Return:(g)
Based on net asset value	0.59	%(h)	1.35%		1.01%		0.47%	0.59%		0.43	%(h)

Ratios to Average Net Assets:
Total expenses	0.47	%(i)	0.50	%(j)	0.55	%(j)	0.99%	1.15%		1.00	%(i)(k)

Total expenses after fees waived and/or reimbursed	0.20	%(i)	0.17%		0.10%		0.10%	0.10%		0.13	%(i)

Net investment income	1.53	%(i)	1.22%		0.79%		0.57%	0.49%		0.46	%(i)

Supplemental Data:
Net assets, end of period (000)	$83,159		$98,882		$31,918		$41,660	$15,029		$15,017

Portfolio turnover rate	72%		140%		184%		68%	50%		35%

(a)	On the close of business on September 1, 2015, the Fund’s BlackRock Shares were redesignated as Class K Shares.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)	Amount is less than $0.005 per share.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Amount is greater than $(0.005) per share.
(g)	Where applicable, assumes the reinvestment of distributions.
(h)	Aggregate total return.
(i)	Annualized.
(j)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(k)	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.00%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Short Obligations Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that only shares of the respective classes are entitled to vote on matters concerning only that class. Shares are sold without a sales charge and only to certain eligible investors.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•	Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a fund, respectively.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements  (unaudited) (continued)

In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a liability with respect to such excess collateral. The liability reflects a fund’s obligation under bankruptcy law to return the excess to the counterparty.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets.

Average Daily Net Assets	Investment Advisory Fees
First $1 Billion	0.25%
$1 Billion — $3 Billion	0.24
$3 Billion — $5 Billion	0.23
$5 Billion — $10 Billion	0.22
Greater than $10 Billion	0.21

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates as follows:

Average Daily Net Assets	Administration Fees
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended January 31, 2018, the Fund paid the following to the Manager in return for these services, which are included in administration – class specific in the Statement of Operations:

Institutional	Class K	Total
$4,630	$9,394	$14,024

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended January 31, 2018, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent – class specific in the Statement of Operations:

Institutional	Total
$33	$33

For the six months ended January 31, 2018, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	Class K	Total
$18,941	$132	$19,073

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Expense Waivers, Limitations, Reimbursements and Recoupments: With respect to the Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended January 31, 2018, the amount waived was $799.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2018, there were no fees waived by the Manager.

With respect to the Fund, the Manager contractually or voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

	Contractual (a)	Voluntary (b)
Institutional	0.35%	0.30%
Class K	0.30	0.20

(a)	The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement through November 30, 2019 unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) or by a vote of majority of the outstanding voting securities of the Fund.
(b)	The voluntary waiver or reimbursement may be reduced or discontinued at any time.

For the six months ended January 31, 2018, the Manager waived and/or reimbursed $168,467 and $4,702, which are included in fees waived and/or reimbursed by the Manager and shown as administration fees waived, respectively, in the Statement of Operations.

These amounts waived and/or reimbursed are included as administration fees waived – class specific, transfer agent fees waived and/or reimbursed – class specific respectively, in the Statement of Operations. For the six months ended January 31, 2018, class specific expense waivers and/or reimbursements were as follows:

	Institutional	Class K	Total
Administration Fees Waived	$520	$9,390	$9,910
Transfer Agent Fees Waived and/or Reimbursed	369	132	501

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)    The Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

(2)    The Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

On January 31, 2018, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring July 31,
	2018	2019	2020
Fund Level	$132,142	$167,205	$103,728
Institutional	—	614	889
Class K	9,047	11,666	9,522

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements  (unaudited) (continued)

During the six months ended January 31, 2018, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

6.	PURCHASES AND SALES

For the six months ended January 31, 2018, purchases and sales of investments, and excluding short-term securities, were $50,472,220 and $48,607,074, respectively.

7.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended July 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

8.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2018, the Fund did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Concentration Risk: The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 01/31/2018 (Unaudited)		Year Ended 07/31/2017
	Shares	Amount	Shares	Amount
Institutional
Shares sold	4,924,303	$49,329,130	5,814,662	$58,269,595
Shares issued in reinvestment of distributions	26,424	264,646	30,538	306,105
Shares redeemed	(3,843,681)	(38,512,490)	(3,731,581)	(37,397,702)

Net increase	1,107,046	$11,081,286	2,113,619	$21,177,998

Class K
Shares sold	8,841,689	$88,735,261	21,882,458	$219,601,442
Shares issued in reinvestment of distributions	56,411	566,063	48,744	489,308
Shares redeemed	(10,448,272)	(104,839,963)	(15,266,095)	(153,198,613)

Net increase (decrease)	(1,550,172)	$(15,538,639)	6,665,107	$66,892,137

Total Net Increase (Decrease)	(443,126)	$(4,457,353)	8,778,726	$88,070,135

At January 31, 2018, 1,000,000 Institutional Shares and 1,500,450 Class K Shares of the Fund were owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	19

Trustee and Officer Information

Rodney D. Johnson, Chair of the Board(a) and Trustee

Mark Stalnecker, Chair Elect of the Board(a) and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick , Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

(a)	Mr. Stalnecker was approved as Chair Elect of the Board effective January 1, 2018. It is expected that, effective January 1, 2019, Mr. Stalnecker will assume the position of Chair of the Board and Mr. Johnson will retire as Chair of the Board.

Effective February 22, 2018, Barbara G. Novick resigned, and Robert Fairbairn was appointed, as an Interested Trustee of the Fund.

Investment Adviser and Administrator	Transfer Agent
BlackRock Advisors, LLC	BNY Mellon Investment Servicing (US) Inc
Wilmington, DE 19809	Wilmington, DE 19809

Accounting Agent	Independent Registered Public Accounting Firm
JPMorgan Chase Bank, N.A.	PricewaterhouseCoopers LLP
New York, NY 10179	Philadelphia, PA 19103

Custodians	Distributor
JPMorgan Chase Bank, N.A.	BlackRock Investments, LLC
New York, NY 10179	New York, NY 10022

The Bank of New York Mellon	Legal Counsel
New York, NY 10286	Sidley Austin LLP
New York, NY 10019

Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund Forms N-Q may also be obtained upon request and without charge by calling (800) 537-4942.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 537-4942; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 537-4942 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	21

Glossary of Terms Used in this Report

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SHORTS-1/18-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

2

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 4, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: April 4, 2018

4